Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Aligned Data Centers International LP
7.164% due 05/16/2028 «~		$466,563	$466,563
Altice France SA
6.579% (EUR003M + 2.204%) due 04/30/2028 ~	EUR	7,947	9,120
6.579% (EUR003M + 2.240%) due 10/30/2028 ~		29,307	33,579
7.798% (TSFR3M + 3.673%) due 04/30/2028 ~		$16,318	16,406
8.735% - 8.736% (TSFR3M + 3.673%) due 10/30/2028 ~		35,222	35,244
9.048% (TSFR3M + 3.653%) due 05/14/2029 ~		111,816	112,319
9.079% (EUR003M + 2.240%) due 05/30/2031 ~	EUR	10,964	12,802
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		$387,822	396,742
Avolon TLB Borrower 1 U.S. LLC
5.389% (TSFR1M + 0.000%) due 06/24/2030 ~		7,773	7,784
Coreweave Compute Acquisition Co. IV LLC
9.661% - 9.732% (TSFR3M + 3.666%) due 05/16/2029 «~		3,056	3,151
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		48,024	48,024
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		216,976	216,705
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		686,637	687,680
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(m)	EUR	82,400	94,150
Encina Private Credit LLC
TBD% due 11/30/2026 «~		$2,762	2,364
Envalior Finance GmbH
7.650% (EUR003M + 2.150%) due 03/29/2030 ~	EUR	118,900	126,442
Lealand Finance Co. BV
6.758% (TSFR1M + 3.644%) due 06/30/2027 ~		$2,410	2,333
Lealand Finance Co. BV (4.758% Cash and 3.000% PIK)
7.758% (TSFR1M + 3.644%) due 12/31/2027 ~(d)		6,604	6,390
Mercury Aggregator LP
TBD% due 04/03/2027 «		27,183	0
MH Sub I LLC
7.894% (TSFR1M + 3.644%) due 05/03/2028 ~		1,651	1,609
7.894% (TSFR1M + 3.644%) due 12/31/2031 ~		1,115	969
MPH Acquisition Holdings LLC
8.263% (TSFR3M + 3.663%) due 12/31/2030 ~		199	176
Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		112,567	112,586
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	380,000	465,671
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	144,800	165,703
4.979% (EUR006M + 2.488%) due 04/01/2027 «~		451,800	519,709
Poseidon Bidco SASU
7.504% due 03/13/2030		235,200	77,934
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		$517,949	517,949
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		1,030,259	1,030,259
TBD% - 6.112% (TSFR1M + 3.612%) due 01/09/2028 «~µ		108,450	107,767
SCUR-Alpha 1503 GmbH
9.163% (TSFR3M + 3.663%) due 04/01/2030 ~		209,714	183,163
Softbank Vision Fund II
7.382% (TSFR3M + 3.732%) due 04/25/2029 «~		397,830	404,759
Subcalidora 2
8.041% (EUR003M + 2.291%) due 08/14/2029 «~	EUR	129,849	147,570
Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~		$55,057	48,018
TransDigm, Inc.
5.894% (TSFR1M + 3.644%) due 03/22/2030 ~		19,699	19,723
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		76,382	76,482
Turkiye Vakiflar Bankasi TAO
5.401% (EUR003M + 2.407%) due 12/15/2028 «~	EUR	20,200	23,170
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		$24,084	23,744
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	33,499	41,104

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Westmoreland Coal Co.
8.000% due 03/15/2029		$3,989	2,293

Total Loan Participations and Assignments (Cost $6,401,551)			6,248,156

CORPORATE BONDS & NOTES 7.8%
BANKING & FINANCE 2.2%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		6,700	7,050
Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~		3,350	3,348
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~		20,500	20,479
Ambac Assurance Corp.
5.100% due 12/31/2099 (l)		352	469
American Tower Trust
5.490% due 03/15/2053		117,600	118,612
Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~		3,500	3,498
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~		5,200	5,488
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~		13,000	13,522
18.560% (T-BILL 3MO + 14.750%) due 06/07/2033 ~		7,500	7,462
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		50,661	49,174
Banco Santander SA
4.250% due 04/11/2027		28,400	28,370
6.527% due 11/07/2027 •		95,200	95,886
6.607% due 11/07/2028		61,400	64,170
Bank of America Corp.
5.202% due 04/25/2029 •		9,100	9,186
Barclays PLC
4.972% due 05/16/2029 •		54,550	54,782
5.674% due 03/12/2028 •		20,700	20,869
5.690% due 03/12/2030 •		51,700	52,783
6.490% due 09/13/2029 •		25,800	26,708
6.496% due 09/13/2027 •		61,695	61,927
7.437% due 11/02/2033 •		2,848	3,175
Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~		7,000	6,982
11.852% (BNMMDTSC + 8.332%) due 04/30/2031 ~		5,800	5,997
22.020% (BNMMDTSC + 18.500%) due 04/30/2031 ~		6,700	7,212
Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~		4,800	4,802
8.770% (FHMMUSTF + 5.250%) due 01/08/2031 ~		22,908	23,110
9.520% (FHMMUSTF + 6.000%) due 01/08/2029 ~		1,500	1,505
11.520% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	247
BNP Paribas SA
5.497% due 05/20/2030 •		7,200	7,331
Bonanza RE Ltd.
3.510% (MSMMUSTF + 0.000%) due 01/08/2027 ~		9,600	8,736
BPCE SA
5.716% due 01/18/2030 •		34,200	34,889
5.936% due 05/30/2035 •		8,600	8,827
6.612% due 10/19/2027 •		28,400	28,571
6.714% due 10/19/2029 •		66,000	68,605
7.003% due 10/19/2034 •		42,300	46,077
Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		800	800
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~		900	900
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~		1,200	1,200
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~		1,400	1,400
CaixaBank SA
6.684% due 09/13/2027 •		41,400	41,575
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		12,200	12,078
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~		12,050	12,042
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		42,300	44,178
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~		9,550	9,533
Charles River Re Ltd.
11.152% (BNMMDTSC + 7.632%) due 05/10/2031 ~		2,700	2,733
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		5,450	5,526
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		5,050	5,121
Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		300	300
CoStar Group, Inc.
2.800% due 07/15/2030 (o)		29,567	26,610
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	140,900	44,160
10.100% due 12/15/2043		64,413	20,730
Credit Suisse AG AT1 Claim		$272,096	95,913
Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,620
Deloitte LLP
5.250% due 01/30/2030 «(m)		37,300	37,291
5.410% due 01/30/2032 «(m)		36,700	36,675

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Deutsche Bank AG
2.552% due 01/07/2028 •		8,850	8,763
6.720% due 01/18/2029 •		6,776	6,981
East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~		22,100	22,203
EPR Properties
4.500% due 06/01/2027		500	499
4.750% due 12/15/2026		2,445	2,445
4.950% due 04/15/2028		3,980	3,982
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		5,000	4,996
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~		6,600	6,594
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~		8,000	7,991
FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		46,446	37,971
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	39,141
2.900% due 02/16/2028		27,259	26,337
4.125% due 08/17/2027		2,700	2,677
4.950% due 05/28/2027		3,700	3,703
5.918% due 03/20/2028		21,973	22,252
6.798% due 11/07/2028		11,573	11,951
6.800% due 05/12/2028 (o)		26,077	26,832
7.350% due 11/04/2027		7,300	7,503
Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		10,900	10,891
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		4,800	4,301
4.000% due 01/15/2031		5,300	5,009
5.300% due 01/15/2029		29,811	29,969
Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		16,200	16,339
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		39,500	40,529
Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~		10,600	10,818
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	126,300	143,137
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$2,800	2,761
Hardwood Funding LLC
4.840% due 06/07/2028 «(m)		18,500	18,456
4.980% due 06/07/2030 «(m)		12,000	11,947
Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~		4,600	4,603
Hestia Re Ltd.
10.270% (BNMMDTSC + 6.750%) due 03/13/2032 ~		3,400	3,483
11.770% (BNMMDTSC + 8.250%) due 03/13/2032 ~		3,600	3,678
13.039% (T-BILL 1MO + 9.250%) due 04/16/2029 ~		1,300	1,311
Hexagon IV RE Ltd.
10.666% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	21,312	25,191
HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,240
4.583% due 06/19/2029 •		73,000	72,799
Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~		3,000	2,999
11.520% (FHMMUSTF + 8.000%) due 06/06/2027 ~		1,350	1,369
13.270% (FHMMUSTF + 9.750%) due 06/06/2027 ~		900	910
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~		1,450	1,445
15.770% (FHMMUSTF + 12.250%) due 06/06/2028 ~		6,000	6,214
19.770% (FHMMUSTF + 16.250%) due 06/07/2029 ~		1,850	1,841
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~		10,100	10,565
Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	49,700
Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		6,121	6,220
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	51,000	58,295
Lloyds Banking Group PLC
5.462% due 01/05/2028 •		$20,100	20,204
Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~		7,400	7,363
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		6,700	6,714
Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~		16,800	16,798
Longleaf Pine Re Ltd.
21.453% (GSMMUSTI + 17.932%) due 05/27/2031 ~		25,200	25,735
Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~		1,400	1,401
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~		1,100	1,101
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~		3,150	3,151
9.014% (MSMMUSTF + 5.504%) due 07/08/2030 ~		250	250
Luca RE Ltd.
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~		20,700	21,527
Mayflower Re Ltd.
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~		700	701

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

MMcapS Funding XVIII Ltd.
4.296% (US0003M + 0.290%) due 12/26/2039 ~		14,635	14,343
4.506% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,989
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	8,700	6,198
Morgan Stanley Private Bank NA
4.213% due 02/08/2030 •(o)		$34,600	34,153
Mountain Re Ltd.
10.770% (BNMMDTSC + 7.250%) due 06/07/2033 ~		6,200	6,199
Nationwide Building Society
2.972% due 02/16/2028 •		342	339
3.960% due 07/18/2030 •		57,892	56,395
4.302% due 03/08/2029 •(o)		56,000	55,719
6.557% due 10/18/2027 •		30,400	30,574
Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		13,800	13,915
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~		8,750	9,086
13.521% (GSMMUSTI + 10.000%) due 12/07/2030 ~		22,346	22,134
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,173
4.445% due 05/08/2030 •		163,400	161,882
4.887% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,411
4.892% due 05/18/2029 •		6,900	6,920
5.076% due 01/27/2030 •		177,653	178,838
5.583% due 03/01/2028 •		42,300	42,610
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		4,200	3,901
2.750% due 03/09/2028		38,100	36,252
5.625% due 09/29/2028		3,600	3,594
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		33,000	32,831
Nomura Holdings, Inc.
2.172% due 07/14/2028		51,800	49,239
Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	2,400	2,854
10.433% (EUR003M + 8.330%) due 01/08/2027 ~		19,700	22,984
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		$9,050	9,181
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~		5,800	5,921
13.220% (BNMMDTSC + 9.700%) due 06/09/2031 ~		1,700	1,756
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)		142,178	115,813
Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~		3,500	3,508
12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~		3,500	3,538
14.050% (BRMMUSDF + 10.500%) due 01/08/2029 ~		500	501
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~		16,100	16,776
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		73,700	75,675
Preferred Term Securities VIII Ltd./Preferred Term Securities VIII, Inc.
4.872% (US0003M + 0.900%) due 01/03/2033 ~		1,599	1,599
Preferred Term Securities XII Ltd./Preferred Term Securities XII, Inc.
4.809% (US0003M + 0.880%) due 12/24/2033 ~		1,988	1,983
Preferred Term Securities XIX Ltd./Preferred Term Securities XIX, Inc.
4.356% (US0003M + 0.430%) due 12/22/2035 ~		28,471	27,333
Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.506% (US0003M + 0.580%) due 03/23/2035 ~		8,863	8,530
Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.329% (US0003M + 0.400%) due 06/23/2035 ~		7,106	6,928
4.429% (US0003M + 0.500%) due 06/23/2035 ~		10,965	10,252
Preferred Term Securities XVIII Ltd./Preferred Term Securities XVIII, Inc.
4.406% (US0003M + 0.480%) due 09/23/2035 ~		13,973	13,484
4.676% (US0003M + 0.750%) due 09/23/2035 ~		20,535	18,687
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc.
4.326% (US0003M + 0.400%) due 03/22/2038 ~		37,144	35,844
4.376% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,444
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.326% (US0003M + 0.400%) due 03/22/2038 ~		25,120	23,236
Preferred Term Securities XXII Ltd./Preferred Term Securities XXII, Inc.
4.326% (US0003M + 0.400%) due 09/22/2036 ~		27,674	26,567
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.226% (US0003M + 0.300%) due 03/22/2037 ~		42,694	40,879
4.306% (US0003M + 0.380%) due 03/22/2037 ~		45,472	41,380
Preferred Term Securities XXV Ltd./Preferred Term Securities XXV, Inc.
4.276% (US0003M + 0.350%) due 06/22/2037 ~		48,367	43,712
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.226% (US0003M + 0.300%) due 09/22/2037 ~		64	61
4.296% (US0003M + 0.370%) due 09/22/2037 ~		41,673	37,922
Preferred Term Securities XXVII Ltd./Preferred Term Securities XXVII, Inc.
4.226% (US0003M + 0.300%) due 12/22/2037 ~		10,081	9,627
4.326% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,922
Preferred Term Securities XXVIII Ltd./Preferred Term Securities XXVIII, Inc.
4.526% (US0003M + 0.600%) due 03/22/2038 ~		16,804	15,375
4.826% (US0003M + 0.900%) due 03/22/2038 ~		13,793	13,724
Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~		9,650	9,650
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~		20,100	20,643

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pyramid Funding Ltd.
5.062% due 03/28/2035 «	GBP	162,662	175,828
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	12,700	14,722
Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~		3,800	4,412
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		$7,350	7,346
RNHB BV
0.000% due 10/28/2027 «	EUR	20,195	23,378
0.000% due 04/28/2028 «		10,673	12,937
0.000% due 10/28/2028 «		22,876	26,279
6.760% due 03/01/2027 «		11,655	13,268
Sabine Re Ltd.
12.040% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$6,600	6,682
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		12,330	12,189
3.823% due 11/03/2028 •		31,580	31,227
6.534% due 01/10/2029 •		6,200	6,365
SLM Student Loan Trust
2.951% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	383	415
Societe Generale SA
5.250% due 02/19/2027		$500	502
6.691% due 01/10/2034 •		128,000	137,041
Standard Chartered PLC
6.750% due 02/08/2028 •		3,035	3,074
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~		10,300	10,300
Taranis Reinsurance DAC
8.514% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	13,300	15,378
11.194% (EUR003M + 8.990%) due 01/08/2031 ~		18,600	22,435
Titanium 2l Bondco SARL
6.250% due 01/14/2031		2,955	494
Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		$1,750	1,750
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		7,000	7,046
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~		2,800	2,813
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		15,100	15,530
9.810% (T-BILL 1MO + 6.000%) due 06/07/2034 ~		2,150	2,202
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		8,900	9,172
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		4,900	4,885
U.S. Capital Funding VI Ltd./U.S. Capital Funding VI Corp.
4.220% due 07/10/2043 •		38,142	34,709
UBS Group AG
3.091% due 05/14/2032 •		60,085	55,156
3.869% due 01/12/2029 •		7,400	7,316
4.194% due 04/01/2031 •		31,069	30,337
5.428% due 02/08/2030 •		19,800	20,084
5.959% due 01/12/2034 •		86,300	89,959
6.246% due 09/22/2029 •		92,400	95,311
6.327% due 12/22/2027 •		95,300	96,105
Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~		3,200	3,241
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		17,200	17,692
Ursa Re Ltd.
9.020% (BNMMDTSC + 5.500%) due 12/07/2026 ~		38,700	39,110
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~		25,300	26,131
12.270% (BNMMDTSC + 8.750%) due 12/07/2026 ~		49,500	50,440
VB DPR Finance Co.
6.833% due 03/15/2035 «(m)		52,500	53,037
Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		11,400	11,536
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~		3,500	3,505
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~		3,550	3,592
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		5,805	5,641
4.500% due 09/01/2026		16,083	16,074
4.500% due 01/15/2028		3,495	3,472
5.750% due 02/01/2027		12,316	12,349
Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~		5,700	5,674
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		4,500	4,481
Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		21,400	21,404
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		8,800	8,802
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		2,300	2,301
Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	400	470
Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$6,400	6,399
Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~		3,700	3,708
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~		3,700	3,710
9.550% (BRMMUSDF + 6.000%) due 05/04/2033 ~		3,000	3,021
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		1,800	1,854

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

15.210% (BNMMDTSC + 11.690%) due 02/26/2031 ~		4,800	4,895
Yardstick RE DAC
4.274% (EUR003M + 1.950%) due 07/08/2034 «~	EUR	7,250	8,284
Yellow Tulip Assetco BV
0.000% due 07/30/2036 «		45,750	52,274
Yellow Tulip Bidco BV
0.000% due 07/30/2036 «		47,123	9,666

			5,074,414

INDUSTRIALS 4.9%
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$23,908	23,911
Altice France SA
6.500% due 10/15/2031		1,576	1,529
6.500% due 04/15/2032		20,296	19,631
6.875% due 10/15/2030		26,921	26,141
6.875% due 07/15/2032		4,872	4,730
9.500% due 11/01/2029		34,558	35,107
Amdocs Ltd.
2.538% due 06/15/2030		19,000	17,138
American Airlines Pass-Through Trust
2.875% due 01/11/2036		24,118	21,766
3.000% due 04/15/2030		13,998	13,566
3.150% due 08/15/2033		1,214	1,141
3.200% due 12/15/2029		7,821	7,594
3.350% due 04/15/2031		16,580	15,970
3.375% due 11/01/2028		28,023	27,708
3.575% due 07/15/2029		7,136	7,043
3.600% due 03/22/2029		2,588	2,551
3.650% due 12/15/2029		2,810	2,720
3.650% due 08/15/2030		9,173	8,972
Bayer U.S. Finance LLC
6.375% due 11/21/2030		5,400	5,685
Beignet Investor LLC
6.581% due 05/30/2049		4,107,935	4,192,757
Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (h)		1,695	1,391
Boeing Co.
2.950% due 02/01/2030		19,314	18,177
3.200% due 03/01/2029		10,000	9,643
3.450% due 11/01/2028		4,404	4,289
3.625% due 02/01/2031		30,180	28,730
5.040% due 05/01/2027 (o)		125,660	126,036
5.150% due 05/01/2030 (o)		28,190	28,539
6.259% due 05/01/2027		71,656	72,620
6.298% due 05/01/2029		73,606	76,641
6.388% due 05/01/2031 (o)		25,500	27,102
British Airways Pass-Through Trust
2.900% due 09/15/2036		10,579	9,686
3.300% due 06/15/2034		1,988	1,871
3.800% due 03/20/2033		3,034	2,956
Carvana Co.
9.000% due 06/01/2030		222,865	230,589
9.000% due 06/01/2031 (o)		242,218	267,466
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		64,300	63,785
3.276% due 12/01/2028		16,500	15,870
3.569% due 12/01/2031		38,900	35,729
Centene Corp.
2.450% due 07/15/2028		6,200	5,895
4.625% due 12/15/2029		4,400	4,271
Claritev Corp. (6.000% Cash and 0.750% PIK)
6.750% due 03/31/2031 (d)		34,353	20,268
CLN Magnetto Group
7.450% due 10/25/2031 «		148,000	148,679
CommonSpirit Health
4.352% due 09/01/2030		34,120	33,383
CVS Pass-Through Trust
4.163% due 08/11/2036		4,256	3,985
5.773% due 01/10/2033		3,070	3,067
5.880% due 01/10/2028		272	272
7.507% due 01/10/2032		2,594	2,710
DISH DBS Corp.
5.250% due 12/01/2026		284,326	281,466
5.750% due 12/01/2028		247,593	240,053
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,146
4.950% due 05/15/2028		4,355	4,378
Flora Food Management BV
6.875% due 07/02/2029	EUR	72,600	81,149
7.500% due 10/31/2030		213,400	243,312
FMC Corp.
8.000% due 06/01/2031		$18,100	18,851
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		24,600	23,001

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.950% due 02/06/2028		15,900	13,912
7.288% due 08/16/2037		30,730	23,047
8.625% due 04/28/2034		141,090	123,453
Greene King Finance PLC
5.106% due 03/15/2034	GBP	961	1,258
5.666% (BP0003M + 1.800%) due 12/15/2034 ~		427	530
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	109,800	124,537
6.375% due 06/15/2051		170,400	196,856
Imperial Brands Finance PLC
3.500% due 07/26/2026		$906	905
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,068	1,835
4.000% due 05/15/2034		45,447	43,166
Mitchells & Butlers Finance PLC
4.350% (US0003M + 0.450%) due 12/15/2030 ~		19	18
6.013% due 12/15/2030	GBP	2,688	3,585
MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$4,061	3,391
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (d)		8,137	8,063
National Football League
5.480% due 10/05/2028 «(m)		76,800	77,317
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		71,663	70,542
4.810% due 09/17/2030		152,860	142,439
7.500% due 07/17/2030		77,275	79,711
NPC Ukrenergo
6.875% due 11/09/2028		3,480	3,391
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		108,730	40,121
5.500% due 04/12/2037 ^(e)		117,045	43,014
6.000% due 11/15/2026 ^(e)		67,067	25,318
9.750% due 05/17/2035 ^(e)		52,840	23,635
Petroleos Mexicanos
5.950% due 01/28/2031		102,325	101,200
6.700% due 02/16/2032		400,739	404,536
6.750% due 09/21/2047		71,382	61,155
6.950% due 01/28/2060		57,150	48,111
7.690% due 01/23/2050		16,197	15,118
Prime Property Fund LLC
5.250% due 09/30/2029 «(m)		34,500	34,359
5.440% due 09/30/2031 «(m)		34,500	34,152
Prosus NV
1.288% due 07/13/2029	EUR	19,700	21,094
1.985% due 07/13/2033		20,900	21,040
2.085% due 01/19/2030		21,300	23,096
2.778% due 01/19/2034		17,444	18,235
3.061% due 07/13/2031		$46,300	42,098
4.193% due 01/19/2032		19,200	18,259
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		1,762,848	1,757,990
Rolls-Royce PLC
5.750% due 10/15/2027	GBP	29,673	39,850
Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)		60,389	56,072
Saudi Arabian Oil Co.
4.750% due 06/02/2030		$167,100	166,505
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		115	106
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		10,873	10,904
Textron, Inc.
3.650% due 03/15/2027		12,300	12,236
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	68,092	95,933
9.750% due 10/10/2027		15,790	22,246
Times Square Hotel Trust
8.528% due 08/01/2026		$42	42
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,530	6,683
5.750% due 09/30/2039		53,149	52,371
U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	4,750
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,457	6,809
3.500% due 09/01/2031		2,732	2,638
4.150% due 02/25/2033		3,010	2,926
5.875% due 04/15/2029		71,563	72,445
Valaris Ltd.
8.375% due 04/30/2030		956	993
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	30,416
3.875% due 11/01/2033		10,800	9,633
4.125% due 08/15/2031		10,300	9,674

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Venture Global LNG, Inc.
7.000% due 01/15/2030		29,340	29,938
9.500% due 02/01/2029		179,831	193,644
9.875% due 02/01/2032		14,350	15,325
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		101,800	104,206
6.500% due 01/15/2034 (o)		31,080	32,399
6.750% due 01/15/2036		34,700	36,809
Volkswagen Group of America Finance LLC
5.300% due 03/22/2027		100,000	100,640
Yellowstone Energy LP
5.750% due 12/31/2026		534	530

			11,342,876

UTILITIES 0.7%
Edison International
6.250% due 03/15/2030		40,350	41,475
FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,318
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	133,094
2.950% due 01/27/2029	$	93,400	76,121
3.000% due 06/29/2027		12,000	10,860
ONEOK, Inc.
5.550% due 11/01/2026		300	301
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	42,882
2.500% due 02/01/2031		51,959	46,636
3.000% due 06/15/2028		85,600	82,865
3.250% due 06/01/2031 (o)		86,160	79,509
3.300% due 03/15/2027		83,737	83,008
3.300% due 12/01/2027		164,659	161,614
3.750% due 07/01/2028		176,652	173,566
4.200% due 03/01/2029		65,400	64,493
4.250% due 03/15/2046		32,021	24,811
4.300% due 03/15/2045 (o)		21,683	17,124
4.400% due 03/01/2032		67,000	64,775
4.450% due 04/15/2042		46,785	38,922
4.550% due 07/01/2030 (o)		346,519	341,330
4.600% due 06/15/2043		37,654	31,394
4.650% due 08/01/2028		19,885	19,837
5.450% due 06/15/2027		23,667	23,852
5.900% due 06/15/2032		20,000	20,693
6.400% due 06/15/2033		4,948	5,238
Peru LNG SRL
5.375% due 03/22/2030		934	908
Rio Oil Finance Trust
8.200% due 04/06/2028		10,441	10,715
9.750% due 01/06/2027		3,383	3,434
Sprint Capital Corp.
8.750% due 03/15/2032 (o)		25,100	29,576

			1,632,351

Total Corporate Bonds & Notes (Cost $17,881,940)			18,049,641

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (h)(m)		23,881	806
Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (h)(m)		29,761	2,083

Total Convertible Bonds & Notes (Cost $7,121)			2,889
MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		3,925	3,585
3.850% due 06/01/2050		1,630	1,497
4.214% due 06/01/2050		26,895	18,990

			24,072

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		48	51

Total Municipal Bonds & Notes (Cost $32,499)			24,123

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

U.S. GOVERNMENT AGENCIES 58.6%
Federal Home Loan Mortgage Corp.
1.500% due 05/01/2041	655	551
2.000% due 03/01/2028	15	15
2.500% due 08/01/2027 - 10/01/2051	97,471	85,911
3.000% due 11/01/2026 - 04/01/2052	381,234	340,617
3.500% due 08/01/2038 - 03/01/2051	327,787	302,512
4.000% due 10/01/2038 - 03/01/2053	102,077	96,881
4.500% due 06/01/2038 - 08/01/2053	9,204	8,961
5.000% due 01/01/2029 - 06/01/2056	12,195,678	12,007,718
5.500% due 04/01/2027 - 01/01/2056	2,011,583	2,034,799
5.723% due 05/01/2033 •	3	3
5.727% due 05/01/2035 •	8	8
5.748% due 03/01/2031 •	2	2
5.839% due 04/01/2036 •	2	2
5.875% due 11/01/2031 •	3	3
5.903% due 05/01/2029 - 12/01/2034 •	1	2
5.971% due 01/01/2033 •	3	3
5.989% due 07/01/2033 •	1	1
5.995% due 08/01/2034 •	1	1
6.000% due 07/01/2026 - 10/01/2055	127,930	132,128
6.011% due 01/01/2035 •	8	8
6.041% due 07/01/2034 •	12	13
6.099% due 10/01/2032 •	5	5
6.143% due 01/01/2035 •	14	14
6.191% due 03/01/2032 •	24	24
6.208% due 09/01/2033 •	1	1
6.221% due 07/01/2033 •	1	1
6.245% due 12/01/2037 •	1	1
6.298% due 09/01/2033 •	17	17
6.355% due 09/01/2031 •	32	33
6.363% due 09/01/2034 •	19	20
6.375% due 09/01/2032 •	15	15
6.409% due 12/01/2033 •	12	12
6.500% due 10/01/2028 - 06/01/2055	86,712	90,789
6.508% due 09/01/2037 •	1	1
6.538% due 11/01/2035 •	27	27
6.560% due 09/01/2037 •	1	1
7.000% due 01/01/2043 - 07/01/2055	2,911	3,102
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.231% due 09/25/2030 ~(a)	196,440	7,329
1.459% due 06/25/2030 ~(a)	85,374	3,732
1.527% due 05/25/2030 ~(a)	301,004	14,214
3.949% due 09/25/2035 ~(a)	56,852	7,787
Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	115,905	76,040
1.387% due 12/15/2042 •	1,364	1,068
1.955% due 01/15/2038 ~(a)	8,080	365
2.243% due 11/15/2037 •(a)	2,906	239
2.343% due 08/15/2037 •(a)	412	32
2.485% due 01/15/2041 •	653	583
2.493% due 06/15/2038 - 01/15/2042 •(a)	1,990	162
2.733% due 03/15/2037 •(a)	2,067	173
2.743% due 03/15/2037 - 06/15/2039 •(a)	924	83
2.843% due 09/15/2036 •(a)	718	52
2.863% due 09/15/2036 •(a)	485	42
2.943% due 04/15/2036 - 05/15/2036 •(a)	2,758	277
3.000% due 03/15/2027 - 12/15/2032 (a)	257	5
3.043% due 01/15/2037 •(a)	324	26
3.443% due 08/15/2036 •(a)	836	80
3.445% due 02/15/2040 •	347	316
3.500% due 08/15/2042	6,034	5,656
4.000% due 01/15/2041	3,263	3,166
4.000% due 09/15/2048 (a)	401	62
4.107% due 12/15/2046 •	12,940	12,740
4.157% due 06/15/2049 •	7,088	6,986
5.000% due 01/15/2034 - 05/15/2038	1,532	1,542
5.500% due 08/15/2036 - 06/15/2041	10,518	10,743
6.000% due 02/15/2031 - 02/15/2032	232	237
6.500% due 04/15/2029 - 11/25/2049	3,667	3,817
7.000% due 06/15/2029 - 03/15/2032	20	21
7.250% due 09/15/2030	2	2
7.500% due 09/15/2030	25	26
8.500% due 06/15/2031	12	13
8.685% due 12/15/2031 - 02/15/2032 •	179	191
11.291% due 10/15/2031 •	9	9
Federal Home Loan Mortgage Corp. STRIPS
3.000% due 12/15/2042 - 10/15/2047 (a)	28,707	4,189
3.500% due 12/15/2042 (a)	2,930	465
3.588% due 11/15/2043 •	7,299	7,089
3.748% due 08/15/2044 •	3,700	3,474
4.000% due 09/15/2048 (a)	3,422	433

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •	2	2
5.144% due 07/25/2044 •	3	3
Federal National Mortgage Association
1.500% due 12/01/2040 - 06/01/2051	759	631
2.000% due 10/01/2026 - 11/01/2051	11,434	9,290
2.500% due 02/01/2028 - 09/01/2051	51,138	43,384
3.000% due 07/01/2026 - 11/01/2051	1,861,554	1,665,460
3.500% due 08/01/2026 - 06/01/2051	423,336	391,152
3.564% due 04/01/2027 •	5	5
4.000% due 08/01/2026 - 01/01/2059	871,643	829,033
4.010% due 03/01/2033 •	3	3
4.500% due 04/01/2028 - 09/01/2053	39,430	38,533
4.967% due 10/01/2044 •	1	1
5.000% due 10/01/2026 - 06/01/2056	9,122,074	8,983,389
5.167% due 10/01/2040 •	6	6
5.314% due 02/01/2034 •	166	167
5.340% due 12/01/2035 •	11	11
5.500% due 06/01/2048 - 01/01/2056	1,676,025	1,694,241
5.635% due 11/01/2033 •	3	3
5.678% due 08/01/2033 •	3	3
5.760% due 04/01/2033 •	1	1
5.827% due 04/01/2032 •	3	3
5.840% due 12/01/2033 •	5	5
6.000% due 01/01/2027 - 11/01/2055	416,226	432,029
6.078% due 09/01/2030 •	2	2
6.135% due 07/01/2032 •	3	3
6.145% due 09/01/2031 •	10	10
6.249% due 09/01/2035 •	2	2
6.319% due 10/01/2032 •	1	1
6.343% due 03/01/2033 •	16	16
6.436% due 10/01/2036 •	1	1
6.500% due 07/01/2026 - 05/01/2055	69,966	72,966
7.000% due 07/01/2034 - 04/01/2055	17,516	18,607
Federal National Mortgage Association Benchmark REMICS
5.500% due 04/25/2037	2,689	2,735
Federal National Mortgage Association Grantor Trust
3.873% due 09/25/2031 •	286	274
Federal National Mortgage Association REMICS
0.453% due 09/25/2042 •	819	450
1.239% due 11/25/2042 •	1,597	1,034
2.108% due 03/25/2041 •(a)	1,448	120
2.258% due 11/25/2049 •(a)	16,463	1,885
2.288% due 06/25/2037 •(a)	235	22
2.308% due 03/25/2037 - 03/25/2049 •(a)	4,909	521
2.328% due 12/25/2036 - 02/25/2037 •(a)	799	52
2.358% due 04/25/2037 •(a)	387	37
2.368% due 04/25/2037 •(a)	621	42
2.408% due 08/25/2035 - 02/25/2043 •(a)	2,373	215
2.500% due 04/25/2042 - 08/25/2042	7,640	7,365
2.558% due 01/25/2038 •(a)	889	74
2.608% due 01/25/2040 •(a)	864	56
2.638% due 03/25/2037 •(a)	1,163	94
2.658% due 05/25/2037 •(a)	360	25
2.668% due 06/25/2037 •(a)	1,350	139
2.698% due 04/25/2037 •(a)	804	90
2.708% due 12/25/2037 •(a)	805	68
2.808% due 10/25/2036 - 06/25/2040 •(a)	912	75
2.908% due 11/25/2036 •(a)	244	8
2.958% due 03/25/2036 •(a)	371	24
3.000% due 06/25/2027 - 06/25/2042 (a)	3,190	96
3.048% due 04/25/2037 •(a)	620	72
3.258% due 02/25/2038 •(a)	2,854	308
3.458% due 02/25/2037 •(a)	222	24
3.787% due 12/25/2036 •	14	14
3.847% due 03/25/2034 •	1	1
4.000% due 12/25/2042 - 12/25/2047 (a)	828	66
4.142% due 06/25/2029 - 08/25/2036 •	2	2
4.192% due 06/25/2049 •	3,041	2,993
4.500% due 12/25/2039 - 07/25/2040	2,701	2,655
4.500% due 12/25/2042 (a)	623	94
4.549% due 12/25/2050 •	9,531	9,524
5.000% due 08/25/2033 - 10/25/2041	10,745	10,771
5.500% due 11/25/2032	721	732
6.000% due 06/25/2029 - 09/25/2031	251	255
6.500% due 10/25/2031 - 02/25/2033	19	19
7.000% due 06/25/2032 - 01/25/2048	48	49
7.034% due 03/25/2038 •	217	226
7.500% due 11/25/2030 - 12/25/2030	1	0
8.500% due 06/25/2030	24	26
Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	1	1
7.500% due 06/25/2042 ~	7	7
Federal National Mortgage Association Trust
4.092% due 03/25/2044 •	1	1
5.000% due 06/25/2043	12	12

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

7.500% due 06/25/2042	10	10
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	822	0
0.022% due 08/16/2048 ~(a)	500	0
1.085% due 03/16/2051 ~(a)	566	0
3.000% due 01/20/2042 - 11/20/2048	381	344
3.500% due 01/20/2045 - 03/20/2056	2,846,038	2,569,499
4.000% due 06/20/2039 - 06/20/2054	152,765	143,409
4.500% due 07/20/2032 - 02/20/2049	74,049	72,434
5.000% due 01/20/2027 - 01/20/2035 •	18	17
5.125% due 12/20/2026 - 12/20/2033 •	13	13
5.375% due 08/20/2027 - 10/20/2029 •	11	11
5.625% due 06/20/2027 - 06/20/2032 •	44	45
5.875% due 08/20/2033 •	2	2
6.100% due 06/15/2028 - 01/15/2029	61	62
6.490% due 01/15/2028 - 01/15/2029	49	49
6.500% due 01/20/2055 - 05/20/2055	291,892	302,691
Government National Mortgage Association REMICS
2.446% due 10/20/2047 •(a)	6,245	765
3.500% due 03/20/2043 (a)	217	30
4.000% due 03/20/2043 (a)	632	65
4.161% due 10/20/2062 •	435	434
4.231% due 03/20/2063 •	71	71
4.511% due 11/20/2065 - 08/20/2066 •	7,024	7,051
4.531% due 10/20/2066 •	1,808	1,817
4.541% due 09/20/2066 •	996	999
4.561% due 05/20/2066 - 09/20/2066 •	14,150	14,219
4.591% due 08/20/2066 •	2,107	2,118
4.611% due 04/20/2066 - 11/20/2066 •	5,402	5,430
4.761% due 03/20/2066 - 01/20/2067 •	5,837	5,880
4.898% due 04/20/2067 •	6,912	6,967
4.911% due 03/20/2066 •	1,475	1,488
4.947% due 04/20/2068 •	15,355	15,580
5.000% due 07/20/2033	68	67
5.500% due 04/20/2037	143	143
Government National Mortgage Association, TBA
2.000% due 08/01/2056	85,000	69,603
2.500% due 07/01/2056	110,550	94,408
3.000% due 07/01/2056 - 08/01/2056	402,200	356,827
4.000% due 07/01/2056 - 08/01/2056	865,276	804,117
4.500% due 07/01/2056 - 08/01/2056	2,194,878	2,107,414
5.000% due 07/01/2056 - 08/01/2056	1,403,875	1,383,016
5.500% due 07/01/2056 - 08/01/2056	1,833,600	1,840,776
6.000% due 08/01/2056 - 09/01/2056	2,181,700	2,222,760
6.500% due 07/01/2056 - 08/01/2056	2,549,045	2,639,929
U.S. Small Business Administration
5.370% due 04/01/2028	25	25
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2041	2,950	2,758
3.000% due 07/01/2041 - 08/01/2056	834,957	762,248
3.500% due 08/01/2056	1,063,865	964,585
4.000% due 07/01/2056 - 09/01/2056	9,642,203	9,005,770
4.500% due 07/01/2056 - 09/01/2056	6,012,350	5,754,731
5.000% due 07/01/2056 - 08/01/2056	8,023,249	7,875,358
5.500% due 07/01/2056 - 09/01/2056	16,518,329	16,542,014
6.000% due 07/01/2056 - 09/01/2056	28,453,388	28,978,838
6.500% due 07/01/2056 - 08/01/2056	19,878,533	20,543,620
7.000% due 07/01/2056 - 08/01/2056	1,046,750	1,100,136

Total U.S. Government Agencies (Cost $136,280,258)		135,700,627

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
4.250% due 08/15/2054 (s)	338,200	302,015
4.500% due 11/15/2054	1,910,600	1,778,910
4.625% due 11/15/2045 (s)	794,356	763,078
4.625% due 02/15/2046	119,800	115,027
4.625% due 05/15/2054 (s)	1,587,700	1,508,160
4.750% due 02/15/2056 (o)(s)	3,803,169	3,695,313
U.S. Treasury Inflation Protected Securities (k)
0.250% due 02/15/2050	212,657	119,939
0.625% due 02/15/2043	34,638	25,275
0.750% due 02/15/2042 (q)	275,006	210,028
0.750% due 02/15/2045	183,696	130,555
0.875% due 02/15/2047	222,601	156,588
1.000% due 02/15/2046 (q)	175,424	128,892
1.000% due 02/15/2048	256,112	182,380
1.000% due 02/15/2049 (q)	642,844	451,725
1.375% due 02/15/2044	139,477	113,954
1.500% due 02/15/2053	349,443	265,747
2.125% due 02/15/2040	78,095	75,367
2.125% due 02/15/2041	19,611	18,740
2.500% due 01/15/2029 (q)	27,799	28,159
0.125% due 10/15/2026 (q)	1,040,845	1,035,269
0.125% due 01/15/2031 (q)	25,067	23,159
0.125% due 07/15/2031 (q)	119,484	109,728

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

0.125% due 01/15/2032 (q)		103,168	93,426
0.250% due 07/15/2029 (q)		1,556,939	1,485,373
0.375% due 01/15/2027 (q)		24,136	23,820
0.500% due 01/15/2028 (q)		6,325	6,165
0.625% due 07/15/2032 (q)		1,246,352	1,154,637
0.750% due 07/15/2028 (q)		359,701	351,794
1.125% due 01/15/2033 (q)		271,817	257,187
1.375% due 07/15/2033		2,692,305	2,583,323
1.625% due 04/15/2030 (q)		1,289,428	1,274,123
1.750% due 01/15/2034 (q)		556,481	543,872
1.875% due 07/15/2034		4,256,984	4,196,928
U.S. Treasury Notes
4.000% due 07/31/2032 (s)		3,746,703	3,692,991
4.125% due 02/15/2036 (s)		181,170	176,782

Total U.S. Treasury Obligations (Cost $28,806,181)			27,078,429

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.8%
20 Times Square Trust
3.203% due 05/15/2035 ~		99,576	89,090
ACRA Trust
5.608% due 10/25/2064 þ		11,435	11,443
Adjustable Rate Mortgage Trust
4.003% due 08/25/2036 •		4,669	1,599
4.064% due 01/25/2036 ~		18	17
4.123% due 08/25/2036 •		100	38
4.183% due 06/25/2037 •		211	267
4.263% due 03/25/2036 •		645	145
4.283% due 01/25/2036 •		1,625	1,575
4.303% due 11/25/2035 •		1,868	1,805
4.303% due 01/25/2036 •		325	313
4.303% due 02/25/2036 ~		1,127	708
4.361% due 11/25/2035 ~		23	19
4.362% due 07/25/2035 ~		126	123
4.570% due 09/25/2035 ~		222	190
4.673% due 11/25/2035 ~		1,202	821
4.713% due 08/25/2035 •		1,703	1,561
4.753% due 01/25/2036 ~		3,407	2,621
4.774% due 07/25/2035 ~		2	2
4.851% due 08/25/2036 ~		1,275	1,074
4.913% due 01/25/2035 •		2,750	2,527
4.979% due 03/25/2036 ~		9,577	2,137
5.416% due 01/25/2036 ~		446	424
5.550% due 05/25/2035 ~		868	854
5.832% due 01/25/2035 ~		94	91
6.030% due 08/25/2036 ~		3,210	199
6.296% due 07/25/2035 ~		462	463
Alba PLC
4.036% due 12/15/2038 •	GBP	374	488
4.106% due 03/17/2039 •		2,045	2,640
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$99,320	85,668
0.000% due 03/25/2058 (h)		58,441	45,118
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •		4,288	3,857
3.953% due 12/25/2046 •		18,604	16,331
3.973% due 10/25/2046 •		148	74
4.143% due 09/25/2046 •		12,115	11,966
4.143% due 06/25/2047 •		1,069	1,049
4.444% due 02/25/2047 •		25,303	8,439
4.664% due 11/25/2046 •		142,634	32,462
6.750% due 06/25/2037 þ		7,744	6,910
American Home Mortgage Investment Trust
4.043% due 03/25/2046 •		5,426	5,017
4.083% due 06/25/2046 •		11,161	1,756
4.123% due 12/25/2046 •		4,448	3,847
4.143% due 12/25/2046 •		1,255	1,199
4.163% due 03/25/2046 •		5,877	5,446
4.363% due 11/25/2045 •		128	90
4.489% due 10/25/2034 •		215	214
5.770% due 09/25/2035 •		26,319	9,556
5.895% due 12/25/2035 •		258	75
5.895% due 11/25/2045 •		17,500	6,737
5.908% due 09/25/2035 þ		17,099	9,139
6.000% due 06/25/2035 þ		14,159	10,002
Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,586
4.800% due 11/25/2067 þ		26,664	26,497
5.338% due 05/27/2069 þ		14,171	14,162
5.985% due 01/25/2069 þ		3,474	3,481
6.197% due 01/25/2069 þ		24,166	24,283
6.500% due 12/25/2067 þ		9,831	9,838
Aran Funding DAC
3.379% due 12/24/2065 •	EUR	95,080	108,815
Atlas Funding PLC
4.884% due 01/20/2061 •	GBP	4,460	5,923

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

ATLX Trust
3.850% due 04/25/2063 þ		$13,008	12,620
3.850% due 04/25/2064 þ		2,953	2,872
Avon Finance
4.646% due 12/28/2049 •	GBP	55,110	73,134
5.496% due 12/28/2049 •		15,118	20,076
6.246% due 12/28/2049 •		14,835	19,718
6.746% due 12/28/2049 •		8,841	11,741
Avon Finance No. 3 PLC
0.000% due 11/28/2050 (b)(h)		16,523	21,601
0.000% due 11/28/2050 (a)		9,500	0
4.847% due 11/28/2050 •		270,099	358,547
5.497% due 11/28/2050 •		31,368	41,639
6.247% due 11/28/2050 •		18,535	24,618
6.747% due 11/28/2050 •		10,550	14,004
7.247% due 11/28/2050 •		11,976	15,897
7.747% due 11/28/2050 •		11,762	15,615
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «		$118,041	114,999
3.110% due 08/25/2052 «		45,364	40,907
BAMLL Commercial Mortgage Securities Trust
0.952% due 07/07/2043 ~(a)		752	5
2.847% due 04/20/2042		160,580	132,068
4.325% due 08/15/2046 ~		5,000	4,518
4.790% due 09/15/2038 •		200	193
BAMLL Trust
4.385% due 05/25/2056 ~		1,149,072	1,111,358
Banc of America Alternative Loan Trust
4.163% due 11/25/2035 •		59	52
4.163% due 06/25/2046 •		1,225	1,014
4.463% due 06/25/2046 •		493	415
4.563% due 05/25/2046 •		470	411
5.500% due 10/25/2033		1,467	1,473
5.500% due 12/25/2035		38	35
6.000% due 07/25/2034		5,894	5,877
6.000% due 03/25/2036		955	889
6.000% due 06/25/2046		77	67
6.000% due 07/25/2046		152	129
Banc of America Funding Corp.
4.371% due 09/25/2048 ~		8,850	8,437
Banc of America Funding Trust
2.643% due 12/20/2034 ~		89	76
2.997% due 03/20/2036 ~		362	298
3.258% due 05/26/2037 ~		26,607	20,773
3.620% due 04/20/2036 ~		260	215
3.893% due 10/25/2036 •		3,159	2,773
3.976% due 05/26/2037 •		2,735	2,455
4.007% due 06/20/2047 ~		854	758
4.063% due 03/25/2037 •		2,030	1,458
4.074% due 02/20/2047 •		1,782	1,695
4.133% due 06/25/2037 •		1,117	876
4.134% due 07/20/2036 •		2,298	2,299
4.134% due 10/20/2036 •		2,414	1,898
4.161% due 03/20/2036 ~		25	22
4.163% due 08/25/2036 •		935	790
4.174% due 06/20/2047 •		6,274	5,262
4.204% due 05/20/2035 •		3,247	3,233
4.253% due 11/20/2035 ~		2,093	1,855
4.263% due 07/25/2036 •		14	10
4.294% due 11/20/2035 ~		1,333	1,127
4.312% due 05/20/2036 ~		1,114	984
4.314% due 05/20/2036 •		62,656	13,415
4.323% due 07/25/2037 •		9,322	8,967
4.343% due 07/25/2037 •		6,108	5,885
4.353% due 10/20/2046 ~		185	150
4.372% due 04/20/2035 ~		64	61
4.374% due 09/20/2035 •		2,178	1,731
4.435% due 09/20/2035 ~		5	5
4.485% due 09/20/2035 ~		78	67
4.528% due 03/20/2036 ~		188	178
4.558% due 09/20/2046 ~		489	447
4.563% due 05/25/2037 •		777	721
4.577% due 05/20/2036 ~		50	44
4.727% due 01/20/2047 ~		43	38
4.804% due 04/20/2035 •		8,924	8,299
4.889% due 11/20/2035 ~		914	808
4.977% due 05/20/2034 ~		279	255
5.171% due 05/20/2035 ~		1,238	1,089
5.174% due 06/20/2035 •		308	246
5.211% due 11/20/2035 ~		1,294	1,127
5.365% due 05/25/2035 ~		5	5
5.500% due 09/25/2034		9	9
5.500% due 12/20/2034		99	97
5.500% due 04/25/2035		58	57
5.500% due 03/25/2036		28	25
5.593% due 12/20/2036 ~		577	570

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.693% due 07/20/2036 ~		556	562
5.750% due 01/25/2037		1,915	1,638
6.000% due 05/20/2033		12	11
6.000% due 02/25/2034		265	255
6.000% due 09/25/2036		1,916	1,633
6.000% due 08/25/2037		2,305	1,864
6.000% due 10/26/2037 ~		3,699	3,461
6.388% due 04/25/2037 þ		164	140
Banc of America Mortgage Trust
2.623% due 07/25/2035 ~		529	342
3.140% due 08/25/2035 ~		560	523
3.191% due 12/25/2032 ~		131	114
3.497% due 06/25/2035 ~		308	227
3.751% due 02/25/2035 ~		267	232
4.288% due 02/25/2036 ~		1,310	1,192
4.492% due 10/25/2035 ~		1,653	1,574
4.681% due 01/25/2036 ~		437	386
4.717% due 05/25/2035 ~		640	541
4.750% due 02/25/2035 ~		59	58
4.779% due 06/25/2035 ~		47	42
4.891% due 11/20/2046 ~		9	8
4.933% due 05/25/2035 ~		1,362	1,215
5.042% due 09/25/2035 ~		173	155
5.047% due 12/25/2035 ~		1,131	1,043
5.079% due 11/25/2035 ~		907	833
5.091% due 01/25/2036 ~		811	736
5.214% due 08/25/2035 ~		841	811
5.361% due 04/25/2035 ~		68	67
5.437% due 09/25/2035 ~		1,309	1,148
5.438% due 07/25/2035 ~		351	335
5.500% due 03/25/2035		1,272	1,167
5.500% due 09/25/2035		916	802
5.508% due 07/25/2034 ~		121	116
5.516% due 03/25/2033 ~		56	54
5.616% due 01/25/2035 ~		3,393	3,278
5.765% due 05/25/2034 ~		181	175
5.997% due 12/25/2033 ~		16	16
6.000% due 09/25/2037		63	52
6.000% due 07/25/2046 •		1,452	1,286
6.166% due 06/25/2034 ~		64	63
6.247% due 04/25/2033 ~		122	113
6.315% due 02/25/2035 ~		77	76
6.358% due 01/25/2034 ~		257	257
6.371% due 12/25/2033 ~		139	139
6.524% due 09/25/2033 ~		624	601
6.621% due 11/25/2035 ~		55	52
6.623% due 11/25/2033 ~		24	23
Banc of America Re-REMICS Trust
4.232% due 11/15/2046		338,325	336,090
4.232% due 08/15/2053		160,044	146,152
Bank
0.449% due 02/15/2061 ~(a)		215,517	1,133
Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		12	12
Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		146,734	146,878
0.000% due 03/25/2064 ~		3	3
0.000% due 09/25/2065 ~		209,524	215,263
7.704% due 03/25/2064 ~		121,238	122,948
Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	37,321
4.747% due 11/16/2062 •		327,139	434,291
5.647% due 11/16/2062 •		42,391	56,685
6.147% due 11/16/2062 •		21,161	28,248
6.947% due 11/16/2062 •		14,131	18,892
8.247% due 11/16/2062 •		7,101	9,501
9.747% due 11/16/2062 •		7,030	9,404
Bayview Commercial Asset Trust
4.183% due 01/25/2037 •		$22	21
4.243% due 11/25/2035 •		338	332
4.393% due 07/25/2036 •		47	45
4.543% due 04/25/2036 •		74	70
BBCCRE Trust
3.966% due 08/10/2033		5,408	5,055
BBCMS Mortgage Trust
4.763% due 02/15/2059		17,000	16,891
5.248% due 02/15/2059		40,200	40,759
BCAP LLC Trust
0.849% due 11/26/2036 •		4,748	1,367
2.733% due 12/27/2049		83	21
3.003% due 06/27/2037 ~		3,699	3,249
3.519% due 09/27/2037 •		2,231	2,123
3.700% due 06/26/2037 ~		658	581
3.788% due 07/26/2036 ~		7,877	3,201
3.851% due 11/27/2047 ~		18,489	14,433
4.015% due 05/26/2047 ~		2,932	2,463

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.067% due 06/25/2047 ~	1,144	972
4.103% due 01/25/2037 •	219	196
4.117% due 07/26/2036 ~	126	104
4.123% due 03/25/2037 •	2,116	1,991
4.129% due 03/26/2035 ~	324	315
4.143% due 10/25/2036 •	915	980
4.203% due 05/25/2047 •	2,162	2,003
4.235% due 08/26/2036 ~	8,082	7,405
4.307% due 04/26/2037 ~	4,461	1,967
4.329% due 05/26/2037 •	1,840	1,790
4.339% due 05/26/2037 •	6,599	4,636
4.342% due 05/27/2037 ~	3,885	3,279
4.364% due 02/26/2036 ~	976	928
4.368% due 06/26/2037 ~	4,364	3,928
4.384% due 10/26/2035 ~	1,365	960
4.469% due 12/20/2035 ~	9,017	3,717
4.596% due 11/26/2035 ~	105	102
5.091% due 01/26/2036 ~	618	554
5.250% due 02/26/2036 ~	654	235
5.250% due 04/26/2037	1,247	659
5.608% due 02/26/2036 ~	9	8
5.750% due 04/25/2037	4,827	1,947
6.000% due 07/26/2036 ~	7,004	3,541
6.000% due 08/26/2037 ~	5,305	4,946
6.163% due 10/25/2047 •	3,712	2,790
6.250% due 12/26/2036 ~	4,005	3,598
10.530% due 10/26/2035 ~	2,084	2,116
BCP Trust
4.539% due 06/15/2038 •	2,300	2,135
Bear Stearns ALT-A Trust
3.183% due 04/25/2035 ~	238	198
3.250% due 02/25/2034 ~	30	29
3.730% due 04/25/2035 ~	209	192
3.861% due 11/25/2035 ~	4,532	2,307
3.940% due 03/25/2036 ~	4,871	4,025
3.985% due 08/25/2036 ~	10,679	7,016
4.002% due 04/25/2035 ~	216	213
4.021% due 05/25/2036 ~	8,342	5,971
4.050% due 08/25/2036 ~	2,652	1,168
4.083% due 02/25/2034 •	26	24
4.083% due 08/25/2036 •	7,588	6,915
4.083% due 11/25/2036 •	3,617	3,355
4.083% due 06/25/2046 •	5,802	5,383
4.103% due 12/25/2046 •	2,006	1,857
4.112% due 11/25/2036 ~	1,981	828
4.143% due 05/25/2036 •	5,986	5,261
4.203% due 04/25/2036 •	2,479	2,269
4.231% due 11/25/2036 ~	3,799	2,008
4.232% due 05/25/2036 ~	7,832	3,319
4.243% due 02/25/2036 •	1,117	1,075
4.252% due 09/25/2035 ~	806	327
4.312% due 02/25/2036 ~	4,737	3,886
4.335% due 02/25/2036 ~	927	639
4.403% due 04/25/2034 •	24	24
4.443% due 09/25/2035 ~	3,619	1,456
4.486% due 11/25/2035 ~	6,216	4,611
4.494% due 05/25/2036 ~	5,530	2,518
4.563% due 07/25/2035 ~	6,479	3,868
4.592% due 06/25/2034 ~	187	181
4.592% due 01/25/2047 ~	1,420	645
4.618% due 06/25/2034 •	324	365
4.642% due 09/25/2035 ~	2,943	1,514
4.667% due 05/25/2035 ~	172	168
4.693% due 11/25/2034 •	3,189	2,778
4.707% due 05/25/2035 ~	489	464
4.738% due 07/25/2035 •	1,431	1,437
4.807% due 07/25/2035 ~	14,626	8,289
4.819% due 01/25/2036 ~	7,676	7,333
4.850% due 01/25/2036 ~	1,518	1,444
4.870% due 10/25/2035 ~	8,248	6,817
4.888% due 01/25/2035 •	3,602	3,478
4.893% due 05/25/2036 ~	9	5
4.938% due 02/25/2034 ~	18	17
4.979% due 02/25/2036 ~	504	476
5.032% due 01/25/2035 ~	41	39
5.044% due 05/25/2035 ~	94	91
5.066% due 01/25/2035 ~	198	183
5.131% due 04/25/2035 ~	70	68
5.159% due 01/25/2034 ~	79	78
5.392% due 09/25/2035 ~	3,191	2,447
5.398% due 08/25/2034 ~	389	382
5.413% due 09/25/2034 •	4,297	4,331
5.488% due 07/25/2034 •	511	675
5.827% due 12/25/2033 ~	146	144
6.000% due 09/25/2034 ~	64	63
6.201% due 09/25/2034 ~	19	19

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.613% due 07/25/2034 •		3,609	3,512
Bear Stearns ALT-A Trust II
4.119% due 09/25/2047 ~		17,407	8,093
Bear Stearns ARM Trust
3.656% due 07/25/2036 ~		1,336	1,169
3.807% due 11/25/2034 ~		621	568
4.015% due 05/25/2047 ~		1,663	1,503
4.032% due 08/25/2047 ~		661	585
4.035% due 09/25/2034 ~		482	443
4.095% due 06/25/2047 ~		4,108	3,683
4.294% due 04/25/2034 ~		338	314
4.329% due 02/25/2036 ~		236	219
4.335% due 02/25/2047 ~		1,400	1,245
4.400% due 07/25/2034 ~		63	60
4.449% due 08/25/2047 ~		2,745	2,427
4.501% due 02/25/2047 ~		2,321	2,095
4.504% due 02/25/2036 ~		4	3
4.542% due 02/25/2034 ~		111	105
4.590% due 03/25/2035 ~		271	254
4.634% due 07/25/2033 ~		45	42
4.646% due 02/25/2035 ~		333	325
4.757% due 04/25/2034 ~		133	130
4.770% due 08/25/2035 ~		633	551
4.786% due 01/25/2035 ~		232	224
4.809% due 08/25/2035 ~		121	113
4.974% due 01/25/2035 ~		51	49
5.011% due 02/25/2036 ~		849	777
5.307% due 05/25/2037 ~		2,518	2,180
5.480% due 08/25/2035 ~		505	505
5.737% due 10/25/2033 ~		68	62
5.950% due 02/25/2036 •		22	21
6.065% due 02/25/2036 ~		29	28
6.109% due 11/25/2034 ~		113	108
6.243% due 05/25/2034 ~		9	9
6.273% due 12/25/2046 •		3,617	3,054
6.298% due 12/25/2046 •		1,301	1,171
6.307% due 08/25/2035 •		2,918	1,905
6.355% due 01/25/2035 ~		12	12
6.420% due 10/25/2035 •		706	684
6.453% due 02/25/2036 ~		854	777
6.750% due 11/25/2034 ~		6	6
6.875% due 07/25/2034 ~		16	16
Bear Stearns Mortgage Funding Trust
3.973% due 06/25/2037 •		32,117	30,538
4.083% due 12/25/2046 •		2,388	2,149
4.103% due 03/25/2037 •		35,041	32,399
4.123% due 06/25/2037 •		6,110	5,834
4.163% due 11/25/2036 •		11,155	10,514
4.163% due 02/25/2037 •		6,801	6,455
4.163% due 09/25/2046 •		12,409	11,010
4.183% due 12/25/2036 •		3,223	3,201
4.203% due 08/25/2036 •		6,376	6,137
Bear Stearns Structured Products, Inc. Trust
3.918% due 12/26/2046 ~		83	65
4.750% due 01/26/2036 ~		3,199	2,233
7.000% due 07/25/2037 ~		29,892	9,221
Beckett Mortgages DAC
0.000% due 07/20/2071 (h)	EUR	1,729	13,371
2.735% due 07/20/2071 •		349,950	399,463
3.035% due 07/20/2071 •		16,901	19,289
3.285% due 07/20/2071 •		14,913	17,058
3.535% due 07/20/2071 •		7,954	9,041
4.785% due 07/20/2071 •		3,977	4,575
6.085% due 07/20/2071 •		3,977	4,614
8.585% due 07/20/2071 •		3,182	3,539
Bella Vista Mortgage Trust
4.254% due 05/20/2045 •		$83	51
4.354% due 01/22/2045 •		294	286
Benchmark Mortgage Trust
0.635% due 07/15/2053 ~(a)		68,256	1,354
1.509% due 12/17/2053 ~(a)		204,868	9,767
1.874% due 07/15/2053 ~(a)		78,840	3,789
BINOM Securitization Trust
4.441% due 08/25/2057 ~		75,281	72,756
Bletchley Park Funding PLC
4.604% due 07/27/2070 •	GBP	14,830	19,704
BSREP Commercial Mortgage Trust
4.690% due 08/15/2038 •		$5,581	5,378
BWAY Mortgage Trust
4.990% due 09/15/2036 •		3,000	2,978
BX Trust
4.790% due 02/15/2036 •		3,695	3,695
5.116% due 04/15/2037 •		1,344	1,346
BXP Trust
3.379% due 06/13/2039		28,700	28,291

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

CALI Mortgage Trust
3.957% due 03/10/2039		9,000	8,653
Canada Square Funding PLC
5.409% (SONIA3M IR + 0.950%) due 06/17/2058 ~	GBP	101	135
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		$27,067	26,809
4.000% due 10/25/2054 ~		52,615	51,500
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates
4.935% due 07/25/2033 •		34	33
CFCRE Commercial Mortgage Trust
1.178% due 11/10/2049 ~(a)		82,902	30
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		70,685	62,991
3.250% due 09/25/2063 ~		69,678	61,952
3.250% due 03/25/2064 ~		42,865	37,774
3.250% due 08/25/2064 ~		32,411	28,586
3.250% due 09/25/2064 ~		41,321	36,481
3.375% due 12/25/2064 ~		12,867	11,423
3.375% due 04/25/2065 ~		30,272	27,022
3.500% due 06/25/2062 ~		34,157	31,153
4.878% due 09/25/2055 •		26,086	26,074
Chase Mortgage Finance Trust
4.008% due 03/25/2037 ~		2,094	1,967
4.040% due 01/25/2036 ~		192	172
4.163% due 05/25/2036 •		8	2
4.197% due 12/25/2035 ~		9	9
4.443% due 09/25/2036 ~		6	5
4.734% due 12/25/2037 ~		220	193
5.500% due 11/25/2035		527	364
5.714% due 06/25/2035 ~		13	13
6.000% due 10/25/2036		448	160
6.000% due 11/25/2036		2,025	792
6.000% due 12/25/2036		1,004	385
6.000% due 02/25/2037		1,504	539
6.000% due 03/25/2037		670	332
6.000% due 05/25/2037		11,187	4,715
6.000% due 06/25/2037		4,748	1,740
6.000% due 07/25/2037		693	286
6.142% due 06/25/2035 ~		1	1
6.244% due 02/25/2037 ~		10	10
6.250% due 10/25/2036		4,087	1,459
ChaseFlex Trust
4.034% due 09/25/2036 ~		2,896	2,540
4.323% due 05/25/2037 •		7,613	7,422
4.363% due 07/25/2037 •		7,948	7,173
6.300% due 06/25/2036 ~		7,786	6,689
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.067% due 08/25/2037 •		5,093	4,346
4.203% due 08/25/2037 þ		3,417	2,910
4.443% due 08/25/2037 •		3,329	3,081
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	150,236
0.000% due 05/20/2046		9	42,075
5.147% due 03/17/2046 •		47,630	63,330
5.997% due 03/17/2046 •		125,536	166,987
6.897% due 03/17/2046 •		116,569	155,188
7.747% due 03/17/2046 •		71,735	95,562
8.247% due 03/17/2046 •		35,868	47,755
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.913% due 01/25/2036 •		$1,238	1,205
3.943% due 05/25/2036 •		68	66
3.943% due 08/25/2047 •		2,540	2,275
3.993% due 05/25/2036 •		132	129
4.043% due 01/25/2035 •		45	45
4.063% due 08/25/2035 •		155	153
CHL Mortgage Pass-Through Trust
3.082% due 02/25/2035 ~		3,675	3,064
3.261% due 04/20/2036 ~		134	120
3.371% due 03/25/2035 ~		157	125
3.549% due 04/25/2035 ~		340	215
3.585% due 05/25/2047 ~		904	801
3.598% due 02/25/2034 ~		133	127
3.709% due 07/19/2033 ~		259	252
3.720% due 09/20/2035 ~		2,693	2,540
3.949% due 09/25/2037 ~		439	401
3.961% due 05/20/2036 ~		11,044	10,614
3.974% due 04/25/2047 ~		1,554	1,598
4.031% due 09/20/2036 ~		503	452
4.033% due 04/25/2035 •		724	694
4.050% due 03/25/2037 ~		86	75
4.063% due 04/25/2037 •		3,624	1,204
4.113% due 11/25/2035 •		3,449	925
4.113% due 05/25/2037 •		2,515	854
4.113% due 08/25/2037 •		3,698	1,073
4.147% due 05/20/2036 ~		1,576	1,439
4.163% due 10/25/2035 •		1,059	438

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.163% due 04/25/2046 •	225	209
4.173% due 02/25/2047 ~	5,557	5,242
4.216% due 05/19/2033 ~	95	90
4.223% due 05/25/2035 •	153	136
4.230% due 05/20/2036 ~	1,724	1,686
4.243% due 03/25/2036 •	3,920	3,761
4.256% due 05/20/2036 ~	960	898
4.263% due 05/25/2036 •	1,840	523
4.277% due 11/25/2037 ~	8,961	8,190
4.303% due 03/25/2035 •	161	153
4.309% due 11/25/2037 ~	11,948	11,352
4.313% due 05/25/2033 •	16	15
4.343% due 04/25/2035 •	2,327	2,252
4.343% due 06/20/2036 ~	3,455	3,268
4.359% due 11/25/2037 ~	11,416	10,930
4.363% due 03/25/2035 •	1,034	413
4.363% due 05/25/2035 •	8,496	7,582
4.371% due 04/25/2037 ~	1,028	982
4.381% due 11/20/2035 ~	354	332
4.398% due 08/20/2035 ~	2,664	2,580
4.403% due 03/25/2035 •	8,613	7,728
4.423% due 02/25/2035 •	206	196
4.425% due 02/20/2036 ~	2,066	1,907
4.434% due 04/20/2036 ~	736	697
4.443% due 02/25/2035 •	473	441
4.447% due 10/20/2034 ~	464	426
4.463% due 03/25/2035 •	1,674	670
4.463% due 02/25/2036 •	1	0
4.487% due 10/20/2035 ~	584	581
4.503% due 02/25/2035 •	4,098	3,819
4.523% due 09/25/2034 •	35	34
4.562% due 11/20/2035 ~	10,684	9,445
4.609% due 07/25/2034 ~	41	40
4.610% due 11/20/2034 ~	760	733
4.614% due 09/25/2047 ~	608	558
4.650% due 01/25/2036 ~	1,635	1,563
4.654% due 03/20/2036 ~	2,697	2,585
4.783% due 03/25/2035 ~	47	45
4.784% due 09/25/2034 ~	13	12
4.820% due 05/20/2034 ~	23	22
4.879% due 09/20/2035 ~	4,794	4,722
4.939% due 09/20/2034 ~	46	44
4.958% due 09/25/2034 ~	75	74
4.959% due 02/20/2035 ~	31	30
4.994% due 05/20/2035 ~	1,156	1,133
5.012% due 11/20/2035 ~	513	462
5.184% due 06/25/2047 ~	2,073	2,065
5.197% due 11/20/2034 ~	800	773
5.250% due 12/25/2027	342	193
5.250% due 07/25/2034	91	88
5.321% due 12/19/2033 ~	3	3
5.472% due 05/25/2034 ~	33	33
5.500% due 04/25/2035	10	9
5.500% due 05/25/2035	1,514	1,246
5.500% due 08/25/2035	3,351	1,669
5.500% due 09/25/2035	1,815	1,080
5.500% due 10/25/2035	3,586	1,775
5.500% due 11/25/2035	209	102
5.500% due 12/25/2035	31	16
5.500% due 01/25/2036	599	342
5.750% due 08/25/2034	110	108
5.750% due 02/25/2036	379	140
5.750% due 02/25/2037	185	74
5.750% due 03/25/2037	1,936	755
5.750% due 05/25/2037	5,318	2,380
5.750% due 07/25/2037	1,725	776
5.850% due 05/25/2036	2,089	768
6.000% due 12/25/2035	11	6
6.000% due 04/25/2036	1,419	665
6.000% due 02/25/2037	5,652	2,182
6.000% due 03/25/2037	3,401	1,365
6.000% due 04/25/2037	259	113
6.000% due 05/25/2037	2,857	1,164
6.000% due 07/25/2037	6,239	2,394
6.000% due 08/25/2037	5,125	2,116
6.000% due 09/25/2037	1,881	885
6.000% due 10/25/2037	4,265	2,901
6.000% due 01/25/2038	7,989	3,319
6.007% due 02/20/2036 •	1,915	1,784
6.116% due 02/25/2034 ~	1	1
6.116% due 06/25/2034 ~	298	304
6.148% due 02/20/2036 •	441	417
6.181% due 10/25/2033 ~	12	12
6.224% due 02/20/2036 •	471	419
6.241% due 02/25/2034 ~	73	70
6.250% due 09/25/2036	2,031	737

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.250% due 10/25/2036	93	39
6.449% due 02/20/2036 •	2,916	2,768
6.484% due 10/20/2034 ~	746	747
6.500% due 11/25/2036	7,644	1,838
6.500% due 05/25/2037	196	87
6.500% due 10/25/2037	14,591	5,379
6.500% due 11/25/2037	3,312	969
6.500% due 12/25/2037	20,731	7,455
6.500% due 11/25/2047	12,403	5,448
6.530% due 12/25/2033 ~	24	25
CHL Reperforming Loan REMICS Trust
4.163% due 11/25/2034 •	2,040	1,987
4.163% due 09/25/2035 •	327	277
5.709% due 01/25/2034	11,321	10,809
CIM Trust
3.254% due 10/25/2059 ~	17,191	12,951
4.021% due 12/25/2061 ~	19,311	15,055
4.122% due 07/25/2058 ~	15,069	13,205
4.476% due 12/25/2059 ~	10,152	9,681
4.750% due 06/25/2064 ~	17,679	17,334
4.750% due 12/25/2065 þ	60,895	59,569
4.998% due 09/25/2059 ~	7,242	7,021
5.000% due 05/25/2062 ~	15,568	15,437
5.000% due 02/25/2099 þ	19,680	19,492
5.067% due 06/25/2064 ~	77,946	72,025
5.223% due 07/25/2061 ~	5,661	5,504
6.639% due 12/25/2067 þ	16,739	16,698
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	69	61
6.000% due 08/25/2036	1,942	1,787
Citicorp Mortgage Securities, Inc.
4.213% due 02/25/2035 •	219	207
Citigroup Commercial Mortgage Trust
1.382% due 10/10/2049 ~(a)	116,539	4
Citigroup Mortgage Loan Trust, Inc.
0.000% due 09/25/2037 ~	808	89
0.000% due 03/25/2052 ~	349,487	295,422
0.000% due 01/01/2054 ~	195,752	201,306
0.000% due 10/25/2054 ~	55,200	57,144
0.000% due 04/25/2055 (h)	63	63
0.000% due 09/25/2060 ~	109,365	82,087
0.000% due 09/25/2060 ~(a)	607,699	25,357
0.000% due 10/25/2060 ~	60,251	38,131
0.000% due 10/25/2060 ~(a)	774,178	38,690
0.000% due 05/01/2061 ~	37,114	21,456
0.000% due 05/01/2061 ~(a)	854,164	30,683
0.000% due 08/01/2061 ~	22,732	16,318
0.000% due 08/01/2061 ~(a)	909,833	92,339
0.000% due 12/25/2061 ~	358,777	288,104
0.000% due 02/01/2062 ~	656,037	530,165
0.000% due 03/01/2062 ~	689,567	572,378
0.000% due 07/25/2062 ~	1,022,342	823,299
0.000% due 10/25/2062 ~	360,052	319,890
0.000% due 02/25/2063 ~	882,398	715,549
0.000% due 10/25/2063 ~	312,745	227,315
0.000% due 09/25/2064 ~	482,673	404,792
0.000% due 11/25/2064 ~	203	198
0.000% due 02/25/2065 ~	360,332	314,020
0.000% due 03/01/2065 ~	27,777	14,834
0.000% due 03/01/2065 ~(a)	1,625,759	53,698
0.000% due 09/25/2068 ~	401,294	323,567
0.000% due 03/01/2070 ~	19,048	14,916
0.000% due 03/01/2070 ~(a)	212,956	16,994
0.000% due 07/01/2075	685	685
0.000% due 09/25/2076 ~	239,443	196,259
0.000% due 01/25/2082 (a)	284	276
0.110% due 10/25/2060 ~(a)	678,326	3,682
0.150% due 09/25/2060 ~(a)	547,730	2,383
0.150% due 05/01/2061 ~(a)	761,718	5,908
0.150% due 03/01/2070 ~(a)	196,311	861
0.151% due 03/01/2065 ~(a)	1,226,058	8,867
0.170% due 08/01/2061 ~(a)	821,492	2,226
1.755% due 03/01/2065 ~	1,354,483	1,147,979
1.985% due 10/25/2060 ~	563,986	504,003
2.146% due 09/25/2060 ~	374,504	339,302
2.152% due 08/01/2061 ~	675,429	613,591
2.226% due 05/01/2061 ~	659,869	577,991
2.260% due 03/01/2070 ~	141,347	132,311
2.812% due 10/25/2035 ~	1,379	616
3.125% due 05/01/2061 ~	44,369	33,936
3.210% due 03/01/2065 ~	103,877	74,879
3.250% due 08/01/2061 ~	48,403	40,882
3.366% due 04/25/2055 ~	235,194	218,495
3.375% due 10/25/2062 þ	80,279	72,908
3.398% due 05/25/2047 ~	11,661	9,449
3.438% due 11/25/2064 ~	404,623	330,514

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.500% due 05/01/2061 ~	30,998	23,749
3.600% due 07/01/2075 «(c)	337,050	287,784
3.745% due 05/01/2061 ~	23,096	17,309
3.750% due 08/01/2061 ~	35,744	30,795
3.793% due 10/25/2060 ~	66,433	55,055
3.817% due 10/25/2046 ~	936	853
3.833% due 01/25/2037 •	101	91
3.846% due 03/25/2037 ~	5,075	3,725
3.893% due 06/25/2036 •	275	265
3.958% due 09/25/2060 ~	66,282	57,069
3.979% due 08/25/2036 •	27,256	10,735
4.000% due 01/25/2066 ~	7,535	6,761
4.016% due 09/25/2037 ~	193	194
4.031% due 12/25/2035 ~	173	106
4.083% due 09/25/2036 •	1,436	1,379
4.093% due 12/25/2034 •	218	212
4.113% due 11/25/2036 •	2,249	1,822
4.137% due 05/20/2047 •	5,256	4,727
4.145% due 01/25/2082 ~	193,521	166,312
4.208% due 12/25/2035 ~	3,684	3,312
4.218% due 08/01/2061 ~	28,297	24,673
4.263% due 09/25/2036 •	222	214
4.384% due 09/25/2064 ~	76,257	64,474
4.441% due 03/01/2070 ~	21,753	20,426
4.445% due 09/25/2037 ~	3,269	3,019
4.466% due 06/25/2036 ~	344	334
4.485% due 08/25/2035 •	565	567
4.490% due 03/25/2037 ~	769	713
4.619% due 11/25/2036 ~	1,057	921
4.713% due 09/25/2037 •	1,388	1,325
4.730% due 03/25/2035 ~	5,798	5,676
4.755% due 11/25/2036 ~	2,714	1,749
4.838% due 04/25/2035 ~	643	626
4.878% due 03/25/2036 •	741	714
4.933% due 03/25/2036 ~	416	413
5.032% due 02/25/2065 ~	779,496	729,827
5.094% due 10/25/2035 ~	11	9
5.161% due 03/25/2037 ~	414	378
5.249% due 06/25/2036 ~	1,348	1,277
5.250% due 03/25/2037	1,494	1,126
5.325% due 11/25/2036 ~	2,177	1,916
5.329% due 08/25/2035 ~	109	104
5.356% due 05/25/2035 ~	391	377
5.500% due 11/25/2035	573	580
5.748% due 08/25/2035 ~	9	9
5.750% due 04/25/2047	3,614	1,815
6.000% due 05/25/2035	1,178	1,194
6.000% due 05/25/2037	1,868	1,525
6.000% due 08/25/2037 ~	10,766	4,500
6.028% due 03/25/2034 ~	139	130
6.050% due 03/25/2036 •	72	72
6.190% due 05/25/2035 •	3	3
6.250% due 11/25/2037 ~	1,953	732
6.500% due 10/25/2036 ~	5,296	2,496
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.886% due 09/25/2035 ~	194	142
CitiMortgage Alternative Loan Trust
1.687% due 02/25/2037 •(a)	1,112	85
4.313% due 01/25/2037 •	5,914	4,969
5.750% due 12/25/2036	191	170
5.750% due 03/25/2037	315	279
5.750% due 04/25/2037	2,557	2,336
6.000% due 07/25/2036	162	145
6.000% due 09/25/2036	2,802	2,543
6.000% due 11/25/2036	4,561	4,351
6.000% due 05/25/2037	5,934	5,492
6.000% due 06/25/2037	2,236	2,011
6.000% due 10/25/2037	1,213	1,136
CLNY Trust
5.108% due 11/15/2038 •	937	928
5.655% due 11/15/2038 •	15,102	14,624
CNL Commercial Mortgage Loan Trust
4.240% due 05/15/2031 •	41	41
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	10,117	10,130
6.393% due 06/25/2069 þ	18,314	18,438
6.421% due 05/25/2069 þ	4,629	4,659
COLT Trust
1.665% due 09/25/2061 ~	18,600	17,144
COMM Mortgage Trust
1.356% due 10/10/2049 ~(a)	110,627	4
2.819% due 01/10/2039	2,200	2,153
3.140% due 10/10/2036	13,000	12,832
4.228% due 05/10/2051	1,400	1,373
Countrywide Alternative Loan Trust
1.187% due 11/25/2035 •(a)	2,377	147

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

1.337% due 11/25/2035 •(a)	2,017	125
1.487% due 08/25/2036 •(a)	7,107	578
3.005% due 06/25/2046 ~	2,972	2,786
3.128% due 06/25/2037 ~	69	58
3.470% due 05/25/2035 ~	1,498	1,190
3.934% due 02/20/2047 •	12,646	10,342
3.944% due 03/20/2047 •	12,593	11,108
3.949% due 12/20/2046 •	24,512	22,184
3.964% due 02/20/2047 •	4,123	3,396
3.973% due 04/25/2047 •	9,448	8,490
4.003% due 06/25/2036 •	5,682	5,518
4.033% due 04/25/2047 •	9,786	8,800
4.043% due 06/25/2037 •	11,432	10,622
4.053% due 06/25/2047 •	8,124	6,845
4.063% due 06/25/2035 •	2,730	1,673
4.063% due 07/25/2035 •	1,814	1,092
4.063% due 08/25/2035 •	818	502
4.063% due 05/25/2037 •	3,341	1,291
4.083% due 06/25/2036 •	8,154	7,354
4.083% due 11/25/2036 •	6,361	6,485
4.083% due 01/25/2037 •	14,997	13,941
4.083% due 05/25/2037 •	3,341	1,296
4.083% due 07/25/2046 •	2,897	2,960
4.083% due 09/25/2047 •	11,077	10,457
4.085% due 09/25/2034 •	94	88
4.090% due 08/25/2036 ~	240	227
4.093% due 05/25/2037 •	6,185	2,405
4.113% due 04/25/2035 •	3,563	2,563
4.113% due 06/25/2035 •	2,499	1,686
4.113% due 07/25/2036 •	13,188	4,713
4.113% due 11/25/2036 •	3,830	1,570
4.123% due 11/25/2036 •	1,178	1,754
4.123% due 05/25/2047 •	4,211	3,944
4.133% due 02/25/2037 •	286	76
4.143% due 08/25/2046 •	8,833	7,921
4.143% due 09/25/2046 •	13,312	13,156
4.143% due 10/25/2046 •	1,677	1,600
4.154% due 07/20/2046 •	3,443	3,043
4.163% due 03/25/2035 •	1,149	1,101
4.163% due 02/25/2036 •	1,018	896
4.163% due 06/25/2036 •	59	23
4.163% due 12/25/2036 •	326	67
4.163% due 08/25/2037 •	1,819	1,128
4.173% due 06/25/2037 ~	1,161	1,158
4.174% due 03/20/2046 •	3,014	2,876
4.174% due 05/20/2046 •	15,288	13,928
4.174% due 09/20/2046 •	6,341	6,181
4.183% due 05/25/2035 •	1,870	1,816
4.183% due 07/25/2046 •	9,372	8,712
4.203% due 05/25/2035 •	1,003	958
4.203% due 09/25/2047 •	9,809	9,427
4.243% due 01/25/2037 •	22,451	19,847
4.263% due 04/25/2034 •	464	451
4.263% due 05/25/2035 •	7,397	5,429
4.263% due 12/25/2035 •	22,765	13,767
4.263% due 04/25/2036 •	6,063	2,101
4.263% due 11/25/2036 •	75	31
4.283% due 07/25/2035 •	1,131	1,040
4.283% due 08/25/2035 •	4,425	4,397
4.303% due 02/25/2036 •	1,720	1,495
4.303% due 07/25/2036 •	1,405	1,313
4.303% due 08/25/2047 •	39,808	35,796
4.313% due 11/25/2035 •	2,377	1,101
4.314% due 03/25/2047 •	2,143	1,726
4.323% due 08/25/2035 •	2,901	2,831
4.323% due 12/25/2035 •	240	231
4.323% due 02/25/2037 •	8,150	6,820
4.323% due 10/25/2046 •	1,698	1,630
4.323% due 08/25/2047 •	1,403	1,195
4.343% due 02/25/2036 •	4,882	4,688
4.343% due 05/25/2036 •	2,965	2,686
4.363% due 12/25/2035 •	16,441	12,651
4.383% due 08/25/2035 •	460	451
4.383% due 11/25/2035 •	2,919	2,753
4.398% due 11/20/2035 •	3,899	3,547
4.418% due 11/20/2035 •	21,491	20,484
4.423% due 09/25/2035 •	493	365
4.423% due 10/25/2035 •	1,133	749
4.437% due 02/25/2037 ~	381	343
4.463% due 09/25/2035 •	5,975	5,604
4.463% due 12/25/2035 •	9,239	8,916
4.463% due 04/25/2036 •	1,569	521
4.463% due 07/25/2036 •	475	208
4.513% due 01/25/2036 •	3,039	1,775
4.563% due 08/25/2035 •	957	488
4.563% due 01/25/2036 •	1,115	1,048

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.594% due 11/25/2046 •	500	459
4.630% due 03/25/2047 ~	4,438	4,305
4.640% due 11/25/2035 ~	144	139
4.659% due 10/25/2034 •	2,400	2,407
4.684% due 06/25/2046 •	1,722	1,655
4.742% due 12/25/2035 ~	48	47
4.744% due 12/25/2035 •	5,079	4,542
4.763% due 08/25/2035 •	3,235	1,645
4.771% due 12/25/2035 ~	29	32
4.802% due 08/25/2034 ~	1,267	1,236
5.000% due 08/25/2035	2,153	1,396
5.054% due 07/20/2035 •	809	780
5.094% due 08/25/2035 •	1,384	1,202
5.126% due 09/25/2034 ~	870	850
5.144% due 08/25/2035 •	71	69
5.223% due 11/25/2035 •	5,662	5,393
5.299% due 12/25/2034 ~	2,798	2,811
5.303% due 11/25/2035 •	2,379	2,222
5.304% due 08/25/2035 •	2,344	2,188
5.389% due 06/25/2035 •	161	145
5.413% due 08/25/2034 •	1,600	1,591
5.413% due 10/25/2034 •	1,666	1,670
5.500% due 01/25/2035	10,417	10,392
5.500% due 02/25/2035	218	214
5.500% due 03/25/2035	12,392	10,868
5.500% due 05/25/2035	8,480	6,624
5.500% due 06/25/2035	1,804	1,093
5.500% due 07/25/2035	2,019	1,596
5.500% due 08/25/2035	2,362	2,006
5.500% due 09/25/2035	20,798	14,205
5.500% due 10/25/2035	2,004	1,096
5.500% due 11/25/2035	8,962	5,540
5.500% due 12/25/2035	7,457	3,458
5.500% due 01/25/2036	3,928	2,798
5.500% due 02/25/2036	24,825	14,474
5.750% due 05/25/2036	248	87
5.750% due 08/25/2036	3,295	1,580
5.750% due 03/25/2037	3,300	1,611
5.750% due 06/25/2037	2,859	1,212
5.750% due 07/25/2037	757	415
5.750% due 04/25/2047	1,905	951
5.765% due 11/25/2035 þ	2,911	1,254
5.794% due 10/20/2035 •	11,986	8,576
5.814% due 10/20/2035 •	3,009	2,815
6.000% due 11/25/2034	5,217	5,225
6.000% due 02/25/2035	14,696	11,257
6.000% due 02/25/2036	26,407	13,512
6.000% due 03/25/2036	8,788	3,688
6.000% due 04/25/2036	12,382	5,513
6.000% due 05/25/2036	14,816	7,026
6.000% due 06/25/2036	6,960	3,553
6.000% due 07/25/2036	7,004	3,557
6.000% due 08/25/2036	3,487	1,853
6.000% due 11/25/2036	3,771	1,867
6.000% due 01/25/2037	740	602
6.000% due 02/25/2037	3,284	1,058
6.000% due 03/25/2037	3,540	1,164
6.000% due 04/25/2037	7,354	3,056
6.000% due 05/25/2037	13,802	5,483
6.000% due 06/25/2037	479	212
6.000% due 08/25/2037 •	5,087	2,444
6.000% due 01/25/2047	5,675	2,941
6.074% due 11/25/2035 þ	1,510	650
6.250% due 10/25/2036	4,531	2,071
6.250% due 11/25/2036	4,363	1,937
6.250% due 12/25/2036	2,932	1,121
6.250% due 11/25/2046	1,989	876
6.500% due 05/25/2036	2,518	1,091
6.500% due 06/25/2036	823	393
6.500% due 08/25/2036	2,434	679
6.500% due 09/25/2036	6,629	3,083
6.500% due 12/25/2036	2,363	939
6.500% due 08/25/2037	9,608	4,021
6.500% due 09/25/2037	17,761	6,592
6.500% due 11/25/2037	7,767	3,353
7.000% due 08/25/2034	154	166
7.000% due 09/25/2036	24,306	4,708
7.250% due 08/25/2032	21	21
7.500% due 12/25/2034	104	12
Countrywide Alternative Loan Trust Resecuritization
3.557% due 08/25/2037 ~	804	328
6.000% due 05/25/2036	49	25
6.000% due 08/25/2037 ~	1,098	524
Credit Suisse First Boston Mortgage Securities Corp.
2.611% due 01/25/2033 ~	346	321
3.534% due 09/25/2032 ~	114	103

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.413% due 11/25/2031 •	351	185
4.413% due 09/25/2035 •	2,142	1,402
4.732% due 11/25/2031 •	166	84
4.913% due 11/25/2034 •	2,442	2,348
5.074% due 11/25/2032 ~	100	96
5.250% due 09/25/2035	390	299
5.476% due 06/25/2046 ~	106,159	99,452
5.803% due 04/25/2033 ~	226	225
6.000% due 09/25/2033	14	13
6.000% due 01/25/2036	2,539	1,502
6.500% due 01/25/2036	353	73
7.000% due 01/25/2036	4,856	746
Cross Mortgage Trust
5.003% due 11/25/2070 ~	13,615	13,507
5.036% due 11/25/2070 ~	43,470	43,151
5.129% due 09/25/2069 ~	6,360	6,346
5.549% due 12/25/2069 ~	12,898	12,953
5.582% due 07/25/2071 ~	46,800	46,800
6.093% due 04/25/2069 þ	17,386	17,449
6.147% due 07/25/2069 þ	16,249	16,340
6.272% due 06/25/2069 þ	22,193	22,312
6.615% due 03/25/2068 þ	12,296	12,267
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,305	2,775
6.589% due 12/25/2036 þ	15,119	1,812
6.672% due 06/25/2036 þ	190	46
CSFB Mortgage-Backed Pass-Through Certificates
4.113% due 10/25/2035 •	2,824	2,412
4.945% due 01/25/2034 ~	40	39
5.500% due 08/25/2034	165	154
5.500% due 06/25/2035	2,907	1,954
5.500% due 10/25/2035	2,387	852
6.000% due 11/25/2035	227	50
6.553% due 10/25/2033 ~	9	9
CSMC Mortgage-Backed Trust
4.113% due 11/25/2036 •	1,288	714
4.263% due 07/25/2036 •	12,823	4,181
5.000% due 04/25/2037	189	154
5.500% due 03/25/2037	6,115	2,749
5.587% due 04/25/2037 ~	11,219	2,540
5.746% due 04/25/2037 ~	37,252	8,488
6.000% due 08/25/2036	3,271	1,414
6.000% due 02/25/2037	1,482	771
6.000% due 06/25/2037	2,110	325
6.079% due 04/25/2037 þ	20,270	5,335
6.250% due 06/25/2036	7,484	4,143
6.250% due 08/25/2036	644	226
CSMC Trust
0.000% due 12/25/2054 (h)	18	17
0.000% due 02/25/2056 (h)	177	174
0.000% due 02/25/2056 ~	570,118	515,314
0.000% due 07/25/2057 (h)	225	217
0.000% due 07/25/2057 ~	10,246	7,887
0.000% due 09/25/2057 ~	14	14
0.000% due 01/25/2058 (h)	151	147
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	505	486
0.000% due 01/27/2059 (a)	605,321	283
0.000% due 04/25/2059 ~(a)	292,938	18
0.000% due 09/25/2059 ~	252	244
0.000% due 10/25/2060 (h)	237	233
0.000% due 02/25/2061 ~(a)	246,890	1,547
0.000% due 05/25/2061 ~	177	176
0.000% due 11/25/2076 (a)	704,952	980
0.388% due 02/25/2061 ~(a)	213,350	3,695
0.393% due 05/25/2061 ~(a)	367,828	6,332
1.400% due 05/25/2061 ~(a)	417,846	17,133
1.650% due 05/25/2061 ~	238,922	210,855
2.000% due 01/25/2060 ~	14,025	12,622
2.000% due 10/25/2060 ~	18,805	16,945
2.100% due 05/25/2061 ~	40,232	30,028
2.250% due 02/25/2061 ~	90,783	85,987
2.450% due 05/25/2061 ~	33,691	24,519
2.500% due 02/25/2061 ~	27,143	23,146
2.526% due 12/25/2048 ~	195,625	177,819
2.681% due 07/25/2057 ~	377,584	339,112
2.800% due 05/25/2061 ~	28,457	20,033
2.836% due 07/25/2057 ~	36,678	28,718
3.000% due 02/25/2061 ~	20,262	16,958
3.034% due 02/25/2056 ~	357,243	202,433
3.087% due 04/27/2037 ~	7,971	3,801
3.107% due 07/25/2057 ~	217,372	121,400
3.178% due 07/25/2058 ~	2,202,865	1,727,706
3.188% due 07/25/2058 ~	115,940	91,660
3.250% due 04/25/2059 ~	108,424	103,926
3.371% due 10/25/2060 ~	1,190,930	948,679

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.406% due 10/27/2036 ~		34,900	9,037
3.420% due 01/27/2059 ~		358,748	337,431
3.431% due 11/10/2032		8,800	7,450
3.500% due 04/26/2038 ~		294	291
3.509% due 11/30/2037 ~		3,967	3,685
3.513% due 01/25/2058 ~		132,777	107,371
3.586% due 05/25/2061 ~		76,541	44,166
3.606% due 11/25/2076 ~		412,009	389,814
3.611% due 04/25/2059 ~		182,996	137,602
3.707% due 02/25/2061 ~		108,000	72,747
3.766% due 01/27/2059 ~		237,467	162,977
3.808% due 11/25/2076 ~		287,305	193,542
3.904% due 04/25/2062 ~		22,912	21,827
3.912% due 09/25/2057 ~		4,072	3,446
3.919% due 09/25/2057 ~		21,900	20,565
3.983% due 05/27/2037 •		6,350	5,764
4.000% due 08/27/2037 ~		5,524	5,360
4.000% due 08/01/2057 ~		14,502	13,574
4.049% due 10/27/2036 •		1,815	1,449
4.183% due 08/27/2037 ~		6,932	6,281
4.189% due 04/27/2036 ~		7,296	6,062
4.189% due 05/27/2036 ~		1,258	1,134
4.219% due 10/27/2036 •		2,389	691
4.229% due 02/27/2047 ~		86,482	30,896
4.249% due 05/27/2037 •		24,688	10,324
4.251% due 12/25/2054 ~		141,063	113,184
4.258% due 09/25/2057 ~		465,449	402,234
4.269% due 02/27/2046 •		8,524	1,881
4.438% due 04/26/2047 ~		7,363	4,121
4.624% due 04/25/2058 ~		194,122	181,941
4.655% due 07/27/2037 •		839	812
4.699% due 05/27/2053 ~		78,866	70,907
4.757% due 11/26/2036 ~		2,380	1,578
5.113% due 05/25/2067 ~		12,959	12,927
5.140% due 07/15/2038 •		28,700	23,965
5.208% due 09/25/2059 ~		233,328	217,347
5.240% due 08/27/2036 ~		4,417	3,585
5.561% due 04/25/2036 ~		3,760	2,659
6.191% due 09/26/2036 ~		318	304
6.456% due 06/01/2050 ~		428,862	427,609
7.000% due 08/26/2036		1,444	354
7.163% due 07/25/2049 ~		427,239	463,575
CSMC Trust Capital Certificates
6.000% due 04/26/2037 ~		360	359
CSMCM Trust
0.000% due 07/25/2049 ~		29,627	23,999
0.000% due 01/27/2059 ~		25,214	20,507
0.000% due 09/25/2059 ~		22,284	18,687
0.000% due 10/27/2060 ~(a)		50,361	38,611
3.139% due 02/25/2061		10,444	8,396
3.500% due 05/25/2061		17,593	14,043
3.657% due 07/25/2049		18,276	21,292
3.837% due 10/27/2060 ~		6,270	5,122
4.232% due 06/25/2048 ~		500,036	425,855
4.232% due 09/25/2057 ~		19,747	16,667
14.626% due 10/25/2058 ~		8,309	6,915
CSWF Corp.
4.807% due 06/15/2034 •		173	172
Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «	GBP	2,000	587
DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,525
5.285% due 10/15/2039 •		26,500	26,522
DBJPM Mortgage Trust
1.697% due 09/15/2053 ~(a)		48,729	1,808
DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	18,701
Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		14,333	14,239
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.913% due 02/25/2047 •		4,015	2,226
4.003% due 08/25/2036 •		2,554	2,408
4.003% due 01/25/2047 •		2,102	2,080
4.023% due 12/25/2036 •		2,854	956
4.023% due 08/25/2047 •		23,599	22,448
4.043% due 07/25/2047 •		5,923	5,676
4.063% due 12/25/2036 •		1,169	1,105
4.063% due 03/25/2037 •		15,311	14,822
4.083% due 03/25/2037 •		13,855	6,534
4.113% due 04/25/2035 •		1,199	1,112
4.143% due 08/25/2036 •		2,946	2,766
4.143% due 10/25/2036 •		12,576	3,181
4.143% due 12/25/2036 •		2,854	883
4.143% due 08/25/2047 •		7,516	7,070
4.163% due 02/25/2047 •		6,147	5,921
4.243% due 01/25/2047 •		1,711	1,577

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.316% due 10/25/2035 ~		140	119
4.323% due 08/25/2036 •		5,716	5,324
4.423% due 08/25/2037 •		5,284	4,444
4.463% due 06/25/2037 •		30,029	25,749
4.514% due 04/25/2047 •		12,832	11,839
5.113% due 11/25/2035 •		783	1,765
5.250% due 09/25/2035 ~		2,294	2,090
5.263% due 10/25/2047 •		21,254	16,761
5.500% due 11/25/2035		1,698	741
5.500% due 11/25/2035 ~		13	30
5.500% due 12/25/2035		1,053	908
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.063% due 04/25/2037 •		19,219	13,832
5.431% due 02/25/2036 ~		1,343	1,232
5.530% due 02/25/2036 ~		2,308	2,117
5.650% due 10/25/2036 ~		7,025	6,136
5.734% due 06/25/2036 ~		4,996	4,584
5.900% due 10/25/2036 ~		3,009	2,625
6.369% due 10/25/2036 þ		481	419
6.386% due 10/25/2036 þ		76	66
6.420% due 07/25/2036 ~		4,411	3,862
6.600% due 10/25/2036 þ		2,093	1,828
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.888% due 06/25/2034 ~		3	3
Dilosk RMBS No. 10 STS DAC
3.080% due 09/24/2060 •	EUR	10,561	12,076
Domi BV
3.081% due 06/15/2056 •		11,086	12,668
DSLA Mortgage Loan Trust
3.894% due 03/19/2037 •		$18,918	16,197
3.934% due 04/19/2047 •		61	64
3.954% due 10/19/2036 •		17,217	11,731
4.174% due 03/19/2045 •		742	710
4.254% due 02/19/2045 •		379	378
4.414% due 09/19/2045 •		1,193	624
4.534% due 11/19/2044 •		1,389	1,322
4.554% due 11/19/2044 •		27	25
4.574% due 09/19/2044 •		1,792	1,657
4.684% due 04/19/2046 •		7,976	6,456
4.815% due 07/19/2044 ~		200	197
4.931% due 07/19/2044 ~		4	4
Durham Mortgages A PLC
0.000% due 05/28/2054 (h)	GBP	10	2,710
0.000% due 05/28/2054 (b)(h)		50,495	62,474
4.547% due 05/28/2054 •		603,715	801,783
4.897% due 05/28/2054 •		51,843	68,782
5.047% due 05/28/2054 •		44,096	58,448
5.647% due 05/28/2054 •		36,945	49,037
6.947% due 05/28/2054 •		25,027	33,245
7.947% due 05/28/2054 •		10,725	14,247
Durham Mortgages B PLC
0.000% due 05/28/2055 (h)		10	3
0.000% due 05/28/2055 (b)(h)		55,498	64,972
4.647% due 05/28/2055 •		496,715	660,111
4.897% due 05/28/2055 •		45,040	59,711
5.047% due 05/28/2055 •		46,041	60,936
5.497% due 05/28/2055 •		33,530	44,475
6.447% due 05/28/2055 •		28,025	37,170
7.247% due 05/28/2055 •		27,523	38,268
Dutch Mortgage Finance BV
0.000% due 05/22/2058 (h)	EUR	1,830	6,370
0.000% due 08/22/2059 (h)		1,830	25,311
0.000% due 08/22/2067 ~		1,830	54,216
2.774% due 08/22/2059 •		560,542	642,113
2.931% due 08/22/2067 •		742,456	850,234
2.995% due 05/22/2058 •		304,155	348,506
3.074% due 08/22/2059 •		25,898	29,756
3.231% due 08/22/2067 •		66,160	75,852
3.374% due 08/22/2059 •		20,718	23,809
3.395% due 05/22/2058 •		15,642	17,994
3.595% due 05/22/2058 •		11,297	12,958
3.631% due 08/22/2067 •		46,312	53,189
3.724% due 08/22/2059 •		13,812	15,875
4.281% due 08/22/2067 •		44,327	50,922
4.495% due 05/22/2058 •		6,083	6,987
5.024% due 08/22/2059 •		10,359	11,898
5.145% due 05/22/2058 •		4,345	4,991
5.681% due 08/22/2067 •		28,448	32,843
6.145% due 05/22/2058 •		6,952	7,957
6.274% due 08/22/2059 •		13,813	15,862
6.395% due 05/22/2058 •		6,084	6,960
6.774% due 08/22/2059 •		7,407	8,468
7.681% due 08/22/2067 •		19,849	22,878
Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		61,488	70,256

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Dutch Property Finance BV
3.063% due 04/28/2064 •		3,865	4,429
E-MAC NL BV
4.425% due 07/25/2036 •		146	163
Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ		$19,656	19,439
5.100% due 10/25/2070 þ		20,969	20,820
5.522% due 01/26/2060 þ		12,303	12,318
5.655% due 02/25/2060 þ		19,967	20,031
5.726% due 01/25/2060 þ		11,875	11,916
5.732% due 02/25/2068 þ		5,853	5,844
EMF-U.K. PLC
4.846% due 03/13/2046 •	GBP	6,903	9,175
Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «		113,725	88,863
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •		27	35
4.166% due 06/15/2044 •		5,200	6,859
4.216% due 09/15/2044 •		1,196	1,581
Eurosail PLC
4.316% due 09/10/2044 •		768	1,017
Eurosail-U.K. PLC
4.106% due 03/13/2045 •		5,551	7,319
4.266% due 09/13/2045 •		8,027	10,646
4.636% due 09/13/2045 •		14,630	18,992
4.816% due 06/13/2045 •		551	732
Finance of America HECM Buyout
4.250% due 03/25/2029 ~		$147,692	145,189
4.500% due 11/25/2035 ~		86,784	85,865
Finance of America Structured Securities Trust
3.500% due 09/25/2055 þ		846,219	828,156
3.500% due 03/25/2056 þ		274,982	266,994
3.500% due 11/25/2074		131,545	128,413
3.500% due 02/25/2075		147,590	143,620
First Horizon Alternative Mortgage Securities Trust
1.787% due 04/25/2037 •(a)		2,342	166
4.073% due 01/25/2036 ~		2,337	1,099
4.133% due 02/25/2037 •		155	38
4.263% due 05/25/2036 •		996	263
4.264% due 02/25/2036 ~		48	34
4.423% due 02/25/2036 ~		816	662
4.493% due 08/25/2035 ~		520	425
4.513% due 04/25/2036 •		1,242	369
4.639% due 04/25/2035 ~		2,389	2,370
4.742% due 09/25/2036 ~		1,913	1,429
4.803% due 09/25/2035 ~		1,341	1,193
4.862% due 04/25/2036 ~		500	409
4.882% due 08/25/2034 ~		45	45
5.008% due 08/25/2035 ~		3	2
5.036% due 12/25/2035 ~		686	513
5.401% due 02/25/2035 ~		275	265
5.471% due 03/25/2035 ~		143	140
5.750% due 02/25/2036		2,228	818
6.000% due 11/25/2036		917	213
6.250% due 11/25/2036		1,768	427
6.250% due 08/25/2037		79	24
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
4.259% due 11/25/2037 ~		22	8
4.436% due 01/25/2037 ~		288	127
4.628% due 10/25/2035 ~		303	277
4.804% due 05/25/2037 ~		1,408	544
5.701% due 11/25/2037 ~		784	562
5.737% due 08/25/2035 ~		30	20
5.750% due 05/25/2037		131	38
Fremont Home Loan Trust
4.588% due 01/25/2034 •		827	791
GCAT Trust
3.450% due 10/25/2068 ~		1,000	938
4.250% due 05/25/2067 ~		15,228	14,343
6.007% due 01/25/2059 þ		8,716	8,735
6.085% due 06/25/2059 þ		11,617	11,669
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		4,211	4,088
GMACM Mortgage Loan Trust
3.325% due 11/19/2035 ~		66	33
3.547% due 03/18/2035 ~		2	2
3.707% due 11/19/2035 ~		38	34
3.841% due 03/18/2035 ~		166	153
6.644% due 03/18/2035 ~		56	56
6.750% due 05/25/2035 ~		291	275
Grace Trust
0.390% due 12/10/2040 ~(a)		174,400	2,087
Great Hall Mortgages No. 1 PLC
4.166% due 06/18/2039 •	GBP	15,453	20,282

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

GreenPoint Mortgage Funding Trust
4.123% due 01/25/2037 •		$4,775	4,183
4.163% due 03/25/2047 •		7,880	7,467
4.183% due 04/25/2036 •		7,156	6,022
4.203% due 10/25/2046 •		6,920	6,836
4.283% due 10/25/2045 •		125	121
4.303% due 11/25/2045 •		22	21
4.383% due 10/25/2045 •		1,380	1,289
4.403% due 09/25/2046 •		4,468	3,782
GreenPoint MTA Trust
4.223% due 06/25/2045 •		1,070	852
4.243% due 08/25/2045 •		124	105
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	7,480	8,434
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	19,299
5.546% due 03/14/2053 •		19,133	25,448
6.746% due 03/14/2053 •		64,660	86,082
7.746% due 03/14/2053 •		30,790	40,995
8.746% due 03/14/2053 •		24,633	32,780
10.246% due 03/14/2053 •		15,395	20,490
11.746% due 03/14/2053 •		9,237	12,285
12.746% due 03/14/2053 •		9,236	12,263
14.246% due 03/14/2053 •		6,845	9,081
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$37,778	33,851
4.872% due 07/15/2035 •		6,688	4,381
4.990% due 12/15/2036 •		1,607	1,606
GS Mortgage Securities Trust
0.572% due 11/10/2049 ~(a)		77,398	4
GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		12,600	10,966
GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 ~		111	108
0.000% due 11/25/2055 (h)		10	10
0.000% due 06/25/2061 ~		228	218
0.000% due 06/25/2061 ~(a)		537,280	25,340
0.000% due 01/25/2062 ~(a)		541	530
0.000% due 02/27/2062 (h)		561	455
0.000% due 02/25/2063 (h)		1,281	1,212
0.000% due 07/25/2063 (h)		323	316
0.000% due 01/25/2064 (b)(h)		49	48
0.000% due 03/25/2064 (h)		452	448
0.000% due 07/25/2064 (b)(h)		130	129
0.000% due 06/25/2065 (b)(h)		914	897
0.000% due 08/25/2065 (b)(h)		498	485
0.000% due 10/25/2065 (b)(h)		733	709
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.000% due 08/25/2071 ~		728	613
0.000% due 04/25/2086 «(b)(h)		1,019	1,019
0.662% due 03/25/2052 ~(a)		222,817	8,584
1.919% due 06/25/2061 ~		198,577	178,247
2.500% due 03/25/2052 ~		222,817	183,894
2.988% due 04/25/2065 ~		165,489	167,837
3.021% due 03/25/2052 ~		3,749	1,752
3.133% due 11/24/2067 ~	EUR	105,700	121,091
3.162% due 03/25/2052 ~		$18,129	15,720
3.289% due 01/25/2064 ~		114,174	96,072
3.479% due 07/25/2064 ~		172,655	145,064
3.506% due 08/25/2071 ~		83,819	77,401
3.750% due 07/25/2061 ~		21,891	21,359
3.752% due 03/25/2064 ~		530,771	444,558
3.807% due 02/25/2063 ~		304,224	260,457
3.827% due 04/25/2086 ~		232,711	209,593
3.864% due 10/25/2065 ~		291,167	252,506
3.900% due 09/25/2061 þ		18,726	18,267
3.986% due 06/25/2061 ~		55,798	43,357
3.992% due 06/25/2065 ~		461,164	402,466
4.003% due 12/27/2067 ~		500,317	421,223
4.089% due 01/25/2062 ~		663,834	622,855
4.100% due 07/25/2065 þ		50,093	48,526
4.110% due 07/25/2064 ~		67,150	59,013
4.114% due 08/25/2065 ~		137,754	122,436
4.183% due 02/27/2062 ~		308,059	267,658
4.469% due 07/25/2063 ~		351,250	321,089
4.899% due 05/25/2056 þ		8,512	8,435
4.918% due 03/25/2065 ~		386,944	380,036
5.013% due 07/25/2065 þ		22,707	22,536
5.198% due 11/25/2055 ~		393,644	394,785
5.520% due 11/25/2055 ~		548,729	548,886
5.599% due 11/25/2055 ~		377,757	376,429
6.531% due 06/25/2063 ~		288,473	290,042
7.015% due 03/25/2064 ~		258,558	260,930
GSC Capital Corp. Mortgage Trust
4.163% due 02/25/2036 •		3,084	2,965

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

GSMPS Mortgage Loan Trust
4.113% due 01/25/2035 •	11,765	10,351
4.113% due 03/25/2035 •	1,903	1,797
4.163% due 06/25/2034 •	18,193	16,648
7.052% due 10/20/2032 ~	6,419	6,044
GSMSC Pass-Through Trust
3.741% due 09/25/2036 ~	704	168
7.500% due 10/25/2036 ~	1,004	97
GSMSC Resecuritization Trust
3.608% due 04/26/2037 •	40,605	21,378
3.903% due 10/26/2036 •	14,806	14,170
3.977% due 02/26/2037 •	16,216	15,257
4.059% due 11/26/2036 •	11,867	6,451
GSR Mortgage Loan Trust
3.659% due 01/25/2035 ~	8	7
3.785% due 08/25/2034 ~	160	149
4.027% due 05/25/2035 ~	448	330
4.042% due 04/25/2036 ~	630	365
4.053% due 05/25/2037 ~	884	451
4.063% due 01/25/2035 •	27	25
4.063% due 08/25/2035 •	235	231
4.096% due 11/25/2035 ~	7	6
4.113% due 06/25/2035 •	463	449
4.182% due 05/25/2037 ~	1,084	946
4.203% due 08/25/2046 •	43,701	8,162
4.213% due 07/25/2037 •	134	30
4.250% due 03/25/2032	32	32
4.283% due 08/25/2046 •	34,126	7,131
4.331% due 08/25/2034 ~	20	19
4.371% due 01/25/2036 ~	3	4
4.467% due 04/25/2035 ~	46	44
4.479% due 07/25/2035 ~	673	353
4.479% due 01/25/2036 ~	2,075	1,963
4.497% due 10/25/2035 ~	1,231	573
4.596% due 11/25/2035 ~	5	5
4.685% due 05/25/2037 ~	6,279	3,983
4.722% due 12/25/2034 ~	741	88
4.808% due 03/25/2037 ~	63	60
4.818% due 08/25/2034 ~	87	84
4.893% due 04/25/2035 ~	20	19
4.958% due 11/25/2035 ~	1,003	423
5.000% due 07/25/2036	5	0
5.073% due 09/25/2035 ~	984	897
5.225% due 09/25/2034 ~	4	4
5.500% due 03/25/2036	599	833
5.500% due 01/25/2037	100	766
5.550% due 04/25/2032 •	5	5
5.550% due 05/25/2034 •	41	37
5.702% due 07/25/2035 ~	919	457
5.727% due 10/25/2035 ~	111	107
5.750% due 02/25/2036	224	196
5.847% due 05/25/2035 ~	336	242
5.965% due 05/25/2035 ~	1,818	1,533
6.000% due 11/25/2035	236	65
6.000% due 02/25/2036	337	131
6.000% due 03/25/2036	10,076	3,095
6.000% due 06/25/2036	113	460
6.000% due 07/25/2036	1,505	829
6.000% due 09/25/2036	1,200	423
6.000% due 01/25/2037	36	21
6.104% due 11/25/2035 ~	150	71
6.125% due 07/25/2035 ~	134	133
6.250% due 10/25/2036	8,748	8,153
6.285% due 09/25/2034 ~	204	207
6.449% due 01/25/2035 ~	125	120
6.500% due 09/25/2036	1,121	428
6.500% due 10/25/2036	540	178
HarborView Mortgage Loan Trust
3.879% due 08/19/2036 ~	206	177
3.923% due 05/25/2038 •	8,357	6,827
3.934% due 11/19/2036 •	8,190	7,373
3.954% due 07/21/2036 •	5,181	2,446
3.974% due 07/19/2037 •	6,616	6,834
4.014% due 03/19/2037 •	17,193	16,124
4.054% due 01/25/2047 •	7,821	7,503
4.094% due 12/19/2036 •	1,315	1,219
4.134% due 09/19/2037 •	13,318	11,803
4.134% due 02/19/2046 •	973	915
4.154% due 05/19/2037 •	29,892	25,486
4.164% due 12/19/2036 •	38,298	34,711
4.174% due 11/19/2036 •	78,263	71,091
4.234% due 01/19/2036 •	32	33
4.234% due 12/19/2036 •	12,530	12,516
4.237% due 06/19/2036 ~	238	88
4.254% due 01/19/2036 •	331	210
4.294% due 03/19/2035 •	891	870

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.294% due 07/19/2045 •		6,737	6,277
4.314% due 02/19/2036 •		3,508	1,412
4.314% due 10/20/2045 •		5,563	3,934
4.324% due 06/19/2045 •		11,657	6,109
4.330% due 07/19/2035 ~		3,167	2,350
4.334% due 07/19/2045 •		1,207	1,082
4.374% due 11/19/2035 •		13,782	8,844
4.374% due 08/19/2045 •		169	163
4.394% due 01/19/2035 •		119	92
4.394% due 11/19/2035 •		21,045	13,247
4.414% due 09/19/2035 •		817	466
4.419% due 06/19/2036 ~		95	42
4.454% due 01/19/2035 •		668	640
4.514% due 01/19/2035 •		127	119
4.534% due 12/19/2034 •		1,871	1,633
4.554% due 11/19/2034 •		63	60
4.554% due 12/19/2034 •		21	18
4.574% due 12/19/2034 •		9,294	7,727
4.576% due 06/19/2045 •		3,106	1,189
4.594% due 12/19/2036 •		4,447	4,180
4.614% due 11/19/2034 •		8,757	5,913
4.860% due 06/19/2034 •		12	12
5.029% due 12/19/2035 ~		1,248	570
5.074% due 11/19/2034 ~		14	13
5.294% due 02/19/2036 •		441	182
5.613% due 08/19/2034 ~		676	665
5.744% due 01/19/2036 •		8,084	2,963
5.744% due 10/20/2045 •		1,851	1,395
5.763% due 10/25/2037 •		9,278	8,830
5.826% due 11/19/2034 ~		176	171
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	298,100	395,477
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	227
2.828% due 11/05/2035		71,800	59,862
HomeBanc Mortgage Trust
4.283% due 01/25/2036 •		1,504	1,479
4.303% due 04/25/2037 ~		2,756	2,493
4.383% due 03/25/2035 •		189	155
4.738% due 12/25/2034 •		120	115
4.888% due 03/25/2035 •		57	42
4.963% due 03/25/2035 •		75	50
HSI Asset Loan Obligation Trust
3.743% due 09/25/2037 ~		761	662
4.290% due 09/25/2037 ~		9,469	7,891
4.825% due 01/25/2037 ~		1,893	1,435
5.272% due 01/25/2037 ~		605	349
HSI Asset Securitization Corp. Trust
4.723% due 07/25/2035 •		576	547
4.753% due 07/25/2035 •		1,617	1,533
IM Pastor 4 FTA
2.526% due 03/22/2044 •	EUR	6,231	6,609
Impac CMB Trust
4.043% due 10/25/2035 •		$3,316	3,137
4.283% due 04/25/2035 •		697	697
4.403% due 03/25/2035 •		2,689	2,656
4.483% due 05/25/2035 •		22	21
5.287% due 09/25/2034 þ		975	1,000
5.379% due 09/25/2034 þ		392	453
Impac Secured Assets CMN Owner Trust
5.450% due 03/25/2033 ~		749	744
Impac Secured Assets Trust
4.163% due 05/25/2036 •		4	3
4.243% due 03/25/2037 •		21,969	19,713
4.243% due 09/25/2037 •		6,672	5,911
4.283% due 01/25/2037 •		13,967	12,375
4.463% due 05/25/2036 •		268	256
4.483% due 09/25/2037 •		6,906	6,140
4.523% due 05/25/2037 •		8,762	7,575
5.863% due 05/25/2036 •		176	177
IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		1,847	689
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		9,918	5,626
6.500% due 09/25/2037		90	45
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~		204	153
3.211% due 09/25/2037 ~		8,693	3,374
3.393% due 11/25/2037 ~		5,343	4,391
3.453% due 09/25/2036 ~		2,278	1,726
3.653% due 01/25/2036 ~		1,448	1,139
3.880% due 03/25/2037 ~		682	501
4.430% due 08/25/2037 ~		1,063	1,010
5.012% due 01/25/2036 ~		49	46
IndyMac INDX Mortgage Loan Trust
3.062% due 09/25/2035 ~		2,684	1,796

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.077% due 06/25/2037 ~	8,337	6,836
3.125% due 06/25/2037 ~	3,862	2,137
3.177% due 01/25/2036 ~	18	16
3.217% due 05/25/2036 ~	11,874	7,861
3.270% due 05/25/2037 ~	2,766	2,358
3.272% due 07/25/2037 ~	16,194	9,979
3.288% due 06/25/2035 ~	40	32
3.301% due 06/25/2036 ~	172	102
3.359% due 08/25/2037 ~	49	35
3.372% due 06/25/2036 ~	405	338
3.387% due 01/25/2035 ~	286	263
3.433% due 05/25/2037 •	34,832	28,271
3.440% due 06/25/2036 ~	18,040	12,416
3.451% due 05/25/2036 ~	6,265	6,079
3.499% due 02/25/2036 ~	2,033	1,458
3.528% due 05/25/2035 ~	1,189	1,063
3.603% due 10/25/2035 ~	4,206	3,337
3.609% due 08/25/2035 ~	5,164	3,770
3.623% due 12/25/2035 ~	1,752	910
3.625% due 11/25/2035 ~	1,729	1,686
3.718% due 12/25/2035 ~	950	493
3.735% due 09/25/2036 ~	53	33
3.751% due 05/25/2037 ~	14,153	9,344
3.805% due 09/25/2035 ~	4,150	3,368
3.888% due 07/25/2036 ~	4,944	3,185
3.935% due 08/25/2035 ~	1,204	1,074
4.003% due 07/25/2036 •	4,374	4,427
4.023% due 10/25/2036 •	43	39
4.063% due 06/25/2037 •	7,882	2,420
4.123% due 01/25/2037 •	2,920	2,683
4.143% due 09/25/2046 •	5,306	5,033
4.161% due 12/25/2035 ~	4,151	2,777
4.163% due 10/25/2036 •	1,673	1,537
4.163% due 06/25/2046 •	9,747	9,013
4.163% due 11/25/2046 •	17,247	16,983
4.179% due 03/25/2035 ~	11	10
4.183% due 11/25/2035 ~	5,312	3,666
4.183% due 11/25/2036 •	7,369	7,170
4.183% due 04/25/2046 •	5,062	4,662
4.183% due 05/25/2046 •	21,365	19,898
4.203% due 04/25/2046 •	4,108	3,784
4.218% due 06/25/2036 ~	2,925	2,161
4.223% due 04/25/2035 •	1,053	1,013
4.223% due 09/25/2046 •	4,097	4,327
4.243% due 04/25/2035 •	3,480	2,848
4.243% due 07/25/2035 •	910	862
4.243% due 06/25/2037 •	10,285	9,767
4.263% due 02/25/2037 •	26,824	17,591
4.283% due 06/25/2035 •	2,612	2,086
4.283% due 07/25/2035 •	10,231	6,786
4.323% due 07/25/2035 •	1,313	1,168
4.343% due 11/25/2036 •	4,727	4,555
4.375% due 11/25/2035 ~	2,098	1,239
4.403% due 02/25/2035 •	624	589
4.403% due 07/25/2045 •	2,011	1,501
4.418% due 01/25/2037 ~	2,799	2,411
4.443% due 02/25/2035 •	458	408
4.463% due 01/25/2035 •	1,189	925
4.563% due 08/25/2034 •	45	42
4.563% due 11/25/2034 •	4	3
4.563% due 07/25/2046 •	968	884
4.643% due 09/25/2034 •	46	40
4.786% due 04/25/2035 ~	5	5
4.800% due 07/25/2035 ~	4,000	2,054
5.323% due 10/25/2036 •	6,509	3,136
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~	510	261
4.123% due 06/25/2037 •	28,127	14,032
4.163% due 06/25/2037 •	10,221	3,476
4.420% due 01/25/2036 ~	1,625	996
4.904% due 11/25/2036 ~	2,907	1,439
5.843% due 05/26/2037 ~	23,505	1,727
6.000% due 03/25/2036	1,472	677
6.000% due 12/27/2036	19,868	9,024
6.460% due 12/25/2036 þ	1,069	1,137
6.500% due 03/25/2036	3,674	1,818
6.500% due 12/25/2036 þ	34,779	30,326
6.810% due 08/25/2036 þ	7,421	7,322
6.920% due 08/25/2036 þ	18,758	15,635
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	622
0.613% due 10/05/2040 ~(a)	217,800	1,705
1.361% due 08/15/2049 ~(a)	52,968	2
1.974% due 01/05/2040	15,870	14,770
2.287% due 03/05/2042	33,500	31,676
4.128% due 07/05/2031	27,783	23,428

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.472% due 04/15/2037 •	55,959	55,525
4.750% due 06/15/2038 •	19,290	18,670
5.040% due 03/15/2036 •	5,000	4,704
7.235% due 10/05/2040	70,400	72,498
JP Morgan Mortgage Trust
3.894% due 10/25/2036 ~	531	370
4.183% due 10/25/2036 ~	161	88
4.230% due 06/25/2036 ~	227	146
4.316% due 05/25/2036 ~	1,575	1,289
4.319% due 06/25/2036 ~	93	58
4.384% due 01/25/2037 ~	213	178
4.438% due 06/25/2037 ~	175	135
4.579% due 10/25/2033 ~	8	8
4.599% due 06/25/2037 ~	1,988	1,473
4.614% due 04/25/2037 ~	3,110	2,585
4.625% due 07/25/2063 ~	27,904	27,117
4.632% due 08/25/2035 ~	1	1
4.645% due 08/25/2036 ~	1,461	1,122
4.672% due 07/25/2035 ~	3	3
4.690% due 06/25/2036 ~	1,409	935
4.695% due 05/25/2036 ~	384	324
4.701% due 11/25/2035 ~	2,619	2,029
4.750% due 01/25/2063 ~	9,901	9,625
4.782% due 05/25/2036 ~	565	474
4.787% due 06/25/2066 ~	42,572	41,994
4.788% due 02/25/2034 ~	2	2
4.828% due 04/25/2066 ~	703,711	706,289
4.834% due 07/25/2035 ~	58	55
4.878% due 03/25/2055 •	33,858	33,870
4.901% due 04/25/2036 ~	3,453	2,977
4.930% due 08/25/2036 ~	3,741	2,974
4.942% due 02/25/2036 ~	1,107	728
4.950% due 11/25/2035 ~	631	486
4.954% due 03/25/2066 ~	5,622	5,553
4.978% due 02/25/2055 •	20,388	20,426
5.054% due 10/25/2037 ~	3,313	2,522
5.070% due 10/25/2035 ~	130	94
5.088% due 08/25/2035 ~	495	414
5.114% due 02/25/2035 ~	5	5
5.131% due 06/25/2035 ~	397	398
5.157% due 12/26/2037 ~	3,100	2,395
5.168% due 04/25/2037 ~	339	240
5.172% due 09/25/2035 ~	91	89
5.175% due 11/25/2035 ~	90	72
5.190% due 10/25/2035 ~	131	127
5.250% due 11/25/2063 ~	697	690
5.266% due 08/25/2036 ~	304	245
5.287% due 04/25/2036 ~	437	390
5.397% due 07/25/2035 ~	407	397
5.420% due 10/25/2035 ~	4	3
5.443% due 04/25/2035 ~	49	49
5.491% due 06/25/2035 ~	26	22
5.500% due 09/25/2035	1,871	1,366
5.500% due 01/25/2036	601	254
5.500% due 08/25/2037	2,010	765
5.500% due 12/26/2049	4	4
5.561% due 09/25/2055 þ	26,329	26,271
5.628% due 04/25/2035 ~	20	20
5.750% due 03/25/2037	338	116
5.809% due 07/25/2035 ~	107	105
5.831% due 08/25/2035 ~	255	251
5.855% due 10/25/2036 ~	552	414
5.990% due 07/25/2064 ~	11,189	11,214
6.000% due 10/25/2034	1,219	765
6.000% due 07/25/2036	2,130	868
6.000% due 06/25/2037	10,890	4,049
6.000% due 08/25/2037	14,355	5,997
6.032% due 07/25/2035 ~	14	14
6.231% due 08/25/2056 ~	274,010	274,862
6.500% due 09/25/2035	117	70
6.622% due 01/25/2056 ~	122,790	124,532
7.000% due 08/25/2037	757	348
7.318% due 12/25/2055 ~	157,952	159,487
7.393% due 10/25/2055 ~	176,855	178,709
7.431% due 04/25/2056 ~	210,967	213,057
8.251% due 11/25/2056	240,762	257,338
8.512% due 01/25/2056 ~	282,037	298,847
8.658% due 04/25/2056 ~	247,451	263,319
8.831% due 09/25/2056 ~	265,131	281,203
9.036% due 10/25/2055 ~	105,211	111,411
9.603% due 02/25/2055 ~	109,117	117,533
JP Morgan Re-REMICS
3.836% due 11/26/2036 •	6,386	6,296
JP Morgan Seasoned Mortgage Trust
3.655% due 01/25/2063 ~	40,024	37,128
4.358% due 01/25/2063 ~	4,030	3,854

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

JPMDB Commercial Mortgage Securities Trust
0.824% due 12/15/2049 ~(a)		88,176	2
Jubilee Place 6 BV
3.207% due 09/17/2060 •	EUR	5,528	6,331
Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	22,325
4.547% due 01/28/2051 •		144,192	191,033
Kinbane 2 DAC
3.378% due 08/24/2075 ~	EUR	37,054	42,412
3.379% due 01/24/2063 ~		53,617	61,373
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	9,911
2.250% due 02/22/2045		26,742	23,128
4.666% due 02/22/2045 •		68,400	90,587
5.866% due 02/22/2045 •		82,543	107,447
Landmark Mortgage Securities No. 2 PLC
2.357% due 06/17/2039 •	EUR	576	651
4.066% due 06/17/2039 •	GBP	2,435	3,199
Landmark Mortgage Securities No. 3 PLC
4.146% due 04/17/2044 •		13,530	17,674
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(h)		$364	359
0.000% due 12/25/2056 ~(a)		672,829	4,342
0.000% due 07/25/2057 ~		182,077	171,646
0.000% due 07/25/2057 (h)		391	381
0.000% due 04/25/2058 ~		294	281
0.000% due 08/26/2058 (h)		702	623
0.000% due 01/28/2070 ~		3,175	2,167
0.125% due 12/26/2057 ~(a)		312,550	1,363
1.405% due 12/26/2057 ~(a)		34,876	201
3.102% due 12/25/2056 ~		669,276	519,486
3.851% due 04/25/2058 ~		130,278	125,413
4.000% due 04/25/2058 ~		53,302	46,609
4.095% due 06/25/2057 ~		86,515	81,391
4.095% due 04/25/2058 ~		51,519	28,805
4.163% due 02/25/2058 ~		199,871	196,333
4.250% due 08/26/2058 ~		300,727	292,975
4.303% due 01/25/2058 ~		136,465	123,479
4.334% due 02/25/2058 ~		132,995	92,059
4.358% due 08/26/2058 ~		178,636	136,183
4.500% due 02/25/2058 ~		132,996	124,232
4.655% due 12/26/2057 ~		273,384	223,982
5.484% due 01/28/2070 ~		315,520	314,937
5.650% due 11/25/2060 þ		10,196	10,212
5.874% due 12/25/2053 ~		1,112,914	1,151,248
Lehman Mortgage Trust
2.937% due 03/25/2037 •(a)		11,884	1,691
4.083% due 10/25/2036 •		6,319	1,242
4.183% due 12/25/2036 •		5,858	1,096
4.264% due 12/25/2035 ~		2,881	412
4.363% due 07/25/2036 •		4,799	1,757
4.363% due 01/25/2037 •		475	238
4.569% due 07/25/2037 ~		2,623	1,340
4.663% due 12/25/2035 •		527	304
5.073% due 01/25/2036 ~		522	500
5.500% due 12/25/2035		24	12
5.500% due 01/25/2036		70	7
5.584% due 04/25/2036 ~		2,469	1,536
5.750% due 12/25/2035		3,026	1,828
6.000% due 01/25/2036		78	70
6.000% due 08/25/2037		959	909
6.500% due 09/25/2037		4,650	1,789
Lehman XS Trust
4.003% due 08/25/2036 •		1,586	1,939
4.143% due 12/25/2036 •		2,286	1,917
4.143% due 11/25/2046 •		111	99
4.163% due 08/25/2046 •		5,074	5,489
4.163% due 11/25/2046 •		7,325	6,999
4.163% due 03/25/2047 •		46,062	41,406
4.163% due 07/25/2047 •		6,219	6,317
4.173% due 08/25/2046 •		4,014	3,748
4.183% due 09/25/2046 •		65	68
4.243% due 03/25/2047 •		9,423	8,549
4.363% due 12/25/2035 •		4	4
4.363% due 08/25/2037 •		19,699	16,618
4.863% due 07/25/2047 •		25,604	19,015
5.244% due 03/25/2047 •		5,510	5,104
5.610% due 07/25/2035 þ		502	452
Ludgate Funding PLC
2.282% due 01/01/2061 •	EUR	1,154	1,301
4.026% due 01/01/2061 •	GBP	11,672	15,095
4.056% due 12/01/2060 •		4,076	5,324
4.466% due 01/01/2061 •		2,181	2,873
Lugo Funding DAC
3.195% due 05/26/2066 •	EUR	148,397	169,335

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Luminent Mortgage Trust
2.851% due 04/25/2036 ~		$2,635	1,595
4.083% due 11/25/2036 •		1,509	1,386
4.103% due 12/25/2036 •		7,614	6,868
4.163% due 02/25/2046 •		16,564	12,070
4.323% due 05/25/2037 •		2,263	2,236
Lura Funding DAC
0.000% due 08/27/2079 (h)	EUR	43,475	14,983
3.204% due 08/27/2079 •		231,654	266,149
3.504% due 08/27/2079 •		18,916	21,800
3.954% due 08/27/2079 •		10,318	11,930
4.204% due 08/27/2079 •		8,598	9,843
5.204% due 08/27/2079 •		6,019	6,841
5.954% due 08/27/2079 •		12,896	14,061
LUX
6.316% due 08/15/2040 •		$36,100	36,338
Manhattan West Mortgage Trust
0.283% due 09/10/2039 ~(a)		807,900	1,237
Mansard Mortgages PLC
4.516% due 12/15/2049 •	GBP	2,079	2,759
MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~		$583	504
3.301% due 10/25/2034 ~		87	78
3.328% due 07/25/2035 ~		131	115
3.413% due 09/25/2035 ~		726	432
3.618% due 04/25/2035 ~		1,475	1,359
3.725% due 09/25/2033 ~		240	231
4.243% due 05/25/2037 •		701	277
4.288% due 12/25/2032 ~		265	263
4.443% due 05/25/2047 •		5,200	4,369
4.634% due 04/25/2034 ~		347	347
4.646% due 11/25/2036 ~		36	18
4.820% due 09/25/2034 ~		20	19
4.863% due 09/25/2037 •		20,214	7,844
5.370% due 11/21/2034 ~		91	90
5.422% due 05/25/2034 ~		217	210
5.555% due 01/25/2036 ~		1,064	1,034
5.641% due 05/25/2034 ~		52	51
5.643% due 09/25/2034 ~		357	321
5.875% due 10/25/2032 ~		28	28
5.939% due 12/21/2034 ~		28	27
6.000% due 09/25/2033 ~		7	7
6.022% due 04/21/2034 ~		2,956	2,918
6.125% due 12/25/2033 ~		12	11
6.375% due 07/25/2034 ~		68	67
MASTR Alternative Loan Trust
4.463% due 02/25/2036 •		1,571	458
5.500% due 07/25/2034		513	517
5.500% due 08/25/2034		1,083	1,068
5.500% due 04/25/2035		210	114
5.750% due 11/25/2033		1,288	1,259
7.000% due 06/25/2034		5	5
MASTR Asset Securitization Trust
5.500% due 06/26/2034		6	6
6.000% due 06/25/2036		123	65
6.000% due 06/25/2036 •		974	528
6.250% due 01/25/2038		3,486	1,629
MASTR Reperforming Loan Trust
4.113% due 05/25/2035 •		1,358	628
4.123% due 07/25/2035 •		14,377	6,523
4.310% due 05/25/2036 ~		116	96
MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		82	79
5.275% due 10/25/2032 ~		2	2
5.625% due 05/25/2032 ~		12	12
6.375% due 10/25/2032 ~		28	28
6.500% due 08/25/2032 ~		14	13
6.532% due 10/25/2032 ~		7	7
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •		30	30
4.480% due 09/15/2030 •		30	19
Merrill Lynch Alternative Note Asset Trust
3.903% due 01/25/2037 •		48,759	14,258
3.983% due 03/25/2037 •		24,055	5,550
4.063% due 01/25/2037 •		6,176	1,805
4.163% due 03/25/2037 •		17,157	4,407
4.183% due 03/25/2037 •		13,732	2,087
4.288% due 06/25/2037 ~		19,256	7,803
4.363% due 03/25/2037 •		206	47
Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~		254	225
3.706% due 09/25/2036 ~		5,258	3,976
4.054% due 09/25/2037 ~		2,895	2,545
4.063% due 09/25/2037 •		4,866	2,726
4.155% due 05/25/2034 ~		43	38
4.223% due 04/25/2029 •		152	141

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.223% due 03/25/2030 •		29	28
4.223% due 09/25/2037 •		8,763	4,938
4.244% due 03/25/2036 ~		1,373	607
4.379% due 04/25/2028 •		1	1
4.423% due 06/25/2028 •		177	164
4.423% due 11/25/2029 •		302	263
4.586% due 07/25/2030 •		50	50
4.641% due 04/25/2035 ~		471	431
4.680% due 03/25/2030 •		61	53
4.750% due 07/25/2033 ~		48	47
4.802% due 09/25/2035 ~		25	20
4.860% due 10/25/2028 •		4	4
4.880% due 11/25/2029 •		7	6
4.912% due 01/25/2030 •		1	1
4.927% due 05/25/2029 ~		29	26
4.930% due 06/25/2037 ~		3,376	3,192
4.992% due 01/25/2029 •		45	38
5.072% due 07/25/2035 ~		280	119
5.109% due 02/25/2035 ~		510	488
5.124% due 02/25/2036 ~		710	696
5.285% due 07/25/2035 ~		238	221
5.368% due 05/25/2036 ~		450	447
5.380% due 12/25/2035 ~		517	497
5.552% due 10/25/2036 ~		6,564	5,497
5.557% due 12/25/2035 ~		1,571	636
5.647% due 05/25/2036 ~		133	132
5.653% due 02/25/2034 ~		21	20
5.727% due 09/25/2029 ~		10	10
5.775% due 07/25/2033 ~		20	20
5.790% due 01/25/2029 ~		806	806
5.830% due 12/25/2034 ~		43	43
5.834% due 02/25/2033 ~		4	4
5.875% due 01/25/2029 ~		1	1
6.060% due 09/25/2033 ~		202	197
6.088% due 07/25/2034 ~		240	237
6.154% due 12/25/2034 ~		3	3
6.250% due 05/25/2036 ~		2	2
6.250% due 10/25/2036		1,503	510
Merrill Lynch Mortgage-Backed Securities Trust
4.373% due 06/25/2037 ~		3,239	1,832
6.200% due 08/25/2036 •		2,444	2,105
Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR	75,156	86,154
MF1
4.695% due 12/15/2034 •		$5,140	5,118
MFA Trust
2.855% due 07/25/2060 ~		5,200	4,320
4.250% due 02/25/2066 ~		3,117	2,966
4.400% due 03/25/2068 þ		45,367	45,072
5.387% due 12/25/2059 ~		86,541	86,248
6.105% due 12/25/2068 þ		12,195	12,246
6.775% due 10/25/2058 þ		15,360	15,381
Mill City Mortgage Loan Trust
5.460% due 10/25/2062 ~		23,584	23,543
MKT Mortgage Trust
2.694% due 02/12/2040		16,065	14,471
Morgan Stanley Capital I Trust
0.815% due 11/12/2049 ~(a)		18	0
0.978% due 07/15/2053 ~(a)		54,413	1,753
1.904% due 07/15/2053 ~(a)		95,609	5,332
2.509% due 04/05/2042 ~		2,000	1,780
Morgan Stanley Mortgage Loan Trust
2.160% due 06/25/2037 ~		10,241	5,286
3.417% due 07/25/2035 ~		116	105
3.484% due 11/25/2037 ~		799	721
3.606% due 01/25/2035 ~		104	95
3.651% due 12/25/2037 ~		3,170	1,955
3.672% due 05/25/2036 ~		6,587	3,339
3.931% due 08/25/2034 ~		275	251
4.043% due 01/25/2036 •		909	475
4.063% due 08/25/2035 •		1,060	546
4.196% due 09/25/2035 ~		30	19
4.513% due 06/25/2036 •		1,449	459
4.597% due 11/25/2035 ~		62	21
4.633% due 07/25/2034 ~		51	47
4.736% due 08/25/2034 ~		1	1
5.169% due 10/25/2034 ~		17	16
5.215% due 09/25/2034 ~		625	618
5.500% due 11/25/2035		947	929
5.594% due 09/25/2034 ~		309	302
5.608% due 10/25/2034 ~		20	20
5.696% due 06/25/2036 ~		66	65
5.938% due 07/25/2034 ~		51	52
6.000% due 08/25/2037		272	85
6.000% due 10/25/2037		6,359	3,202
6.151% due 09/25/2034 ~		177	172

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

7.013% due 08/25/2036 þ		5,655	1,092
Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~		6,881	2,912
6.250% due 08/26/2047 ~		10,432	5,206
10.158% due 07/26/2036 •		2,413	1,595
Morgan Stanley Resecuritization Trust
3.182% due 06/26/2047 •		31,847	28,261
3.436% due 06/26/2047 •		359	313
3.635% due 04/26/2047 •		23,250	16,721
4.440% due 12/27/2046 •		14,227	11,465
4.673% due 04/26/2047 ~		2,515	1,166
Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)		622	589
0.000% due 09/25/2065 ~		201,379	179,500
4.000% due 01/25/2064 þ		158,463	153,339
4.000% due 06/25/2064 þ		26,856	26,081
4.088% due 07/25/2065 ~		220,261	188,417
4.963% due 09/25/2070 ~		26,011	25,776
5.016% due 09/25/2070 ~		31,575	31,306
5.021% due 11/25/2070 þ		45,580	45,369
5.530% due 05/25/2070 ~		7,652	7,657
6.919% due 06/25/2071 «~		292,907	300,928
8.063% due 11/25/2069 ~		195,169	199,775
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		14,983	13,583
MortgageIT Mortgage Loan Trust
4.183% due 04/25/2036 •		8,233	7,059
MortgageIT Securities Corp. Mortgage Loan Trust
4.063% due 06/25/2047 •		1,174	1,029
4.223% due 06/25/2047 •		9,767	8,691
MortgageIT Trust
4.263% due 11/25/2035 •		10,181	8,314
4.363% due 08/25/2035 •		478	481
MSJP
0.562% due 09/05/2047 ~(a)		31,700	556
1.049% due 09/05/2047 ~(a)		43,615	660
NAAC Reperforming Loan REMICS Trust
6.500% due 03/25/2034		315	288
7.500% due 03/25/2034		1,104	1,041
NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035		927	804
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,238
3.821% due 02/15/2039		34,500	32,165
New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ		1,007	189
New Orleans Hotel Trust
4.662% due 04/15/2032 •		1,100	1,100
4.962% due 04/15/2032 •		14,615	14,576
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		991	958
3.000% due 07/25/2059 ~		9,300	8,600
3.296% due 12/25/2057 ~		5,747	5,497
3.386% due 02/25/2058 ~		5,003	4,817
3.458% due 08/25/2059 ~		13,322	12,267
3.604% due 08/27/2057 ~		7,079	6,853
3.748% due 09/25/2057 ~		14,398	13,411
3.750% due 11/25/2058 ~		13,431	12,875
3.785% due 12/25/2057 ~		7,135	6,782
4.000% due 08/25/2059 ~		39,710	37,984
4.000% due 10/25/2059 ~		8,998	8,625
4.116% due 10/25/2059 ~		28,075	26,875
4.208% due 08/25/2059 ~		54,570	51,953
4.250% due 12/25/2058 ~		12,618	12,191
4.463% due 12/25/2058 ~		13,252	12,817
4.500% due 02/25/2057 ~		1,166	1,152
4.500% due 12/25/2057 ~		12,978	12,637
4.500% due 02/25/2058 ~		3,411	3,378
4.750% due 02/25/2057 ~		7,669	7,546
4.789% due 05/25/2058 ~		13,241	12,877
5.085% due 10/25/2065 ~		11,344	11,261
6.864% due 10/25/2063 þ		82,140	82,321
New York Mortgage Trust
4.359% due 08/25/2035 •		214	192
Newgate Funding PLC
3.001% due 12/15/2050 •	EUR	1,521	1,730
3.651% due 12/15/2050 •		1,496	1,634
3.901% due 12/15/2050 •		2,503	2,741
4.036% due 12/01/2050 •	GBP	613	807
4.866% due 12/15/2050 •		7,940	10,464
5.116% due 12/15/2050 •		2,244	2,905
NLT Trust
3.200% due 10/25/2062 ~		$12,379	11,336
NMLT Trust
7.120% due 09/01/2076 «		467,500	478,583

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.083% due 10/25/2036 •		1,694	1,574
4.321% due 10/25/2035 ~		155	142
4.323% due 04/25/2037 •		38	41
4.444% due 02/25/2036 ~		512	308
4.763% due 05/25/2035 •		6,419	5,825
4.873% due 02/25/2036 ~		1,267	893
5.223% due 02/25/2036 ~		240	175
5.310% due 08/25/2034 ~		552	544
6.000% due 05/25/2033		1	1
6.215% due 08/25/2036 ~		3,859	985
6.431% due 08/25/2036 ~		9,588	2,448
6.513% due 01/25/2036 þ		6,807	2,022
7.000% due 04/25/2033		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		77,856	58,140
2.741% due 10/25/2036 ~		5,781	3,260
3.268% due 10/26/2036 •		2,799	2,519
4.663% due 07/25/2036 •		2,151	2,094
6.000% due 07/26/2037		14,301	4,865
NovaStar Mortgage Funding Trust
0.382% due 09/25/2046 •		63,719	25,432
NRPL Trust
0.000% due 05/01/2058 (h)		301	292
0.000% due 05/01/2058 ~		206,980	186,345
0.000% due 09/25/2062 (h)		311	307
0.000% due 09/25/2063 (h)		93	92
0.000% due 11/25/2063 (h)		360	342
1.891% due 09/25/2063 ~		151,944	128,268
4.401% due 11/25/2063 ~		166,800	146,322
4.465% due 09/25/2062 ~		147,750	128,556
NRPLM Trust
0.000% due 09/27/2063 ~		6,467	5,047
4.439% due 11/25/2063 ~		7,287	5,952
4.459% due 09/27/2062		6,254	5,028
NYMT Loan Trust
3.215% due 07/25/2061		3,000	2,614
3.750% due 02/25/2068 ~		10,259	9,508
3.750% due 11/25/2069 ~		41,708	40,127
5.379% due 06/25/2069 ~		16,761	16,774
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •		26,300	26,298
OBX Trust
3.421% due 02/25/2055 ~		49,463	48,652
3.671% due 03/25/2053 ~		32,972	33,144
3.699% due 04/25/2053 ~		50,555	50,720
4.270% due 01/25/2062 ~		4,118	4,043
4.940% due 09/25/2062 þ		61,531	60,923
5.110% due 08/25/2062 þ		14,340	14,313
5.470% due 04/25/2066 ~		42,000	42,036
5.928% due 11/25/2063 þ		13,045	13,063
6.030% due 01/25/2064 þ		16,246	16,337
6.233% due 05/25/2064 þ		12,870	12,945
6.465% due 10/25/2063 þ		20,209	20,253
6.520% due 07/25/2063 þ		16,790	16,794
6.567% due 06/25/2063 þ		20,423	20,380
6.844% due 04/25/2063 þ		9,581	9,615
7.045% due 09/25/2063 þ		18,446	18,476
7.159% due 10/25/2063 þ		26,447	26,541
Oceanview Mortgage Trust
4.428% due 11/25/2054 •		6,266	6,272
PHH Alternative Mortgage Trust
4.463% due 07/25/2037 •		565	556
6.000% due 02/25/2037		1,875	1,570
PMT Loan Trust
5.306% due 06/25/2057 •		4,000	4,010
Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		16,188	15,392
4.000% due 08/25/2064 þ		8,386	8,121
4.000% due 03/25/2065 þ		112,699	108,940
4.000% due 07/25/2069 þ		3,500	3,397
4.075% due 06/25/2064 ~		16,965	16,096
4.150% due 04/25/2065 þ		32,418	31,504
4.150% due 01/25/2070 þ		87,588	84,709
4.500% due 06/25/2070 þ		79,471	77,578
5.124% due 10/25/2055 þ		167,403	165,633
Prime Mortgage Trust
7.000% due 07/25/2034		49	47
PRKCM Trust
5.101% due 10/25/2060 þ		7,652	7,614
6.333% due 03/25/2059 þ		10,950	11,003
6.431% due 05/25/2059 þ		549	552
6.584% due 09/25/2058 þ		18,191	18,189
7.225% due 11/25/2058 þ		10,356	10,385
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

0.000% due 10/29/2054 (b)(h)	85,302	68,577
3.070% due 10/29/2054 •	44,741	50,609
3.520% due 10/29/2054 •	52,929	59,436
3.820% due 10/29/2054 •	38,495	42,841
4.800% due 10/29/2054 •	28,871	32,071
6.670% due 10/29/2054 •	24,059	26,651
PRPM LLC
3.750% due 03/25/2054 þ	$5,850	5,733
3.750% due 04/25/2055 þ	19,861	19,339
4.000% due 06/25/2053 þ	24,764	24,540
4.000% due 11/25/2053 þ	2,628	2,593
4.000% due 01/25/2054 þ	1,427	1,406
4.000% due 07/25/2054 þ	561	552
4.000% due 08/25/2054 þ	536	527
4.000% due 11/25/2054 þ	23,690	23,117
4.000% due 10/25/2064 þ	51,863	50,596
4.200% due 12/25/2064 þ	11,194	11,021
4.500% due 08/25/2055 þ	12,662	12,432
4.500% due 06/25/2065 þ	137,645	134,358
4.839% due 10/25/2055 þ	5,171	5,160
4.942% due 12/25/2055 þ	31,312	30,941
5.089% due 02/25/2031 þ	42,006	41,446
5.185% due 02/25/2031 þ	92,143	91,051
5.228% due 08/25/2069 þ	7,321	7,308
5.250% due 07/25/2055 þ	8,633	8,599
5.250% due 05/25/2056 ~	33,231	33,222
5.250% due 06/25/2056 þ	31,300	31,182
5.385% due 10/25/2030 þ	60,335	60,026
5.500% due 03/25/2056 ~	28,154	28,317
5.503% due 08/25/2030 þ	77,754	77,491
5.699% due 11/25/2029 þ	7,043	7,052
5.729% due 07/25/2030 þ	14,722	14,678
5.774% due 08/25/2028 þ	27,848	27,778
5.870% due 11/25/2029 þ	17,639	17,663
5.897% due 12/25/2029 þ	15,685	15,681
6.179% due 06/25/2030 þ	25,881	25,830
6.255% due 05/25/2030 þ	5,725	5,727
PRPM Trust
4.845% due 01/25/2056 þ	25,311	25,056
5.674% due 12/26/2069 þ	11,416	11,436
5.802% due 11/25/2069 þ	26,934	27,074
6.221% due 11/25/2068 þ	3,738	3,746
6.250% due 08/25/2068 þ	18,316	18,311
6.265% due 12/25/2068 þ	5,944	5,965
6.327% due 06/25/2069 þ	12,726	12,807
RALI Trust
2.559% due 12/26/2034 ~	116	47
3.870% due 11/25/2037 ~	6,007	5,046
3.913% due 02/25/2047 •	30,974	9,225
4.013% due 02/25/2036 •	5,153	3,267
4.063% due 08/25/2035 •	1,959	1,330
4.063% due 04/25/2037 •	2,037	1,563
4.063% due 02/25/2047 •	6,112	5,709
4.093% due 03/25/2037 •	153	26
4.103% due 01/25/2037 •	1,745	1,566
4.113% due 01/25/2036 •	1,675	1,204
4.123% due 05/25/2036 •	4,654	4,287
4.123% due 07/25/2036 •	20,837	6,152
4.123% due 09/25/2036 •	4,639	4,395
4.123% due 11/25/2036 •	1,633	808
4.123% due 01/25/2037 •	429	297
4.123% due 06/25/2046 •	40,046	7,972
4.143% due 09/25/2036 •	2,166	2,053
4.163% due 06/25/2036 •	95	69
4.163% due 05/25/2047 •	3,962	3,750
4.173% due 09/25/2046 •	1,593	1,625
4.193% due 05/25/2046 •	10,329	9,318
4.208% due 08/25/2035 ~	509	157
4.283% due 12/25/2045 •	8,353	6,988
4.303% due 02/25/2046 •	3,874	1,230
4.303% due 05/25/2046 •	553	418
4.323% due 12/25/2045 •	283	165
4.363% due 04/25/2036 •	14,388	12,888
4.363% due 08/25/2036 •	2,636	2,121
4.463% due 11/25/2035 •	1,654	1,389
4.744% due 01/25/2046 •	8,451	6,458
4.883% due 08/25/2035 ~	1,400	1,192
4.956% due 04/25/2035 ~	6,652	4,500
5.010% due 07/25/2035 ~	588	553
5.037% due 07/25/2035 ~	2,188	1,070
5.076% due 12/25/2035 ~	741	680
5.104% due 09/25/2045 •	219	189
5.129% due 12/25/2035 ~	5,289	4,400
5.244% due 08/25/2035 •	126	95
5.484% due 07/25/2035 ~	3,965	2,625
5.500% due 08/25/2035	886	643

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.500% due 03/25/2037		451	374
5.500% due 06/25/2037		2,597	2,055
5.750% due 01/25/2037		1,643	1,251
6.000% due 08/25/2035		251	224
6.000% due 10/25/2035		5,254	1,444
6.000% due 12/25/2035		3,769	3,282
6.000% due 06/25/2036		232	185
6.000% due 08/25/2036		12,150	10,243
6.000% due 09/25/2036		1,518	1,219
6.000% due 01/25/2037		1,183	919
6.000% due 02/25/2037		6,251	5,134
6.000% due 03/25/2037		4,791	4,146
6.000% due 05/25/2037		5,517	4,614
6.000% due 06/25/2037		9,872	8,057
6.500% due 08/25/2036		10,510	8,793
6.500% due 02/25/2037		3,484	2,949
6.750% due 06/25/2037		6,071	2,138
6.864% due 08/25/2047 •		62,315	7,884
RBSSP Resecuritization Trust
4.009% due 06/27/2036 •		1,000	908
4.035% due 12/26/2036 ~		9,128	8,739
4.181% due 02/28/2047 ~		9,900	6,635
4.219% due 08/26/2045 •		68	63
4.233% due 12/26/2036 ~		1,042	1,004
4.269% due 02/26/2037 •		6,988	5,180
4.269% due 03/26/2037 •		20,929	18,121
4.362% due 09/28/2047 ~		67,222	46,740
4.474% due 10/26/2036 ~		5,305	5,024
4.518% due 03/26/2036 ~		4,106	2,675
5.040% due 01/26/2036 •		1,090	1,053
5.193% due 12/26/2037 •		15,451	13,411
5.519% due 12/26/2037 •		17,149	14,883
RCKT Mortgage Trust
8.750% due 06/01/2056 «		179,100	192,642
Regal Trust IV
4.226% due 09/29/2031 •		11	11
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		32	28
7.500% due 07/25/2032		294	76
Residential Asset Securitization Trust
2.927% due 04/25/2037 •(a)		9,699	1,142
4.063% due 07/25/2035 •		2,696	1,131
4.073% due 04/25/2037 •		9,699	1,769
4.113% due 06/25/2036 •		5,916	1,429
4.213% due 11/25/2034 •		496	445
4.269% due 01/25/2034 ~		61	59
4.313% due 08/25/2033 •		374	340
4.463% due 07/25/2036 •		3,912	2,410
5.250% due 09/25/2033		251	249
5.500% due 07/25/2035		4,703	2,663
5.500% due 09/25/2035		18,166	7,193
6.000% due 02/25/2036		17,771	6,796
6.000% due 09/25/2036		4,452	1,180
6.000% due 11/25/2036		6,418	2,034
6.000% due 01/25/2037		3,337	943
6.000% due 03/25/2037		6,694	1,978
6.000% due 04/25/2037		516	248
6.000% due 05/25/2037		6,283	2,970
6.000% due 07/25/2037		9,829	3,368
6.000% due 08/25/2037		613	263
6.250% due 11/25/2036		11,798	3,893
6.500% due 09/25/2036		3,168	873
6.500% due 04/25/2037		19,161	4,952
Residential Mortgage Securities 33 PLC
0.000% due 06/20/2048 (h)	GBP	950	20
4.746% due 06/20/2048 •		176,842	234,909
5.246% due 06/20/2048 •		28,170	37,455
5.646% due 06/20/2048 •		24,420	32,475
6.496% due 06/20/2048 •		12,198	16,259
7.746% due 06/20/2048 •		11,272	14,977
8.746% due 06/20/2048 •		9,398	12,451
10.246% due 06/20/2048 •		21,133	28,011
Resloc U.K. PLC
2.561% due 12/15/2043 •	EUR	3,013	3,385
RFMSI Trust
4.135% due 08/25/2035 ~		$1,277	419
5.406% due 11/25/2036 ~		934	796
5.500% due 03/25/2036		198	158
5.500% due 03/25/2037		1,634	1,124
5.504% due 09/25/2036 ~		4	3
5.528% due 07/27/2037 ~		79	61
5.666% due 10/25/2037 ~		4,046	2,407
5.672% due 10/25/2037 ~		1,328	1,235
5.750% due 09/25/2036		221	171
5.847% due 04/25/2037 ~		196	171
6.000% due 04/25/2037 •		40	32

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.000% due 04/25/2037		764	606
6.000% due 10/25/2037		287	129
6.500% due 03/25/2032		14	14
Ripon Investments Financing Ltd.
0.000% due 11/29/2052 «(m)	GBP	4,541	5,974
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)		73,909	98,537
0.000% due 08/28/2056 ~(a)		2,143	740
4.447% due 08/28/2056 •		562,655	746,649
4.747% due 08/28/2056 •		98,285	130,311
4.947% due 08/28/2056 •		85,685	113,605
5.347% due 08/28/2056 •		44,102	58,634
6.247% due 08/28/2056 •		18,901	24,896
6.747% due 08/28/2056 •		746	986
7.747% due 08/28/2056 •		16,380	21,671
RMAC No. 3 PLC
4.947% due 02/15/2047 •		5,540	7,352
RMAC Securities No. 1 PLC
2.547% due 06/12/2044 •	EUR	876	978
2.667% due 06/12/2044 •		1,718	1,909
4.016% due 06/12/2044 •	GBP	5,940	7,775
4.036% due 06/12/2044 •		27,895	36,407
4.049% due 06/12/2044 •	$	14,652	14,281
Ronda RMBS DAC
0.000% due 10/28/2075 (h)	EUR	7,181	6,416
2.963% due 10/28/2075 •		219,886	250,137
3.663% due 10/28/2075 •		18,271	20,661
4.163% due 10/28/2075 •		16,443	18,596
4.663% due 10/28/2075 •		10,962	12,294
5.163% due 10/28/2075 •		11,876	13,150
5.663% due 10/28/2075 •		5,481	5,985
8.000% due 10/28/2075		63,034	20,535
Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~		2	0
1.000% due 06/28/2058 ~		23,143	25,049
3.193% due 06/28/2058 •		327,685	374,905
3.293% due 06/28/2058 •		39,593	45,261
3.493% due 06/28/2058 •		33,617	38,352
4.000% due 06/28/2058 ~		63,499	18,895
4.293% due 06/28/2058 •		28,014	31,909
5.293% due 06/28/2058 •		16,808	19,098
5.793% due 06/28/2058 •		8,964	10,097
Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~	$	28,286	28,115
5.545% due 01/25/2065 þ		1,483	1,484
Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~		7,100	6,120
Sequoia Mortgage Trust
2.999% due 07/20/2037 ~		2,226	1,629
3.116% due 08/20/2047 ~		2,159	1,419
3.437% due 09/20/2046 ~		163	106
3.961% due 02/20/2047 ~		1,088	827
4.061% due 07/20/2037 ~		377	296
4.249% due 09/20/2046 ~		1,317	722
4.374% due 08/20/2034 •		88	80
4.414% due 06/20/2033 •		4	4
4.434% due 10/20/2034 •		948	876
4.454% due 07/20/2033 •		73	73
4.510% due 11/25/2063 ~		18,038	18,035
4.514% due 04/20/2033 •		13	12
4.519% due 10/20/2034 •		8	7
4.554% due 10/20/2027 •		2	2
4.629% due 07/25/2056 ~		38,400	37,736
4.669% due 04/25/2056 ~		26,518	25,848
4.776% due 11/20/2034 •		54	51
4.823% due 04/20/2033 •		93	92
5.030% due 10/25/2055 ~		10,690	10,727
SFO Commercial Mortgage Trust
5.139% due 05/15/2038 •		1,900	1,900
SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •		74,604	74,591
SRT Issuer I LLC
7.107% due 10/01/2031 «•		136,738	137,154
STARM Mortgage Loan Trust
4.184% due 06/25/2037 ~		1,701	1,539
5.350% due 04/25/2037 ~		894	499
5.644% due 02/25/2037 ~		1,310	1,123
Stratton Mortgage Funding PLC
4.646% due 06/28/2050 •	GBP	22,018	29,217
4.896% due 06/20/2060 •		104,475	138,789
Structured Adjustable Rate Mortgage Loan Trust
3.056% due 04/25/2034 ~	$	2	1
3.608% due 08/25/2036 ~		9,229	7,199
3.732% due 05/25/2036 ~		4,183	3,256
3.770% due 05/25/2036 ~		3,202	1,745
3.865% due 02/25/2036 ~		281	242

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.906% due 11/25/2035 ~	109	101
3.950% due 03/25/2035 ~	6,756	5,622
4.021% due 07/25/2037 ~	22	13
4.063% due 09/25/2034 •	122	115
4.063% due 02/25/2037 •	1,309	1,340
4.083% due 12/25/2036 •	1,239	1,258
4.123% due 07/25/2035 •	355	167
4.163% due 08/25/2047 ~	1,414	1,352
4.199% due 01/25/2036 ~	2,395	1,253
4.236% due 09/25/2036 ~	5,500	3,636
4.263% due 10/25/2034 •	207	192
4.268% due 06/25/2036 ~	2,208	1,243
4.299% due 09/25/2036 ~	4,987	4,717
4.311% due 05/25/2035 ~	757	625
4.312% due 04/25/2035 ~	24	22
4.313% due 01/25/2035 •	9	9
4.341% due 11/25/2035 ~	22	20
4.343% due 08/25/2035 ~	581	502
4.408% due 04/25/2035 •	343	361
4.408% due 01/25/2037 ~	2,324	1,678
4.429% due 11/25/2035 ~	180	115
4.460% due 12/25/2034 ~	14	13
4.484% due 12/25/2035 ~	124	69
4.486% due 07/25/2035 ~	1,015	897
4.511% due 02/25/2035 ~	420	405
4.586% due 02/25/2036 ~	4,307	2,236
4.654% due 09/25/2035 ~	550	493
4.720% due 03/25/2036 ~	398	320
4.770% due 12/25/2035 ~	64	42
4.826% due 10/25/2034 ~	402	385
4.882% due 09/25/2036 ~	1,934	1,139
4.962% due 05/25/2035 ~	2,371	1,643
5.031% due 10/25/2034 ~	15	14
5.038% due 09/25/2034 ~	147	144
5.057% due 10/25/2035 ~	621	551
5.142% due 03/25/2035 ~	169	155
5.325% due 11/25/2034 ~	951	915
5.354% due 07/25/2034 ~	602	594
5.527% due 01/25/2035 ~	473	467
5.589% due 04/25/2034 ~	6	6
5.645% due 10/25/2037 •	2,340	2,205
5.666% due 02/25/2034 ~	188	179
5.799% due 02/25/2034 ~	137	135
6.063% due 12/25/2037 •	7,449	6,535
6.232% due 03/25/2034 ~	175	172
Structured Asset Mortgage Investments II Trust
3.457% due 05/25/2047 ~	20,639	16,575
3.613% due 05/25/2045 ~	44	38
3.883% due 08/25/2036 •	3,772	3,365
4.083% due 01/25/2037 •	1,716	1,573
4.123% due 06/25/2036 •	4,731	3,986
4.123% due 01/25/2037 •	4,076	3,727
4.123% due 07/25/2046 •	4,285	3,852
4.143% due 06/25/2036 •	903	892
4.143% due 07/25/2046 •	10,594	7,798
4.163% due 05/25/2036 •	5,655	4,759
4.163% due 10/25/2036 •	1,593	1,439
4.183% due 04/25/2036 •	4,280	3,953
4.183% due 05/25/2036 •	100	64
4.183% due 08/25/2036 •	11,880	10,012
4.183% due 05/25/2046 •	78	55
4.183% due 09/25/2047 •	8,002	7,478
4.203% due 09/25/2047 •	6,784	6,161
4.223% due 02/25/2036 •	23,463	20,590
4.223% due 07/25/2036 •	6	3
4.223% due 05/25/2045 •	1,817	1,762
4.254% due 07/19/2035 •	634	597
4.323% due 02/25/2036 •	5,188	4,450
4.363% due 08/25/2036 •	3,272	2,686
4.434% due 05/19/2035 •	339	327
4.565% due 05/25/2036 ~	149	27
4.863% due 09/25/2047 •	10,294	9,064
5.204% due 03/25/2046 •	18	17
5.463% due 05/25/2047 •	2,357	1,957
5.604% due 02/19/2035 ~	1	1
Structured Asset Securities Corp.
4.113% due 03/25/2035 •	1,737	1,586
4.113% due 04/25/2035 •	171	158
Structured Asset Securities Corp. Mortgage Loan Trust
4.483% due 11/25/2035 •	921	778
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.277% due 09/25/2033 ~	61	50
4.443% due 09/25/2033 ~	374	345
4.708% due 01/25/2034 ~	25	24
4.939% due 11/25/2033 ~	400	390
5.231% due 11/25/2033 ~	10	10

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.267% due 03/25/2033 ~		27	27
5.379% due 12/25/2033 ~		524	523
5.446% due 12/25/2033 ~		139	137
5.653% due 12/25/2033 ~		700	684
5.877% due 03/25/2033 ~		422	383
6.028% due 11/25/2033 ~		139	141
6.108% due 07/25/2033 ~		42	42
6.119% due 01/25/2034 ~		4	4
6.371% due 11/25/2032 ~		49	50
6.763% due 07/25/2032 •		764	705
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 26A
5.015% due 09/25/2033 ~		36	35
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		656	615
5.750% due 04/25/2035		4,596	1,994
Terwin Mortgage Trust
4.323% due 10/25/2037 •		42,770	12,560
Thornburg Mortgage Securities Trust
2.690% due 03/25/2044 ~		749	735
4.287% due 04/25/2036 •		3,138	2,959
4.292% due 03/25/2044 ~		1,985	1,944
4.303% due 03/25/2044 •		19	19
4.324% due 04/25/2038 ~		7,159	4,324
4.387% due 10/25/2043 ~		600	546
4.805% due 04/25/2045 ~		79	78
5.012% due 10/25/2043 ~		87	81
5.073% due 04/25/2038 ~		5,300	4,192
5.210% due 12/25/2044 ~		3,375	3,260
Tib Finance PLC
6.553% due 11/15/2034 «(m)		60,100	61,059
Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	340,611	452,075
Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •		1,053	1,400
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$	1,915	1,835
3.000% due 10/25/2057 ~		8,700	8,386
3.000% due 06/25/2058 ~		16,981	13,660
3.750% due 03/25/2058 ~		24,668	21,842
3.750% due 09/25/2062		81,515	77,237
3.855% due 01/25/2063 ~		8,504	7,370
4.050% due 04/25/2055 ~		20,000	19,454
4.072% due 04/25/2056 ~		1,000	945
4.097% due 01/25/2066 ~		62,095	61,162
4.211% due 03/25/2054 ~		24,000	23,371
4.547% due 10/27/2064 ~		59,705	59,573
4.612% due 10/25/2064 ~		138,348	138,173
4.958% due 07/25/2065 ~		33,434	33,453
Trinity Square PLC
4.647% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	129,168	171,463
Uropa Securities PLC
2.362% due 10/10/2040 •	EUR	1,315	1,482
4.066% due 10/10/2040 •	GBP	3,920	5,165
4.116% due 10/10/2040 •		1,983	2,596
Valley Funding PLC
0.000% due 05/16/2066 (h)		47,447	57,613
4.747% due 05/16/2066 •		210,103	278,489
5.247% due 05/16/2066 •		29,536	39,172
5.747% due 05/16/2066 •		30,820	40,831
6.747% due 05/16/2066 •		15,924	21,103
7.747% due 05/16/2066 •		10,274	13,628
9.247% due 05/16/2066 •		5,650	7,522
VASA Trust
4.640% due 07/15/2039 •	$	17,791	17,472
Verus Securitization Trust
4.260% due 02/25/2067 þ		20,163	19,362
4.832% due 10/25/2067 ~		35,089	34,666
4.858% due 12/25/2070 þ		48,754	48,474
5.086% due 07/25/2067 ~		42,221	41,936
5.218% due 09/25/2069 ~		20,320	20,290
5.364% due 10/25/2069 ~		12,584	12,589
5.389% due 10/25/2067 ~		55,112	55,057
5.402% due 05/25/2065 þ		25,665	25,646
5.799% due 07/25/2069 þ		21,035	21,113
6.116% due 03/25/2069 þ		35,297	35,446
6.192% due 06/25/2069 þ		20,885	21,056
6.218% due 06/25/2069 þ		19,341	19,453
6.259% due 12/25/2068 þ		9,991	10,019
6.338% due 04/25/2069 þ		13,706	13,786
6.443% due 08/25/2068 þ		14,618	14,587
6.665% due 09/25/2068 þ		31,147	31,177
6.876% due 11/25/2068 ~		10,392	10,439
7.070% due 10/25/2068 þ		30,184	30,284
Visio Trust
6.598% due 10/25/2058 þ		13,145	13,130

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Wachovia Mortgage Loan Trust LLC
1.492% due 01/25/2037 •	21,373	7,138
1.559% due 08/25/2036 •	18,136	5,786
2.857% due 05/20/2036 ~	218	204
5.972% due 08/20/2035 ~	154	153
6.516% due 10/20/2035 ~	21	20
6.683% due 10/20/2035 ~	306	300
6.737% due 10/20/2035 ~	46	45
WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~	4,241	3,598
3.147% due 06/25/2037 ~	10,658	8,725
3.408% due 01/25/2037 ~	1,545	1,374
3.455% due 01/25/2037 ~	2,680	2,270
3.475% due 01/25/2037 ~	4,493	3,952
3.638% due 03/25/2037 ~	10,964	9,539
3.648% due 10/25/2036 ~	433	404
3.667% due 06/25/2037 ~	2,468	2,169
3.748% due 12/25/2046 •	6,211	5,523
3.773% due 10/25/2036 ~	103	96
3.781% due 05/25/2037 ~	461	417
3.822% due 04/25/2037 ~	5,521	5,065
3.862% due 11/25/2036 ~	306	277
3.871% due 06/25/2037 ~	1,032	919
3.884% due 03/25/2037 ~	5,255	4,718
3.911% due 12/25/2036 ~	26	23
3.966% due 11/25/2036 ~	1,339	1,241
3.976% due 02/25/2037 ~	6,392	5,795
3.977% due 05/25/2046 •	7,615	6,855
3.986% due 02/25/2037 ~	11,419	10,805
3.994% due 02/25/2037 ~	1,359	1,189
4.015% due 12/25/2036 ~	2,095	1,945
4.041% due 07/25/2037 ~	33,833	31,622
4.205% due 01/25/2036 ~	238	227
4.208% due 02/25/2037 ~	5,279	5,028
4.223% due 04/25/2045 •	4,426	4,323
4.229% due 09/25/2036 ~	3,928	3,804
4.233% due 01/25/2036 ~	152	150
4.262% due 03/25/2036 ~	1,094	997
4.283% due 11/25/2045 •	1,440	1,368
4.294% due 08/25/2036 ~	7,168	6,625
4.303% due 12/25/2045 •	1,332	1,245
4.343% due 07/25/2045 •	2,456	2,373
4.343% due 12/25/2045 •	1,872	1,731
4.379% due 08/25/2046 ~	32	30
4.383% due 01/25/2045 •	208	206
4.403% due 08/25/2045 •	10,188	9,726
4.408% due 10/25/2035 ~	1,261	1,159
4.423% due 01/25/2045 •	1,022	1,006
4.443% due 01/25/2045 •	1,385	1,350
4.444% due 02/25/2047 •	11,055	10,419
4.444% due 03/25/2047 •	13,170	11,890
4.463% due 01/25/2045 •	17	17
4.465% due 09/25/2035 ~	138	131
4.474% due 01/25/2047 •	538	489
4.483% due 11/25/2034 •	1,840	1,830
4.484% due 01/25/2047 •	2,378	2,235
4.494% due 06/25/2047 •	6,643	5,758
4.503% due 11/25/2034 •	630	620
4.504% due 04/25/2047 •	1,380	1,286
4.523% due 01/25/2045 •	482	474
4.543% due 10/25/2044 •	573	568
4.563% due 10/25/2044 •	664	645
4.584% due 11/25/2046 •	4,697	4,192
4.590% due 07/25/2037 ~	1,186	1,091
4.604% due 03/25/2035 ~	380	373
4.624% due 10/25/2046 •	20,940	18,956
4.626% due 01/25/2036 ~	674	651
4.643% due 11/25/2034 •	13	12
4.643% due 12/25/2035 ~	6,602	6,258
4.643% due 07/25/2044 •	2,061	2,007
4.663% due 08/25/2045 •	1,085	1,036
4.704% due 09/25/2046 •	3,127	2,653
4.724% due 06/25/2046 •	392	350
4.724% due 07/25/2046 •	3,166	3,057
4.734% due 06/25/2046 •	978	870
4.744% due 02/25/2046 •	4,551	4,053
4.792% due 07/25/2046 •	4,803	4,450
4.878% due 01/25/2035 ~	612	598
4.913% due 06/25/2033 •	176	174
4.944% due 11/25/2042 •	55	53
5.133% due 08/25/2034 ~	208	199
5.144% due 08/25/2042 •	31	30
5.165% due 02/25/2033 ~	105	104
5.270% due 09/25/2033 ~	524	515
5.313% due 11/25/2033 •	231	226
5.323% due 10/25/2045 •	393	388

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.590% due 08/25/2033 ~		99	97
5.699% due 06/25/2033 ~		232	229
6.075% due 12/25/2032 ~		71	70
WaMu Mortgage-Backed Pass-Through Certificates
5.730% due 12/19/2039 ~		55	54
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	37,928
4.696% due 12/21/2049 •		71,887	95,851
5.396% due 12/21/2049 •		46,014	61,420
5.896% due 12/21/2049 •		23,010	30,525
6.396% due 12/21/2049 •		13,146	17,406
6.896% due 12/21/2049 •		13,146	17,265
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ		$26,490	6,724
4.016% due 10/25/2036 þ		6,140	1,693
4.060% due 10/25/2036 þ		51	18
4.143% due 07/25/2046 •		200	174
4.163% due 07/25/2035 •		518	458
4.213% due 05/25/2035 •		2,316	1,987
4.223% due 12/25/2036 •		2,134	1,805
4.283% due 12/25/2035 •		1,155	1,027
4.363% due 03/25/2036 •		697	648
4.444% due 01/25/2047 •		12,374	10,936
4.444% due 04/25/2047 •		2,872	2,451
4.463% due 03/25/2036 •		562	526
4.464% due 12/25/2046 •		4,052	3,420
4.514% due 04/25/2047 •		4,045	3,417
4.594% due 10/25/2046 •		9,266	8,329
4.664% due 09/25/2046 •		12,379	10,719
4.684% due 04/25/2046 •		20,861	19,397
4.714% due 05/25/2046 •		1,777	1,606
4.763% due 02/25/2036 •		533	494
5.213% due 09/25/2035 •		277	246
5.500% due 06/25/2035		872	765
5.500% due 08/25/2035		723	627
5.500% due 11/25/2035		278	229
5.500% due 04/25/2037		4,021	3,951
5.750% due 11/25/2035		357	347
5.750% due 01/25/2036		2,403	2,148
6.000% due 11/25/2035		800	801
6.000% due 04/25/2036		1,659	1,460
6.000% due 04/25/2037		3,550	3,060
6.500% due 11/25/2035		450	325
6.500% due 03/25/2036		7,907	6,386
6.500% due 07/25/2036 þ		1,333	274
6.500% due 08/25/2036		12,044	10,683
6.721% due 07/25/2036 þ		20,388	4,192
6.949% due 07/25/2036 þ		1,854	381
7.000% due 05/25/2036 þ		2,372	2,112
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		113	107
4.999% due 05/25/2033 ~		376	384
7.500% due 04/25/2033		3	3
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		275	250
Wells Fargo Commercial Mortgage Trust
1.098% due 01/15/2052 ~(a)		110,873	1,951
1.599% due 10/15/2049 ~(a)		54,180	2
5.218% due 10/15/2042 •		54,703	54,819
5.268% due 07/15/2037 •		48,500	48,601
Wells Fargo Mortgage Loan Trust
4.129% due 09/27/2047 •		12,945	12,040
4.477% due 12/27/2046 ~		11,219	5,286
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~		1,084	1,083
5.736% due 04/25/2037 ~		54	48
5.876% due 11/25/2037 ~		11	10
5.919% due 01/25/2038 ~		2,831	2,592
5.952% due 10/25/2036 ~		724	682
6.000% due 06/25/2036		236	210
6.000% due 06/25/2037		267	250
6.000% due 11/25/2037		403	394
6.003% due 08/25/2036 ~		270	257
6.110% due 04/25/2036 ~		396	391
6.247% due 08/25/2035 ~		47	46
6.486% due 10/25/2036 ~		944	876
6.499% due 10/25/2034 ~		9	9

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

WSTN Trust
6.518% due 07/05/2037 ~		66,300	66,878

Total Non-Agency Mortgage-Backed Securities (Cost $67,002,282)			64,372,381

ASSET-BACKED SECURITIES 20.7%
AUTOMOBILE ABS OTHER 0.4%
Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032		3,537	3,548
5.215% due 09/15/2032		2,299	2,308
Bumper NL BV
2.925% due 03/21/2036 •	EUR	4,758	5,445
CarMax Select Receivables Trust
4.273% due 05/15/2028 •		$9,281	9,287
Carvana Auto Receivables Trust
2.900% due 03/10/2028		2,460	2,426
4.550% due 01/10/2028		1,118	1,117
CPS Auto Receivables Trust
6.040% due 07/16/2029		11,444	11,496
6.270% due 10/15/2029		13,345	13,411
Exeter Automobile Receivables Trust
5.750% due 07/17/2028		3,767	3,770
Foyt Finance DAC
0.000% due 12/27/2041 «(h)	EUR	1,011	941
0.000% due 12/27/2041 «~		1,820	18,644
2.652% (EUR001M + 0.650%) due 12/27/2041 ~		301,758	345,254
2.852% (EUR001M + 0.850%) due 12/27/2041 ~		30,273	34,643
3.102% (EUR001M + 1.100%) due 12/27/2041 ~		24,414	27,949
3.602% (EUR001M + 1.600%) due 12/27/2041 ~		6,836	7,829
4.402% (EUR001M + 2.400%) due 12/27/2041 ~		20,508	23,540
5.502% (EUR001M + 3.500%) due 12/27/2041 ~		7,778	8,928
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		$23,400	23,457
5.080% due 01/16/2029		11,391	11,415
Golden Bar Securitisation SRL
3.436% due 09/22/2043 •	EUR	10,473	12,035
Red & Black Auto Italy SRL
3.019% due 07/28/2036 •		4,796	5,503
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,255	1,259
5.141% due 01/18/2033		2,917	2,925
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,629
5.470% due 12/16/2030		70,830	71,355
5.610% due 07/17/2028		2,260	2,262
5.770% due 11/15/2030		110,000	111,040
Taupe Funding Trust I
0.000% due 08/20/2031 «(h)		95	18,552
6.160% due 08/20/2031		12,607	12,674

			830,642

AUTOMOBILE SEQUENTIAL 1.4%
Ally Auto Receivables Trust
4.140% due 07/16/2029		26,274	26,257
Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032		6,454	6,482
American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		3,579	3,582
American Heritage Auto Receivables Issuer Trust
4.480% due 08/15/2028		12,108	12,113
American Heritage Auto Receivables Trust
4.830% due 03/15/2028		1,842	1,843
AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		35,903	35,891
5.430% due 01/18/2029		39,689	39,855
ARI Fleet Lease Trust
4.380% due 01/17/2034		17,977	17,991
Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		3,278	3,284
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	86,995
5.440% due 02/22/2028		16,865	16,942
5.780% due 04/20/2028		35,413	35,693
Bank of America Auto Trust
5.530% due 02/15/2028		3,364	3,377
BMW Vehicle Lease Trust
4.180% due 10/25/2027		45,652	45,653
BofA Auto Trust
5.350% due 11/15/2028		9,349	9,392
Bridgecrest Lending Auto Securitization Trust
4.100% due 07/17/2028		12,407	12,405
4.720% due 09/15/2028		8,726	8,733
4.730% due 02/15/2028		2,609	2,610

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

CarMax Auto Owner Trust
4.920% due 10/16/2028		3,614	3,625
5.500% due 01/16/2029		51,931	52,325
6.000% due 07/17/2028		3,842	3,869
CarMax Select Receivables Trust
4.190% due 03/15/2029		48,007	47,981
4.760% due 05/15/2028		11,438	11,453
5.400% due 11/15/2028		5,674	5,701
Carvana Auto Receivables Trust
4.070% due 02/12/2029		65,728	65,687
4.260% due 10/10/2029		29,707	29,692
4.310% due 09/10/2030		26,200	26,071
4.530% due 01/10/2029		30,960	30,982
4.550% due 05/10/2030		86,567	86,665
4.640% due 01/10/2030		28,488	28,546
4.680% due 02/10/2028		5,399	5,404
4.740% due 12/10/2030		20,300	20,350
4.740% due 04/10/2031		61,238	61,348
4.780% due 05/10/2028		425	425
4.850% due 06/12/2028		1,703	1,706
4.910% due 08/10/2029		14,300	14,344
5.050% due 04/10/2029		8,012	8,033
5.080% due 03/11/2030		23,200	23,382
5.210% due 06/10/2030		28,000	28,284
5.330% due 07/10/2029		20,523	20,617
5.380% due 03/12/2029		38,537	38,788
5.420% due 04/10/2028		1,119	1,119
5.620% due 01/10/2029		4,085	4,104
5.710% due 07/10/2028		2,270	2,271
5.710% due 07/10/2029		20,000	20,253
5.740% due 11/13/2029		9,100	9,233
5.820% due 08/10/2028		4,224	4,236
6.160% due 10/10/2028		3,041	3,055
6.160% due 09/10/2029		15,200	15,500
Chase Auto Owner Trust
4.180% due 08/27/2029		21,803	21,788
5.220% due 07/25/2029		37,827	38,028
5.520% due 06/25/2029		88,698	89,382
Citizens Auto Receivables Trust
5.840% due 01/18/2028		3,105	3,111
CPS Auto Receivables Trust
4.190% due 12/17/2029		65,735	65,583
4.710% due 03/15/2029		12,143	12,154
Drive Auto Receivables Trust
4.140% due 09/15/2032		74,300	74,192
4.290% due 10/16/2028		42,001	42,011
4.500% due 09/15/2028		4,931	4,932
Ent Auto Receivables Trust
6.240% due 01/16/2029		2,760	2,766
6.260% due 11/15/2029		4,000	4,044
Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,369
4.650% due 10/20/2027		10,684	10,699
4.690% due 07/20/2027		11,189	11,205
4.820% due 02/20/2029		17,800	17,890
4.980% due 08/21/2028		14,600	14,691
5.310% due 04/20/2027		1,566	1,568
Exeter Automobile Receivables Trust
4.080% due 09/15/2028		24,782	24,781
4.530% due 03/15/2028		9,154	9,158
Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		6,984	6,990
FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,770
5.540% due 04/16/2029		10,594	10,644
FHF Issuer Trust
4.920% due 02/15/2031		23,801	23,806
4.940% due 11/15/2030		12,281	12,239
5.690% due 02/15/2030		8,590	8,612
5.890% due 06/15/2030		6,056	6,084
6.790% due 10/15/2029		4,456	4,482
First Investors Auto Owner Trust
6.440% due 10/16/2028		2,413	2,421
Flagship Credit Auto Trust
4.880% due 11/15/2028		1,771	1,771
Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	11,059	7,855
Ford Auto Securitization Trust II
3.724% due 11/15/2028		22,726	16,095
3.843% due 09/15/2030		29,300	20,823
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$1,852	1,854
GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		23,563	23,580
4.750% due 07/17/2028		3,887	3,889

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

GLS Auto Select Receivables Issuer Trust
4.050% due 02/17/2032		12,031	11,974
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		16,235	16,238
4.460% due 10/15/2030		10,169	10,162
5.240% due 03/15/2030		4,703	4,722
5.580% due 06/17/2030		10,491	10,554
5.590% due 10/15/2029		3,509	3,532
5.960% due 10/16/2028		10,143	10,190
GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		19,174	19,180
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		3,440	3,443
5.130% due 04/16/2029		58,794	59,070
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	7,023	4,966
GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027		36,300	25,669
3.294% due 01/22/2029		61,400	43,669
Huntington Auto Trust
5.230% due 01/16/2029		$32,519	32,669
Hyundai Auto Receivables Trust
4.410% due 05/15/2029		77,000	77,087
4.840% due 03/15/2029		47,181	47,332
5.540% due 10/16/2028		5,628	5,660
LAD Auto Receivables Trust
4.520% due 03/15/2029		9,154	9,163
5.460% due 07/16/2029		5,700	5,735
5.610% due 08/15/2028		2,571	2,576
Lendbuzz Securitization Trust
4.970% due 10/15/2029		8,461	8,464
5.100% due 10/15/2030		6,781	6,787
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		29,458	29,650
Mercedes-Benz Auto Receivables Trust
5.950% due 11/15/2028		7,353	7,409
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029		36,267	36,295
5.280% due 12/15/2028		10,595	10,653
5.930% due 03/15/2028		526	529
Octane Receivables Trust
4.940% due 05/20/2030		6,196	6,212
Oscar U.S. Funding XIII LLC
1.270% due 09/11/2028		235	235
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029		9,300	9,329
4.630% due 12/10/2027		5,506	5,508
PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028		7,096	7,093
4.700% due 06/15/2029		19,301	19,330
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027		22,916	22,936
4.670% due 11/22/2027		21,949	21,980
Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		26,012	26,059
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		7,238	7,241
Santander Bank Auto Credit-Linked Notes
4.911% due 01/18/2033		1,487	1,494
Santander Drive Auto Receivables Trust
4.280% due 01/15/2029		61,850	61,838
4.620% due 11/15/2028		5,260	5,264
4.630% due 10/16/2028		48,127	48,177
4.710% due 06/15/2028		3,955	3,956
4.850% due 01/16/2029		23,691	23,719
5.630% due 01/16/2029		8,647	8,655
SBNA Auto Lease Trust
4.830% due 04/20/2028		25,873	25,928
5.560% due 11/22/2027		15,531	15,551
SBNA Auto Receivables Trust
5.210% due 04/16/2029		12,600	12,637
5.320% due 12/15/2028		4,784	4,789
SCCU Auto Receivables Trust
4.670% due 11/15/2028		13,764	13,779
5.110% due 06/15/2029		25,833	25,910
5.160% due 05/15/2030		36,300	36,552
5.700% due 10/16/2028		5,657	5,675
5.700% due 08/15/2029		12,200	12,314
SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030		34,071	34,125
4.650% due 05/22/2028		3,205	3,206
4.940% due 01/21/2031		3,650	3,674
4.950% due 05/21/2029		7,339	7,360
5.470% due 10/20/2028		712	714
Stellantis Financial Underwritten Enhanced Lease Trust
4.060% due 06/20/2028		64,935	64,939

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Taupe Funding Trust I
5.860% due 01/21/2031		7,814	7,820
5.940% due 01/21/2031		69,065	69,321
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		25,222	25,330
5.380% due 02/20/2029		15,000	15,124
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		53,414	53,455
5.330% due 01/16/2029		25,231	25,397
5.540% due 08/15/2028		2,856	2,875
Tricolor Auto Securitization Trust
6.360% due 12/15/2027 ^(e)		1,669	1,541
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028		2,739	2,748
Westlake Automobile Receivables Trust
4.020% due 09/15/2028		54,800	54,748
4.660% due 09/15/2028		49,270	49,335
4.710% due 04/17/2028		20,867	20,892
5.560% due 02/15/2028		1,967	1,969
World Omni Auto Receivables Trust
4.430% due 12/17/2029		61,464	61,554
5.270% due 09/17/2029		16,605	16,701
5.610% due 02/15/2028		412	412
World Omni Select Auto Trust
4.140% due 05/15/2030		39,271	39,228
4.980% due 02/15/2030		13,523	13,552

			3,191,973

CASINO SERVICES 0.0%
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	70,201	46,164

CMBS OTHER 0.8%
Acore Issuer LLC
5.089% due 08/20/2043 •		$133,800	133,884
ACREC LLC
5.087% due 01/18/2043 •		82,600	82,652
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		88,550	88,660
ACRES LLC
5.256% due 08/18/2040 •		105,559	105,997
BDS LLC
4.921% due 10/17/2042 •		500	500
BRSP Ltd.
5.089% due 08/19/2043 •		150,600	150,882
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		85,850	86,118
Greystone CRE Notes LLC
5.106% due 01/15/2043 •		20,000	20,050
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		104,185	104,462
KREF Ltd.
5.089% due 02/17/2039 •		1,911	1,912
LMNT CRE LLC
5.189% due 07/21/2043 •		136,000	136,192
LRECS LLC
5.139% due 08/19/2043 •		239,200	239,275
MF1 LLC
4.957% due 02/18/2040 •		110,200	110,269
5.087% due 02/18/2043 •		194,700	195,065
PFP Ltd.
5.126% due 12/18/2042 •		4,260	4,279
5.137% due 08/18/2043 •		96,350	96,771
5.444% due 09/17/2039 •		37,815	37,922
Starwood LLC
5.089% due 11/19/2042 •		176,500	176,831

			1,771,721

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028		179,500	178,869
1.970% due 01/15/2029		220,500	217,774

			396,643

HOME EQUITY OTHER 4.3%
Aames Mortgage Investment Trust
4.678% due 10/25/2035 •		9,557	9,187
6.463% due 01/25/2035 •		7,459	6,078
ABFC Trust
4.023% due 01/25/2037 •		38,056	27,294
4.043% due 10/25/2036 •		32,562	28,537
4.043% due 11/25/2036 •		5,709	3,396

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.083% due 11/25/2036 •	12,849	5,173
4.183% due 09/25/2036 •	33,333	29,669
4.263% due 11/25/2036 •	2,396	965
4.423% due 03/25/2035 •	1,673	1,653
4.463% due 06/25/2034 •	1,353	1,321
4.543% due 09/25/2033 •	566	555
4.663% due 02/25/2034 •	1,172	1,200
4.738% due 06/25/2035 •	10,756	10,363
4.763% due 06/25/2037 •	2,121	1,826
4.768% due 03/25/2035 •	1,539	1,421
4.888% due 12/25/2032 •	14	14
5.533% due 12/25/2033 •	4,412	4,663
5.938% due 01/25/2034 •	317	223
6.463% due 07/25/2033 •	276	277
Accredited Mortgage Loan Trust
3.983% due 02/25/2037 •	13,493	13,440
4.033% due 09/25/2036 •	1,486	1,439
4.033% due 02/25/2037 •	5,000	4,809
4.063% due 07/25/2034 •	1,118	1,118
4.633% due 09/25/2035 •	1,378	1,349
4.663% due 10/25/2034 •	9	15
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •	148	56
3.903% due 11/25/2036 •	7,237	2,943
3.943% due 07/25/2036 •	36,758	8,843
4.003% due 11/25/2036 •	26,157	10,637
4.003% due 12/25/2036 •	8,965	3,217
4.003% due 01/25/2037 •	973	589
4.023% due 12/25/2036 •	89,197	46,055
4.043% due 06/25/2036 •	7,920	7,569
4.043% due 07/25/2036 •	39,242	31,829
4.043% due 10/25/2036 •	38,110	18,222
4.043% due 12/25/2036 •	18,794	11,904
4.063% due 04/25/2036 •	2,606	2,552
4.063% due 07/25/2036 •	33,696	9,207
4.103% due 11/25/2036 •	5,826	2,367
4.103% due 01/25/2037 •	1,038	628
4.183% due 04/25/2036 •	13,847	11,090
4.203% due 08/25/2036 •	18,147	17,116
4.203% due 11/25/2036 •	7,824	3,179
4.203% due 12/25/2036 •	7,486	2,317
4.203% due 01/25/2037 •	18,916	3,904
4.203% due 05/25/2037 •	19,402	2,788
4.243% due 07/25/2036 •	17,190	4,905
4.263% due 07/25/2036 •	31,238	7,515
4.263% due 01/25/2037 •	973	589
4.303% due 08/25/2036 •	6,324	5,577
4.423% due 08/25/2035 •	742	739
4.423% due 11/25/2035 •	84	99
4.663% due 09/25/2033 •	874	868
4.663% due 12/25/2034 •	799	734
4.693% due 02/25/2036 •	1,162	1,090
4.723% due 08/25/2035 •	1,738	1,479
4.738% due 06/25/2034 •	5,141	4,908
4.753% due 05/25/2035 •	3,406	2,820
4.768% due 07/25/2035 •	7,465	7,381
4.798% due 06/25/2035 •	4,083	3,967
4.813% due 12/25/2033 •	558	578
4.888% due 04/25/2035 •	3,371	3,105
4.933% due 07/25/2033 •	1,000	949
6.958% due 06/25/2034 •	819	700
Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates
4.888% due 11/25/2033 •	868	831
Aegis Asset-Backed Securities Trust
4.243% due 01/25/2037 •	4,937	3,755
4.408% due 12/25/2035 •	6,632	6,318
4.513% due 03/25/2035 •	8,797	7,874
4.553% due 03/25/2035 •	2,347	1,166
4.763% due 03/25/2035 •	188	181
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.468% due 10/25/2035 •	3,773	3,622
4.663% due 09/25/2034 •	156	198
4.813% due 01/25/2034 •	296	292
5.488% due 10/25/2034 •	2,389	2,658
5.593% due 12/25/2034 •	5,446	4,873
5.863% due 12/25/2034 •	104	13
AFC Home Equity Loan Trust
4.363% due 09/27/2027 •	4	4
4.413% due 09/22/2028 •	3	3
4.643% due 02/25/2029 •	57	56
Ameriquest Mortgage Securities Trust
3.863% due 10/25/2036 •	7,034	2,126
3.923% due 10/25/2036 •	8,890	2,687
3.938% due 10/25/2036 •	2,970	1,668
4.003% due 10/25/2036 •	21,040	6,359

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.894% due 06/25/2033 •	723	716
3.402% due 04/25/2034 •	981	970
3.650% due 05/25/2034 þ	5,525	4,670
4.073% due 11/25/2034 •	10,851	9,742
4.318% due 04/25/2036 •	7,031	6,903
4.423% due 03/25/2036 •	11,988	11,306
4.513% due 01/25/2036 •	2,909	2,882
4.633% due 01/25/2036 •	13,441	13,231
4.678% due 01/25/2035 •	127	136
4.723% due 10/25/2035 •	2,718	2,617
4.738% due 05/25/2035 •	6,331	6,211
4.738% due 07/25/2035 •	9,747	9,530
4.738% due 09/25/2035 •	12,785	12,280
4.783% due 01/25/2035 •	2,072	2,057
4.813% due 05/25/2035 •	4,588	4,334
4.813% due 07/25/2035 •	9,000	8,303
4.858% due 09/25/2034 •	11,111	10,512
4.933% due 03/25/2035 •	6,952	6,486
5.038% due 08/25/2035 •	2,782	2,686
5.323% due 01/25/2035 •	2,184	2,106
5.443% due 01/25/2035 •	5,609	5,233
5.488% due 05/25/2034 •	7,451	7,405
5.488% due 08/25/2035 •	14,800	13,470
5.518% due 10/25/2034 •	1,586	1,529
5.638% due 07/25/2034 •	654	648
5.743% due 05/25/2035 •	1,000	892
5.893% due 05/25/2035 •	6,000	4,990
6.538% due 03/25/2033 •	45	40
7.138% due 11/25/2032 •	983	1,064
7.288% due 11/25/2032 •	3	2
9.013% due 02/25/2033 •	813	789
Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •	5	5
4.588% due 08/25/2031 •	205	226
5.163% due 01/25/2033 •	17	18
5.563% due 07/25/2032 •	3	4
Argent Securities Trust
3.873% due 09/25/2036 •	8,934	2,836
3.943% due 07/25/2036 •	7,746	2,069
4.003% due 09/25/2036 •	3,997	1,269
4.063% due 06/25/2036 •	30,808	8,134
4.063% due 07/25/2036 •	81,391	50,109
4.083% due 05/25/2036 •	5,145	1,210
4.113% due 04/25/2036 •	17,307	9,412
4.123% due 04/25/2036 •	6,356	1,922
4.143% due 03/25/2036 •	12,952	11,905
4.243% due 06/25/2036 •	5,272	1,392
4.243% due 07/25/2036 •	5,063	1,353
4.303% due 05/25/2036 •	14,927	3,510
4.323% due 04/25/2036 •	6,321	1,910
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.812% due 10/25/2034 •	331	331
4.453% due 11/25/2035 •	25,774	23,263
4.523% due 02/25/2036 •	2,542	2,077
4.888% due 11/25/2034 •	462	464
5.563% due 11/25/2034 •	3,311	3,176
5.638% due 11/25/2034 •	2,189	1,968
5.863% due 11/25/2034 •	88	104
Asset-Backed Securities Corp. Home Equity Loan Trust
3.307% due 03/25/2036 •	10,142	9,341
3.576% due 12/25/2036 •	1,174	1,144
3.589% due 01/25/2036 •	17,736	16,457
3.638% due 12/25/2036 •	12,439	11,740
4.053% due 11/25/2036 •	3,895	3,831
4.108% due 11/25/2036 •	35,875	35,814
4.663% due 06/25/2035 •	2,121	2,103
4.723% due 11/25/2035 •	16,330	14,474
4.738% due 10/25/2034 •	3,344	3,396
4.783% due 05/25/2035 •	3,450	3,420
4.783% due 07/25/2035 •	1,552	1,528
4.843% due 04/25/2035 •	3,982	3,670
4.858% due 02/25/2035 •	32	34
4.873% due 07/25/2035 •	3,794	3,494
5.390% due 03/15/2032 •	8	10
5.608% due 05/25/2035 •	7,217	6,776
Basic Asset-Backed Securities Trust
4.333% due 04/25/2036 •	7,124	6,701
Bayview Financial Acquisition Trust
4.292% due 05/28/2037 •	2,604	2,416
Bayview Financial Asset Trust
4.213% due 03/25/2037 •	2,960	3,002
4.563% due 03/25/2037 •	1,538	1,567
4.663% due 03/25/2037 •	1,609	1,641
4.913% due 03/25/2037 •	874	893
5.263% due 03/25/2037 •	810	836

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Bayview Financial Mortgage Pass-Through Trust
4.637% due 04/28/2036 •	2,916	2,912
Bayview Financial Revolving Asset Trust
4.697% due 12/28/2040 •	480	480
Bear Stearns Asset-Backed Securities I Trust
2.141% due 09/25/2034 •	8	8
4.043% due 04/25/2037 •	4,101	4,003
4.063% due 11/25/2036 •	648	635
4.063% due 06/25/2047 •	149	148
4.083% due 08/25/2036 •	2,450	2,402
4.103% due 12/25/2036 •	3,702	3,729
4.243% due 02/25/2037 •	23,551	22,894
4.263% due 01/25/2037 •	7,034	6,929
4.283% due 02/25/2037 •	6,079	6,024
4.303% due 05/25/2036 •	18,719	18,218
4.333% due 04/25/2036 •	10,725	10,617
4.438% due 12/25/2035 •	3,071	3,056
4.463% due 05/25/2037 •	14,775	12,771
4.543% due 12/25/2035 •	14	14
4.713% due 10/25/2037 •	5,420	5,294
4.716% due 11/25/2035 •	18,731	19,434
4.763% due 10/25/2037 •	5,946	5,878
4.768% due 06/25/2035 •	1,828	1,808
4.783% due 04/25/2035 •	2,497	2,479
4.783% due 10/25/2035 •	2,856	2,854
4.813% due 08/25/2037 •	617	560
4.843% due 06/25/2035 •	2,583	2,584
5.158% due 01/25/2035 •	805	813
5.330% due 01/25/2035 •	3,537	3,538
5.363% due 08/25/2037 •	29,266	25,364
5.424% due 12/25/2034 •	11,623	11,670
Bear Stearns Asset-Backed Securities Trust
4.603% due 08/25/2036 •	1,214	1,201
4.663% due 01/25/2047 •	7,171	7,023
4.694% due 02/25/2036 •	5,900	5,803
4.738% due 02/25/2034 •	888	909
4.763% due 11/25/2042 •	223	223
6.388% due 09/25/2035 •	3,377	3,422
Bear Stearns Structured Products, Inc. Trust
5.763% due 03/25/2037 •	1,359	1,335
BNC Mortgage Loan Trust
3.973% due 07/25/2037 •	5,028	4,656
4.045% due 10/25/2036 •	6,778	4,514
4.083% due 11/25/2036 •	214	211
4.383% due 11/25/2036 •	40,973	22,351
C-BASS Mortgage Loan Asset-Backed Certificates
3.303% due 11/25/2035 •	2,526	2,398
C-BASS Trust
3.089% due 01/25/2037 •	447	129
3.155% due 07/25/2036 •	11,429	10,890
3.883% due 11/25/2036 •	56	26
4.043% due 10/25/2036 •	9,638	7,123
4.103% due 04/25/2037 •	1,905	1,130
4.223% due 11/25/2036 •	4,940	2,277
4.243% due 10/25/2036 •	1,677	1,145
4.263% due 04/25/2037 •	15	9
Carrington Mortgage Loan Trust
3.913% due 04/25/2036 •	9,778	9,675
3.923% due 10/25/2036 •	12,284	10,470
3.983% due 01/25/2037 •	23,866	18,832
4.013% due 10/25/2036 •	4,047	3,449
4.023% due 02/25/2037 •	6,975	6,699
4.063% due 08/25/2036 •	3,336	3,259
4.183% due 12/26/2036 •	8,317	7,133
4.303% due 02/25/2036 •	7,984	7,501
4.513% due 10/25/2035 •	541	536
4.528% due 12/25/2035 •	10,000	8,472
4.558% due 09/25/2035 •	683	688
4.753% due 06/25/2035 •	1,950	1,962
4.813% due 05/25/2035 •	2,900	2,829
5.788% due 05/25/2035 •	8,881	8,703
CDC Mortgage Capital Trust
4.678% due 11/25/2034 •	9	13
5.563% due 06/25/2034 •	73	73
Centex Home Equity Loan Trust
4.063% due 01/25/2032 •	13	13
4.223% due 07/25/2032 •	30	28
4.243% due 06/25/2036 •	14,445	14,332
4.363% due 01/25/2034 •	124	137
4.413% due 09/25/2032 •	122	123
4.453% due 03/25/2035 •	544	543
4.483% due 06/25/2034 •	27	27
4.511% due 06/25/2034 •	258	248
4.558% due 06/25/2034 •	66	64
4.588% due 01/25/2035 •	851	844
4.693% due 09/25/2034 •	2,215	2,172

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.723% due 10/25/2035 •	2,083	2,083
4.888% due 03/25/2035 •	791	686
4.963% due 01/25/2035 •	1,291	1,263
5.493% due 03/25/2033 •	54	54
5.563% due 10/25/2035 •	12,568	12,122
6.260% due 09/25/2034 þ	768	753
Chase Funding Loan Acquisition Trust
4.618% due 06/25/2034 •	5,020	4,978
4.835% due 12/25/2032 þ	390	388
Chase Funding Trust
4.263% due 05/25/2032 •	17	17
4.363% due 07/25/2033 •	5	5
4.725% due 05/25/2033	3,596	3,413
5.160% due 03/25/2033 þ	1,171	1,162
CHEC Loan Trust
4.723% due 06/25/2034 •	61	62
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	23,791	24,037
Citicorp Residential Mortgage Trust
4.318% due 11/25/2036 þ	895	882
4.402% due 06/25/2037 þ	11,838	11,650
4.429% due 09/25/2036 þ	14,111	13,663
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •	1,106	802
3.923% due 01/25/2037 •	9,772	7,265
3.933% due 05/25/2037 •	30,901	23,936
3.953% due 05/25/2037 •	28,000	18,992
3.963% due 12/25/2036 •	2,929	2,048
4.023% due 03/25/2037 •	22,679	20,745
4.043% due 12/25/2036 •	2,867	2,816
4.083% due 09/25/2036 •	4,074	3,685
4.083% due 12/25/2036 •	5,943	4,157
4.123% due 01/25/2037 •	58,378	43,408
4.138% due 12/25/2036 •	14,644	14,001
4.168% due 05/25/2037 •	38,635	36,214
4.183% due 12/25/2036 •	3,936	3,916
4.213% due 08/25/2036 •	4,093	4,029
4.263% due 08/25/2036 •	2,373	2,352
4.263% due 01/25/2037 •	19,005	14,128
4.283% due 03/25/2036 •	2,860	2,615
4.363% due 12/25/2035 •	9,656	9,317
4.393% due 02/25/2035 •	956	910
4.438% due 10/25/2035 •	83	83
4.453% due 10/25/2035 •	3,900	3,701
4.468% due 01/25/2036 •	1,030	1,032
4.663% due 09/25/2035 •	6,233	6,051
7.250% due 10/25/2037 þ	10,309	9,827
Citigroup Mortgage Loan Trust, Inc. Asset-Backed Pass-Through Certificates
4.708% due 10/25/2034 •	2,194	2,162
5.338% due 10/25/2034 •	499	443
Countrywide Asset-Backed Certificates
4.053% due 05/25/2047 •	826	798
4.163% due 02/25/2037 •	1,274	1,208
4.198% due 11/25/2036 •	12,826	12,337
4.203% due 07/25/2034 •	2,901	2,857
4.243% due 03/25/2037 •	19,476	18,357
4.243% due 04/25/2037 •	4,435	3,981
4.258% due 03/25/2037 •	17,547	21,110
4.263% due 01/25/2046 •	24,076	22,935
4.443% due 12/25/2036 •	6,461	5,504
4.463% due 12/25/2033 •	268	269
4.663% due 09/25/2034 •	150	148
4.663% due 03/25/2047 •	4,714	3,715
4.813% due 07/25/2033 •	36	36
4.858% due 05/25/2035 •	1,019	1,006
4.963% due 10/25/2035 •	842	841
5.338% due 08/25/2034 •	8,714	8,049
5.788% due 01/25/2035 •	4,674	4,618
Countrywide Asset-Backed Certificates Trust
3.333% due 04/25/2035 •	249	248
3.903% due 08/25/2037 •	50,821	45,251
3.943% due 06/25/2047 •	3,516	3,325
3.953% due 11/25/2037 •	9,343	8,892
3.963% due 06/25/2047 •	15,999	14,115
4.013% due 02/25/2036 •	4,483	4,285
4.013% due 06/25/2047 •	13,869	13,346
4.014% due 01/25/2037 •	5,399	5,364
4.023% due 12/25/2036 •	7,544	7,081
4.023% due 11/25/2037 •	37,190	35,008
4.023% due 04/25/2046 •	16,234	15,359
4.043% due 05/25/2035 •	9,567	9,311
4.043% due 06/25/2035 •	10,753	9,771
4.043% due 02/25/2037 •	13,664	13,200
4.043% due 03/25/2037 •	9,845	9,735
4.043% due 05/25/2037 •	23,422	22,122
4.043% due 06/25/2037 •	12,405	11,602

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.043% due 07/25/2037 •	34,624	31,832
4.043% due 04/25/2047 •	7,785	7,598
4.043% due 06/25/2047 •	33,199	31,006
4.053% due 10/25/2047 •	9,836	8,675
4.098% due 07/25/2034 ~	991	731
4.098% due 08/25/2034 ~	2,442	2,069
4.123% due 11/25/2047 •	15,759	15,218
4.163% due 09/25/2037 •	21,956	20,327
4.163% due 09/25/2047 •	20,387	19,265
4.198% due 02/25/2037 •	15,156	16,228
4.203% due 05/25/2037 •	1,441	1,396
4.203% due 06/25/2037 •	2,350	2,300
4.203% due 09/25/2037 •	3,488	3,802
4.203% due 06/25/2047 •	39,905	37,704
4.203% due 09/25/2047 •	3,957	4,134
4.210% due 10/25/2046 ~	107	112
4.223% due 05/25/2037 •	9,775	9,076
4.223% due 07/25/2037 •	43,407	38,702
4.243% due 09/25/2036 •	14,102	13,363
4.243% due 02/25/2037 •	11,702	11,348
4.243% due 12/25/2046 •	10,325	10,085
4.263% due 04/25/2046 •	1,241	1,213
4.263% due 11/25/2047 •	17,456	16,345
4.283% due 12/25/2036 •	1,810	1,721
4.283% due 09/25/2046 •	9,016	8,624
4.288% due 08/25/2036 •	804	792
4.318% due 04/25/2036 •	1,786	1,781
4.343% due 06/25/2037 •	6,037	5,929
4.403% due 05/25/2047 •	19,696	14,511
4.423% due 08/25/2035 •	3,072	3,033
4.463% due 03/25/2036 •	4,130	3,774
4.468% due 09/25/2035 •	5,219	5,120
4.483% due 08/25/2035 •	8,200	7,607
4.498% due 04/25/2036 •	11,100	11,063
4.503% due 12/25/2034 •	554	546
4.528% due 02/25/2036 •	2,217	2,215
4.543% due 11/25/2034 •	247	242
4.552% due 05/25/2036 •	22,800	21,715
4.603% due 10/25/2047 •	7,165	7,006
4.663% due 11/25/2034 •	224	222
4.663% due 05/25/2036 •	146	145
4.753% due 02/25/2036 •	6,000	5,465
4.813% due 11/25/2034 •	18	27
4.849% due 05/25/2035 •	139	138
4.858% due 04/25/2036 •	11,300	10,997
4.873% due 08/25/2035 •	643	641
4.888% due 11/25/2035 •	2,524	2,502
4.903% due 01/25/2036 •	7,113	7,069
4.933% due 04/25/2036 •	15,462	14,026
4.999% due 08/25/2035 •	3,250	3,140
5.050% due 02/25/2036 ~	3	3
5.115% due 10/25/2035 ~	5,000	4,561
5.270% due 02/25/2035 ~	3,538	3,439
5.413% due 06/25/2035 •	3,746	3,722
5.572% due 11/25/2034 ~	1,737	1,693
5.593% due 12/25/2035 •	9,836	9,121
5.638% due 07/25/2035 •	5,356	5,301
5.713% due 08/25/2035 •	2,000	1,879
6.163% due 10/25/2034 •	570	566
Countrywide Asset-Backed Notes Trust
5.638% due 12/25/2034 •	600	728
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •	3	3
4.358% due 08/25/2032 •	85	80
4.813% due 02/25/2035 •	2,156	2,151
Credit-Based Asset Servicing & Securitization LLC
2.965% due 08/25/2035 •	5,718	5,473
3.112% due 12/25/2035 •	19,631	18,185
3.325% due 10/25/2034 •	1,363	1,296
3.415% due 12/25/2035 •	1,639	1,589
3.819% due 07/25/2037 •	3,881	2,599
3.919% due 07/25/2037 •	3,588	2,403
4.039% due 07/25/2037 •	3,798	2,543
4.678% due 01/25/2034 •	691	761
6.780% due 05/25/2035 þ	1,476	1,348
DFC HEL Trust
5.638% due 12/25/2031 •	1,069	1,011
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ	91,900	92,247
Ellington Loan Acquisition Trust
4.813% due 05/25/2037 •	21,929	21,567
5.263% due 05/25/2037 •	911	903
5.363% due 05/25/2037 •	35,744	32,848
5.863% due 05/25/2037 •	11,250	9,791
EMC Mortgage Loan Trust
4.503% due 05/25/2040 •	22	22

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.863% due 08/25/2040 •	210	210
4.863% due 11/25/2041 •	28	28
Encore Credit Receivables Trust
4.453% due 07/25/2035 •	5,776	5,679
4.663% due 10/25/2035 •	247	247
4.663% due 01/25/2036 •	4,856	4,758
4.723% due 10/25/2035 •	3,862	3,746
EquiFirst Loan Securitization Trust
4.103% due 04/25/2037 •	20,615	19,250
EquiFirst Mortgage Loan Trust
4.768% due 04/25/2035 •	12	12
4.828% due 04/25/2035 •	1,904	1,873
5.488% due 12/25/2034 •	516	513
5.563% due 04/25/2035 •	4,623	4,254
6.238% due 12/25/2034 •	501	482
7.663% due 12/25/2034 •	1,000	914
FBR Securitization Trust
4.468% due 11/25/2035 •	154	152
Fieldstone Mortgage Investment Trust
3.939% due 11/25/2036 •	1,490	988
4.043% due 07/25/2036 •	12,162	9,448
4.143% due 05/25/2036 •	18,911	14,453
4.179% due 11/25/2036 •	8,914	5,910
4.408% due 02/25/2036 •	5,193	4,659
4.933% due 03/25/2035 •	2,014	1,746
6.463% due 02/25/2035 •	4,300	2,809
Finance America Mortgage Loan Trust
4.813% due 09/25/2033 •	52	52
Finance of America Structured Securities Trust
3.500% due 07/25/2075 þ	552,334	542,261
Financial Asset Securities Corp. AAA Trust
4.177% due 02/27/2035 •	1,042	994
First NLC Trust
2.672% due 05/25/2035 •	1,078	0
3.833% due 08/25/2037 •	3,847	1,909
Fremont Home Loan Trust
3.963% due 08/25/2036 •	4,498	1,377
4.023% due 11/25/2036 •	19,799	6,870
4.033% due 10/25/2036 •	7,349	6,659
4.063% due 10/25/2036 •	4,756	1,858
4.083% due 08/25/2036 •	29,823	9,128
4.103% due 02/25/2036 •	3,419	3,344
4.103% due 02/25/2037 •	16,929	5,115
4.203% due 01/25/2037 •	20,812	9,440
4.243% due 08/25/2036 •	7,635	2,337
4.263% due 05/25/2036 •	6,294	4,136
4.303% due 04/25/2036 •	26,248	23,942
4.378% due 11/25/2035 •	2,529	2,299
4.438% due 01/25/2036 •	44,985	38,738
4.633% due 11/25/2034 •	1,712	1,540
4.693% due 06/25/2035 •	1,100	1,032
4.723% due 04/25/2035 •	5,257	4,672
4.768% due 04/25/2035 •	5,106	748
4.813% due 11/25/2034 •	3,533	3,437
4.828% due 06/25/2035 •	1,380	1,367
4.918% due 06/25/2035 •	22,416	19,454
GE-WMC Mortgage Securities Trust
3.843% due 08/25/2036 •	2	1
4.023% due 08/25/2036 •	1,872	1,750
GS Mortgage-Backed Securities Trust
5.358% due 09/25/2056 þ	30,029	30,009
GSAA Home Equity Trust
3.883% due 05/25/2036 •	5,950	1,160
3.903% due 03/25/2036 •	18	6
3.963% due 03/25/2037 •	29,093	7,736
4.003% due 06/25/2036 •	57,521	9,986
4.083% due 06/25/2036 •	33,450	5,822
4.103% due 10/25/2036 •	34,777	7,804
4.103% due 02/25/2037 •	7,586	2,030
4.123% due 03/25/2036 •	18,399	5,745
4.123% due 05/25/2036 •	21,035	4,125
4.123% due 11/25/2036 •	16,245	3,725
4.143% due 03/25/2036 •	11,864	3,775
4.203% due 05/25/2047 •	4,756	2,776
4.223% due 04/25/2047 •	3,141	1,351
4.243% due 06/25/2036 •	2,483	592
4.263% due 01/25/2036 •	4,044	1,250
4.303% due 03/25/2036 •	20,726	9,274
4.403% due 04/25/2047 •	9,647	4,133
4.498% due 06/25/2035 •	1,871	1,869
4.558% due 08/25/2035 •	4,304	4,299
4.738% due 06/25/2034 •	320	320
4.813% due 03/25/2035 •	3,300	3,182
5.344% due 09/25/2035 ~	134	85
5.679% due 09/25/2036 ~	8,754	2,185
5.772% due 11/25/2036 ~	6,686	1,865

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.917% due 03/25/2037 ~	32,689	5,740
6.000% due 11/25/2037	524	251
6.376% due 09/25/2036 þ	7,871	1,960
6.423% due 11/25/2036 þ	19,408	5,412
6.483% due 03/25/2037 þ	9,049	2,403
6.500% due 10/25/2037	4,875	2,584
6.500% due 11/25/2037	12,530	4,277
6.692% due 09/25/2036 þ	8,618	2,144
6.948% due 06/25/2036 þ	17,973	3,872
GSAA Trust
6.720% due 04/25/2034 þ	1,180	1,172
GSAMP Trust
2.436% due 10/25/2036 •	1,493	5
3.853% due 01/25/2037 •	5,605	3,448
3.903% due 12/25/2036 •	590	291
3.923% due 08/25/2036 •	3,891	3,384
3.923% due 11/25/2036 •	848	386
3.943% due 11/25/2035 •	178	12
4.003% due 12/25/2036 •	867	427
4.023% due 12/25/2046 •	4,597	2,417
4.043% due 06/25/2036 •	1,899	1,878
4.043% due 08/25/2036 •	2,862	2,827
4.043% due 11/25/2036 •	52,439	23,798
4.063% due 06/25/2036 •	25,005	13,552
4.063% due 12/25/2036 •	281	280
4.083% due 04/25/2036 •	1,628	1,064
4.103% due 12/25/2036 •	4,588	2,263
4.103% due 01/25/2037 •	708	697
4.163% due 11/25/2036 •	11,589	5,276
4.213% due 06/25/2036 •	7,100	6,208
4.243% due 06/25/2036 •	3,030	1,634
4.243% due 08/25/2036 •	19,400	17,768
4.283% due 02/25/2046 •	385	356
4.303% due 02/25/2036 •	6,059	5,897
4.303% due 03/25/2047 •	10,526	7,766
4.408% due 11/25/2035 •	7,470	7,365
4.423% due 01/25/2036 •	5,285	4,510
4.438% due 11/25/2035 •	42	41
4.503% due 03/25/2047 •	1,795	1,324
4.648% due 07/25/2045 •	6,853	6,546
4.663% due 11/25/2035 •	1,839	1,812
4.708% due 11/25/2035 •	4,016	3,681
4.738% due 03/25/2035 •	2,691	2,612
5.488% due 12/25/2034 •	4,194	4,043
Home Equity Asset Trust
4.063% due 11/25/2036 •	84	83
4.333% due 05/25/2036 •	13,534	13,434
4.363% due 07/25/2036 •	4,425	4,233
4.378% due 04/25/2036 •	165	164
4.423% due 04/25/2036 •	7,063	6,926
4.460% due 10/25/2035 •	1,926	1,908
4.468% due 01/25/2036 •	2,710	2,604
4.468% due 02/25/2036 •	14,725	17,415
4.468% due 04/25/2036 •	10,103	9,978
4.523% due 11/25/2032 •	128	121
4.708% due 11/25/2035 •	5,484	5,385
4.708% due 12/25/2035 •	2,810	2,756
4.828% due 08/25/2035 •	2,610	2,613
4.963% due 07/25/2035 •	3,900	3,860
5.263% due 03/25/2035 •	771	755
5.363% due 03/25/2035 •	1,629	1,577
5.413% due 12/25/2034 •	1,215	1,215
5.963% due 06/25/2034 •	1,590	1,601
6.313% due 03/25/2033 •	3,044	2,939
Home Equity Mortgage Loan Asset-Backed Trust
3.923% due 11/25/2036 •	6,756	6,306
3.953% due 04/25/2037 •	1,085	736
3.983% due 04/25/2037 •	34,281	27,031
4.003% due 11/25/2036 •	7,998	6,676
4.083% due 04/25/2037 •	6,804	6,026
4.083% due 07/25/2037 •	326	180
4.103% due 04/25/2037 •	2,929	2,066
4.143% due 07/25/2037 •	43,138	16,798
4.163% due 07/25/2037 •	13,964	7,705
4.243% due 08/25/2036 •	11,720	10,719
4.323% due 06/25/2036 •	6,896	6,372
4.363% due 03/25/2036 •	16,997	15,354
4.423% due 03/25/2036 •	13,292	12,331
4.513% due 10/25/2035 •	79	78
4.543% due 10/25/2035 •	13,050	12,541
4.828% due 08/25/2035 •	8,950	8,772
HSI Asset Loan Obligation Trust
6.230% due 12/25/2036 þ	11,714	3,570
HSI Asset Securitization Corp. Trust
3.863% due 10/25/2036 •	2,085	704
3.903% due 12/25/2036 •	24,691	21,835

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.983% due 10/25/2036 •	14,428	4,895
4.043% due 10/25/2036 •	4,180	1,097
4.043% due 01/25/2037 •	41,783	32,035
4.083% due 10/25/2036 •	7,354	2,503
4.103% due 12/25/2036 •	25,053	6,036
4.138% due 05/25/2037 •	1,272	1,273
4.143% due 04/25/2037 •	13,103	6,452
4.243% due 10/25/2036 •	1,638	560
4.258% due 02/25/2036 •	3,763	3,677
4.283% due 04/25/2037 •	6,620	3,267
4.288% due 02/25/2036 •	16,250	14,098
4.348% due 12/25/2035 •	4,580	4,414
4.378% due 01/25/2036 •	6,623	6,375
4.543% due 01/25/2036 •	5,700	4,956
IXIS Real Estate Capital Trust
3.823% due 05/25/2037 •	5,018	1,002
3.873% due 05/25/2037 •	9,959	1,988
3.923% due 05/25/2037 •	31,107	6,210
4.063% due 01/25/2037 •	74,012	23,238
4.083% due 08/25/2036 •	56,998	15,301
4.163% due 03/25/2036 •	8,973	4,646
4.283% due 08/25/2036 •	28,939	7,768
4.708% due 02/25/2035 •	207	213
JP Morgan Mortgage Acquisition Corp.
2.750% due 10/25/2035 •	6,100	5,516
4.273% due 02/25/2036 •	1,643	1,627
4.303% due 03/25/2036 •	30,284	28,356
4.348% due 05/25/2035 •	113	112
4.348% due 01/25/2036 •	9,017	9,009
4.408% due 05/25/2035 •	16,317	13,985
4.468% due 09/25/2035 •	2,322	2,339
4.693% due 06/25/2035 •	16,467	15,851
4.738% due 12/25/2035 •	8,591	8,162
4.828% due 06/25/2035 •	11,812	10,108
JP Morgan Mortgage Acquisition Trust
3.701% due 08/25/2036 •	215	215
3.930% due 11/25/2036 •	7,968	7,494
3.983% due 08/25/2036 •	1,879	1,426
3.993% due 05/25/2037 •	18,528	18,226
4.003% due 05/25/2037 •	32,875	30,461
4.033% due 07/25/2036 •	18,293	16,669
4.083% due 03/25/2037 •	244	244
4.168% due 07/25/2036 •	9,450	9,356
4.182% due 11/25/2036 •	1,794	1,879
4.198% due 05/25/2036 •	21,053	19,520
4.243% due 04/25/2036 •	12,235	12,834
4.243% due 08/25/2036 •	15,812	12,043
4.423% due 07/25/2036 •	3,200	3,056
4.558% due 01/25/2037 •	2,350	2,098
6.330% due 07/25/2036 þ	4,665	1,160
6.910% due 07/25/2036 þ	6,652	1,651
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	539,591	533,578
Long Beach Mortgage Loan Trust
3.943% due 09/25/2036 •	9,510	2,270
3.963% due 12/25/2036 •	13,268	4,545
3.983% due 11/25/2036 •	6,460	1,879
4.003% due 08/25/2036 •	5,250	2,093
4.053% due 07/25/2036 •	11,423	8,045
4.063% due 05/25/2036 •	41,360	21,548
4.063% due 06/25/2036 •	51,300	23,984
4.063% due 07/25/2036 •	8,609	3,468
4.063% due 09/25/2036 •	34,489	22,071
4.073% due 08/25/2036 •	23,904	12,596
4.073% due 10/25/2036 •	38,163	21,126
4.083% due 05/25/2036 •	8,217	2,335
4.083% due 08/25/2036 •	52,908	21,089
4.083% due 09/25/2036 •	2,821	675
4.083% due 10/25/2036 •	46,023	14,251
4.083% due 12/25/2036 •	20,465	13,870
4.083% due 05/25/2046 •	5,019	4,741
4.103% due 12/25/2036 •	31,853	10,913
4.143% due 03/25/2046 •	67,129	21,546
4.163% due 01/25/2036 •	10,743	10,393
4.203% due 02/25/2036 •	5,186	5,134
4.203% due 11/25/2036 •	11,659	3,390
4.223% due 12/25/2036 •	21,873	7,493
4.243% due 08/25/2036 •	20,261	8,076
4.283% due 05/25/2036 •	24,993	7,139
4.363% due 01/25/2036 •	27,879	25,192
4.393% due 01/25/2046 •	33,519	32,416
4.543% due 08/25/2035 •	215	213
4.558% due 06/25/2034 •	566	558
4.618% due 07/25/2034 •	1,127	1,137
4.888% due 07/25/2033 •	1,513	1,510
4.963% due 11/25/2034 •	2,801	2,678

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.993% due 06/25/2033 •	1,212	1,277
5.188% due 02/25/2035 •	8,445	7,872
MASTR Asset-Backed Securities Trust
3.863% due 08/25/2036 •	4,563	1,542
3.863% due 10/25/2036 •	36,022	11,349
3.863% due 11/25/2036 •	285	79
3.863% due 01/25/2037 •	38,568	10,570
3.963% due 08/25/2036 •	9,570	2,650
3.963% due 10/25/2036 •	6,755	3,170
3.963% due 11/25/2036 •	12,431	7,260
3.963% due 01/25/2037 •	30,654	8,400
3.983% due 08/25/2036 •	6,268	2,157
4.003% due 10/25/2036 •	29,703	9,383
4.023% due 10/25/2036 •	28,173	12,155
4.053% due 10/25/2036 •	49,125	18,271
4.053% due 01/25/2037 •	24,364	6,127
4.063% due 03/25/2036 •	5,794	3,351
4.063% due 04/25/2036 •	23,846	4,659
4.063% due 08/25/2036 •	45,876	14,102
4.083% due 08/25/2036 •	7,703	2,626
4.083% due 10/25/2036 •	6,008	2,819
4.083% due 01/25/2037 •	33,849	9,275
4.163% due 04/25/2036 •	61,521	8,640
4.183% due 10/25/2036 •	8,051	3,778
4.183% due 11/25/2036 •	17,301	4,800
4.183% due 05/25/2037 •	537	524
4.203% due 11/25/2036 •	2,305	1,346
4.223% due 01/25/2037 •	21,095	5,780
4.243% due 06/25/2036 •	3,625	1,176
4.243% due 08/25/2036 •	47,100	14,763
4.253% due 10/25/2036 •	5,458	2,041
4.283% due 06/25/2036 •	1,348	1,275
4.303% due 02/25/2036 •	8,622	2,996
4.333% due 01/25/2036 •	997	1,003
4.363% due 05/25/2037 •	5,332	4,849
4.378% due 01/25/2036 •	11,914	10,872
4.513% due 03/25/2035 •	6,885	6,509
4.513% due 10/25/2035 •	9,351	9,634
4.738% due 05/25/2035 •	66	77
4.768% due 03/25/2035 •	2,495	2,527
4.813% due 05/25/2035 •	2,000	1,994
4.913% due 08/25/2037 •	15,050	13,350
8.413% due 05/25/2033 •	2,424	2,309
MASTR Specialized Loan Trust
4.283% due 02/25/2036 •	742	733
4.503% due 01/25/2037 •	8,917	3,440
Merrill Lynch First Franklin Mortgage Loan Trust
4.043% due 05/25/2037 •	84,729	51,528
4.043% due 07/25/2037 •	45,912	46,195
4.103% due 04/25/2037 •	32,440	11,613
4.103% due 05/25/2037 •	12,887	9,737
4.123% due 06/25/2037 •	20,677	20,789
4.243% due 05/25/2037 •	22,758	17,252
4.263% due 04/25/2037 •	19,870	7,144
4.403% due 05/25/2037 •	14,220	10,802
5.463% due 10/25/2037 •	24,035	14,710
Merrill Lynch Mortgage Investors Trust
3.817% due 03/25/2037 þ	20,971	3,788
3.883% due 11/25/2037 •	5,540	1,645
3.903% due 04/25/2047 •	7,883	2,946
3.963% due 05/25/2037 •	2,774	317
3.963% due 07/25/2037 •	3,535	704
4.003% due 10/25/2037 •	19,724	2,724
4.043% due 06/25/2037 •	47,261	13,912
4.043% due 11/25/2037 •	13,146	6,234
4.053% due 08/25/2037 •	5,825	5,410
4.063% due 06/25/2037 •	13,675	3,445
4.063% due 08/25/2037 •	1,249	1,247
4.063% due 09/25/2037 •	41,850	11,595
4.063% due 11/25/2037 •	20,813	6,201
4.083% due 03/25/2037 •	4,844	1,194
4.083% due 04/25/2037 •	8,800	3,526
4.083% due 05/25/2037 •	5,210	3,116
4.083% due 07/25/2037 •	2,291	1,296
4.093% due 03/25/2037 •	18,923	5,947
4.133% due 05/25/2037 •	26,991	7,639
4.143% due 04/25/2047 •	22,042	8,238
4.243% due 08/25/2037 •	971	837
4.263% due 03/25/2037 •	23,122	17,847
4.303% due 04/25/2047 •	1,335	499
4.363% due 12/25/2036 •	9,735	9,270
4.363% due 01/25/2037 •	13,074	12,129
4.513% due 09/25/2035 •	1,421	1,402
4.558% due 09/25/2035 •	43	41
4.633% due 05/25/2036 •	13,078	11,384
4.663% due 02/25/2047 •	20,909	12,015

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.693% due 07/25/2035 •	4,762	4,782
4.708% due 02/25/2036 •	1,108	1,105
4.738% due 04/25/2036 •	817	810
4.768% due 06/25/2036 •	2,500	2,082
4.798% due 02/25/2036 •	498	492
4.888% due 08/25/2036 •	402	611
5.608% due 01/25/2035 •	225	220
6.238% due 06/25/2034 •	180	179
7.325% due 04/25/2035 •	260	221
MESA Trust
6.988% due 11/25/2031 •	604	530
Morgan Stanley ABS Capital I, Inc. Trust
3.823% due 05/25/2037 •	4,417	4,056
3.863% due 10/25/2036 •	3,750	1,623
3.863% due 11/25/2036 •	1,379	766
3.873% due 03/25/2037 •	2,563	1,032
3.893% due 10/25/2036 •	12,053	10,853
3.893% due 12/25/2036 •	37,644	23,455
3.893% due 01/25/2037 •	19,339	8,830
3.903% due 10/25/2036 •	32,669	14,145
3.903% due 11/25/2036 •	2,883	1,369
3.903% due 05/25/2037 •	18,512	15,897
3.913% due 10/25/2036 •	13,419	6,958
3.913% due 12/25/2036 •	3,674	1,837
3.923% due 09/25/2036 •	207	86
3.943% due 02/25/2037 •	23,225	7,213
3.943% due 03/25/2037 •	22,827	9,190
3.943% due 05/25/2037 •	19,758	18,137
3.953% due 05/25/2037 •	11,204	8,564
3.963% due 09/25/2036 •	2,455	1,023
3.963% due 02/25/2037 •	7,982	3,490
3.963% due 05/25/2037 •	3,060	1,702
3.983% due 10/25/2036 •	1,157	501
3.983% due 11/25/2036 •	9,620	4,569
3.993% due 10/25/2036 •	7,665	3,973
3.993% due 02/25/2037 •	28,216	8,761
4.013% due 12/25/2036 •	3,966	1,983
4.013% due 03/25/2037 •	37,961	15,283
4.013% due 05/25/2037 •	14,205	13,040
4.023% due 09/25/2036 •	39,651	16,466
4.023% due 02/25/2037 •	19,365	8,462
4.023% due 05/25/2037 •	9,008	6,886
4.043% due 08/25/2036 •	25,080	12,371
4.063% due 06/25/2036 •	4,641	2,265
4.063% due 09/25/2036 •	12,958	4,353
4.083% due 09/25/2036 •	21,801	9,074
4.093% due 02/25/2037 •	6,632	2,898
4.223% due 09/25/2036 •	3,315	1,379
4.258% due 03/25/2036 •	7,151	6,158
4.263% due 04/25/2036 •	10,203	9,855
4.263% due 08/25/2036 •	10,079	4,967
4.303% due 03/25/2036 •	2,860	2,792
4.363% due 12/25/2035 •	15,065	14,263
4.383% due 12/25/2035 •	2,746	2,708
4.423% due 01/25/2035 •	689	699
4.438% due 09/25/2035 •	242	231
4.468% due 02/25/2035 •	49	49
4.503% due 01/25/2034 •	3,761	3,828
4.543% due 01/25/2035 •	2,433	2,486
4.573% due 04/25/2034 •	1,670	1,697
4.588% due 08/25/2034 •	89	87
4.648% due 11/25/2034 •	1,420	1,367
4.663% due 05/25/2034 •	7,581	8,117
4.663% due 08/25/2034 •	9,418	9,987
4.678% due 07/25/2034 •	1,244	1,272
4.678% due 09/25/2034 •	5,841	5,938
4.693% due 07/25/2035 •	1,605	1,581
4.723% due 03/25/2035 •	10,840	10,333
4.738% due 07/25/2034 •	184	201
4.738% due 07/25/2035 •	3,750	3,343
4.798% due 01/25/2035 •	2,114	2,030
4.798% due 03/25/2035 •	2,526	2,314
4.798% due 07/25/2035 •	1,663	1,629
4.823% due 09/25/2034 •	323	343
4.858% due 01/25/2035 •	2,614	2,331
5.013% due 07/25/2037 •	13,693	12,335
7.563% due 02/25/2047 •	20,525	16,848
Morgan Stanley Capital I, Inc. Trust
4.123% due 03/25/2036 •	1,862	1,553
4.303% due 03/25/2036 •	65,586	54,665
4.318% due 01/25/2036 •	15,700	13,461
4.343% due 01/25/2036 •	5,319	5,190
4.343% due 02/25/2036 •	123	123
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.113% due 02/25/2033 •	142	157

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •	2,995	1,415
3.863% due 04/25/2037 •	5,518	2,808
3.903% due 12/25/2036 •	36,809	17,398
3.933% due 04/25/2037 •	7,795	3,966
4.083% due 04/25/2036 •	6,162	4,203
4.113% due 04/25/2037 •	16,413	8,353
4.273% due 02/25/2036 •	560	528
4.283% due 04/25/2036 •	9,395	6,416
4.753% due 05/25/2035 •	2,240	2,221
Morgan Stanley IXIS Real Estate Capital Trust
3.833% due 11/25/2036 •	7,469	2,405
3.873% due 11/25/2036 •	27,709	8,921
3.913% due 11/25/2036 •	1,419	457
3.983% due 11/25/2036 •	18,947	6,100
4.063% due 07/25/2036 •	6,088	2,336
4.223% due 07/25/2036 •	23,691	9,144
Morgan Stanley Mortgage Loan Trust
4.103% due 10/25/2036 •	2,083	573
4.103% due 11/25/2036 •	19,250	3,344
4.318% due 03/25/2036 •	37	26
5.750% due 04/25/2037 ~	2,038	968
6.000% due 02/25/2037 ~	96	90
6.122% due 01/25/2047 þ	72	67
6.254% due 01/25/2047 þ	5,382	2,490
6.263% due 01/25/2047 þ	6,788	1,895
6.419% due 09/25/2046 þ	12,883	2,586
6.465% due 09/25/2046 þ	3,392	1,106
6.604% due 09/25/2046 þ	8,986	1,802
Morgan Stanley Structured Trust
4.063% due 06/25/2037 •	38,935	36,144
Nationstar Home Equity Loan Trust
4.113% due 06/25/2037 •	120	118
4.138% due 06/25/2037 •	2,527	2,258
4.168% due 03/25/2037 •	1,932	1,927
4.183% due 03/25/2037 •	11,347	11,067
4.213% due 03/25/2037 •	8,000	7,344
4.263% due 06/25/2037 •	188	183
4.303% due 09/25/2036 •	20,399	20,188
4.318% due 09/25/2036 •	1,338	1,287
4.378% due 04/25/2037 •	18,542	17,771
4.403% due 04/25/2037 •	987	984
New Century Home Equity Loan Trust
4.123% due 05/25/2036 •	4,888	4,892
4.408% due 12/25/2035 •	4,070	3,926
4.498% due 10/25/2035 •	35,480	31,353
4.503% due 08/25/2034 •	76	74
4.528% due 02/25/2035 •	10,116	9,992
4.543% due 03/25/2035 •	807	805
4.708% due 09/25/2035 •	6,460	6,452
4.738% due 06/25/2035 •	4,529	4,476
4.768% due 07/25/2035 •	5,636	5,640
4.813% due 07/25/2035 •	32,115	32,118
4.828% due 03/25/2035 •	2,853	2,842
4.834% due 11/25/2033 þ	34	31
4.888% due 03/25/2035 •	3,758	3,718
Newcastle Mortgage Securities Trust
3.953% due 04/25/2037 •	9,939	9,660
3.993% due 04/25/2037 •	650	649
4.103% due 04/25/2037 •	14,485	13,785
4.263% due 04/25/2037 •	7,785	6,543
4.483% due 03/25/2036 •	5,500	5,422
4.618% due 03/25/2036 •	16,347	15,812
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.063% due 07/25/2036 •	16,430	15,473
4.243% due 03/25/2036 •	4,014	3,959
4.393% due 02/25/2036 •	1,938	1,765
4.423% due 11/25/2035 •	5,796	5,619
NovaStar Mortgage Funding Trust
2.675% due 06/25/2036 •	1,106	824
3.943% due 09/25/2037 •	23,936	23,084
4.023% due 03/25/2037 •	79,618	52,339
4.103% due 01/25/2037 •	1,059	341
4.453% due 01/25/2036 •	9,905	9,394
4.498% due 01/25/2036 •	11,864	11,404
4.588% due 06/25/2034 •	55	54
4.648% due 01/25/2036 •	3,000	2,585
4.678% due 10/25/2035 •	9,308	9,086
4.933% due 06/25/2035 •	17,280	17,247
OBX Trust
5.192% due 04/25/2056 þ	13,661	13,600
Option One Mortgage Loan Trust
3.883% due 03/25/2037 •	604	589
3.893% due 07/25/2037 •	3,322	2,244
3.943% due 04/25/2037 •	19,508	10,996
3.943% due 07/25/2037 •	3,901	2,635

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

3.953% due 07/25/2037 •	770	693
3.963% due 07/25/2036 •	6,975	4,140
3.983% due 04/25/2037 •	92,942	65,849
4.003% due 04/25/2037 •	6,317	3,378
4.043% due 01/25/2037 •	25,280	15,890
4.043% due 02/25/2037 •	27,395	15,055
4.043% due 03/25/2037 •	48,521	29,086
4.063% due 03/25/2037 •	35,278	17,047
4.073% due 04/25/2037 •	2,752	1,574
4.103% due 05/25/2037 •	5,708	3,056
4.203% due 05/25/2037 •	85,084	51,374
4.263% due 03/25/2037 •	4,354	2,104
4.333% due 01/25/2036 •	54,206	43,740
4.363% due 05/25/2037 •	6,529	3,495
4.558% due 05/25/2034 •	1,498	1,531
4.633% due 05/25/2035 •	3,941	3,501
4.663% due 01/25/2034 •	8,295	7,844
4.693% due 08/25/2035 •	9,540	8,447
Option One Mortgage Loan Trust Asset-Backed Certificates
4.393% due 12/25/2035 •	1,844	1,802
4.423% due 12/25/2035 •	8,709	7,747
4.453% due 11/25/2035 •	6,421	6,232
4.498% due 11/25/2035 •	5,889	5,229
4.618% due 10/25/2032 •	908	1,123
Ownit Mortgage Loan Trust
3.148% due 10/25/2035 þ	5,566	3,047
4.043% due 10/25/2037 •	6,588	7,444
4.063% due 07/25/2037 •	13,017	12,125
4.258% due 03/25/2037 •	9,246	9,924
4.283% due 07/25/2037 •	6,038	5,625
4.438% due 06/25/2036 •	4,402	3,882
4.663% due 10/25/2036 •	5,033	4,996
4.783% due 03/25/2036 •	2,985	2,617
5.563% due 07/25/2035 •	46	46
Park Place Securities, Inc.
4.708% due 09/25/2035 •	4,000	3,611
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.498% due 08/25/2035 •	32	32
4.498% due 09/25/2035 •	668	662
4.543% due 08/25/2035 •	4,000	3,824
4.588% due 07/25/2035 •	14,418	13,931
4.693% due 05/25/2035 •	20,748	19,842
4.738% due 07/25/2035 •	21,655	19,068
4.768% due 06/25/2035 •	7,771	7,633
4.798% due 05/25/2035 •	4,784	3,992
4.813% due 10/25/2034 •	1,371	1,362
4.813% due 06/25/2035 •	4,641	4,172
4.933% due 03/25/2035 •	17,052	16,097
5.083% due 01/25/2036 •	4,930	4,749
5.338% due 02/25/2035 •	6,576	6,520
5.488% due 02/25/2035 •	3,247	3,047
5.533% due 10/25/2034 •	17,186	16,378
5.563% due 09/25/2034 •	2,610	2,571
5.563% due 12/25/2034 •	10,973	10,938
5.638% due 10/25/2034 •	3,846	3,392
5.638% due 12/25/2034 •	8,426	8,052
5.713% due 02/25/2035 •	17,714	14,718
5.863% due 09/25/2034 •	3,062	2,774
People’s Choice Home Loan Securities Trust
5.488% due 10/25/2034 •	4,024	3,670
People’s Financial Realty Mortgage Securities Trust
3.893% due 09/25/2036 •	27,453	4,764
3.903% due 09/25/2036 •	24,143	5,592
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •	1,429	1,360
4.303% due 05/25/2036 •	2,105	2,025
4.383% due 06/25/2047 •	6,695	6,264
4.633% due 02/25/2036 •	966	924
5.917% due 04/25/2035 þ	523	520
Quest Trust
7.138% due 03/25/2035 •	5,985	5,063
RAAC Trust
4.263% due 02/25/2037 •	2,341	2,287
4.463% due 11/25/2046 •	905	847
4.523% due 10/25/2046 •	4,744	4,680
4.738% due 02/25/2046 •	15,945	15,835
5.413% due 05/25/2039 •	911	937
RASC Trust
3.903% due 02/25/2037 •	5,562	5,403
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	65,042	64,318
4.827% due 01/25/2056 þ	29,584	29,228
4.894% due 11/25/2055 þ	133,939	132,484
4.966% due 11/25/2055 þ	44,199	43,929
5.158% due 10/25/2044 þ	17,659	17,617
5.248% due 05/25/2056 þ	74,608	74,386

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

5.321% due 06/25/2056 þ	144,700	144,831
5.344% due 09/25/2044 þ	15,530	15,531
5.472% due 06/25/2055 þ	53,145	53,224
5.553% due 03/25/2055 þ	33,451	33,606
5.582% due 12/25/2044 þ	29,458	29,537
5.653% due 01/25/2045 þ	30,253	30,379
5.846% due 08/25/2044 þ	28,629	28,733
6.025% due 02/25/2044 ~	6,178	6,194
6.141% due 04/25/2044 ~	32,382	32,539
6.147% due 06/25/2044 þ	40,881	41,069
6.808% due 09/25/2043 ~	4,794	4,802
Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •	464	431
5.512% due 04/25/2037 þ	6,555	1,531
5.580% due 11/25/2036 þ	12,329	3,658
5.612% due 04/25/2037 þ	853	203
5.675% due 06/25/2037 þ	3,891	895
5.731% due 11/25/2036 þ	548	167
5.744% due 06/25/2037 þ	137,503	32,031
5.761% due 04/25/2037 þ	2,781	680
5.797% due 08/25/2036 þ	662	217
5.812% due 11/25/2036 þ	9,025	2,789
5.879% due 06/25/2037 þ	8,523	2,034
5.893% due 06/25/2037 þ	6,639	1,588
5.906% due 06/25/2037 þ	23,928	5,738
6.011% due 05/25/2036 þ	9,006	3,995
6.115% due 08/25/2036 þ	17,329	5,993
6.120% due 11/25/2036 þ	683	222
6.203% due 06/25/2037 þ	38,172	9,800
6.566% due 02/25/2036 þ	269	232
7.750% due 09/25/2037 þ	28,316	10,595
Residential Asset Mortgage Products Trust
3.891% due 12/25/2035 •	17,331	15,868
4.108% due 12/25/2036 •	15,000	14,348
4.203% due 12/25/2035 •	14,331	13,255
4.303% due 02/25/2036 •	1,048	1,007
4.408% due 02/25/2036 •	1,755	1,714
4.513% due 04/25/2034 •	1,749	1,743
4.633% due 04/25/2034 •	553	553
4.633% due 10/25/2035 •	10,564	10,280
4.648% due 11/25/2035 •	7,000	6,561
4.708% due 09/25/2035 •	6,481	6,402
4.708% due 10/25/2035 •	700	612
4.813% due 08/25/2035 •	707	703
4.828% due 07/25/2035 •	3,935	3,908
5.338% due 04/25/2034 •	1,519	1,528
5.443% due 08/25/2035 •	12,534	11,834
5.743% due 04/25/2034 •	2,821	2,860
Residential Asset Securities Corporation Trust
3.983% due 02/25/2037 •	4,816	4,662
4.003% due 10/25/2036 •	14,377	14,065
4.013% due 11/25/2036 •	55,497	47,741
4.043% due 07/25/2036 •	13,049	12,808
4.043% due 09/25/2036 •	617	614
4.103% due 11/25/2036 •	5,424	5,121
4.183% due 04/25/2037 •	3,479	3,417
4.203% due 01/25/2037 •	3,439	3,372
4.273% due 04/25/2036 •	23,954	22,387
4.283% due 07/25/2036 •	8,277	7,535
4.303% due 07/25/2036 •	17,830	15,959
4.323% due 04/25/2036 •	1,072	1,071
4.363% due 02/25/2036 •	2,853	2,830
4.378% due 11/25/2035 •	12,185	11,685
4.393% due 02/25/2036 •	5,231	5,134
4.423% due 10/25/2035 •	7,761	7,529
4.443% due 04/25/2037 •	24,197	23,449
4.443% due 05/25/2037 •	176	175
4.468% due 09/25/2035 •	5,509	5,190
4.468% due 11/25/2035 •	176	173
4.483% due 01/25/2036 •	1,172	1,165
4.513% due 04/25/2034 •	778	763
4.603% due 09/25/2034 •	384	371
4.633% due 11/25/2035 •	10,475	9,359
4.648% due 12/25/2035 •	1,516	1,372
4.663% due 11/25/2035 •	5,210	5,099
4.723% due 08/25/2035 •	1,260	1,257
4.798% due 08/25/2035 •	4,230	4,124
5.008% due 03/25/2035 •	530	528
5.488% due 11/25/2034 •	3	3
5.488% due 08/25/2035 •	4,551	4,414
5.563% due 01/25/2034 •	1,938	1,986
5.563% due 04/25/2035 •	1,982	1,918
5.713% due 11/25/2034 •	802	802
5.980% due 09/25/2034 ~	895	832
6.238% due 11/25/2034 •	1,948	1,958

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Saxon Asset Securities Trust
1.388% due 11/25/2035 •	12,760	9,816
1.661% due 05/25/2035 •	1,658	1,375
3.500% due 03/25/2031 •	142	113
3.776% due 12/25/2033 •	974	937
3.943% due 05/25/2037 •	20,268	14,631
4.073% due 09/25/2037 •	5,818	5,661
4.253% due 09/25/2047 •	4,148	3,624
4.438% due 11/25/2037 •	5,575	5,451
4.483% due 11/25/2037 •	4,873	4,318
4.693% due 11/25/2037 •	5,436	4,582
4.738% due 12/26/2034 •	186	174
5.513% due 12/25/2037 •	4,615	4,082
8.638% due 12/26/2034 •	532	65
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •	435	88
3.963% due 07/25/2036 •	18,638	7,014
4.023% due 12/25/2036 •	5,190	4,822
4.043% due 06/25/2036 •	6,408	4,372
4.043% due 07/25/2036 •	9,083	7,909
4.063% due 07/25/2036 •	18,592	6,996
4.063% due 09/25/2036 •	3,633	1,177
4.083% due 07/25/2036 •	4,876	1,549
4.083% due 12/25/2036 •	28,034	5,687
4.163% due 12/25/2036 •	63,539	22,563
4.213% due 02/25/2037 •	30,653	28,243
4.243% due 07/25/2036 •	3,402	1,280
4.263% due 06/25/2036 •	14,504	9,895
4.408% due 10/25/2035 •	2,919	2,429
4.438% due 01/25/2035 •	662	611
4.438% due 10/25/2035 •	816	802
4.483% due 10/25/2035 •	963	869
SG Mortgage Securities Trust
4.043% due 10/25/2036 •	12,054	11,166
4.083% due 07/25/2036 •	8,375	1,709
4.223% due 07/25/2036 •	7,837	1,605
4.303% due 02/25/2036 •	1,127	551
4.468% due 10/25/2035 •	2,000	1,895
Soundview Home Loan Trust
3.761% due 04/25/2035 •	464	447
3.843% due 06/25/2037 •	3,543	2,460
3.913% due 06/25/2037 •	9,847	6,837
3.933% due 07/25/2037 •	1,203	1,055
3.933% due 08/25/2037 •	7,248	6,359
3.963% due 06/25/2037 •	114,654	81,582
3.973% due 06/25/2037 •	14,516	10,079
3.983% due 01/25/2037 •	529	384
3.983% due 02/25/2037 •	177	47
4.043% due 06/25/2037 •	4,338	3,012
4.063% due 03/25/2037 •	6,758	6,374
4.083% due 01/25/2037 •	26,728	19,404
4.103% due 11/25/2036 •	57,735	15,086
4.168% due 12/25/2036 •	7,184	7,062
4.223% due 06/25/2036 •	2,748	2,669
4.228% due 02/25/2036 •	9,298	8,728
4.228% due 06/25/2036 •	1,203	1,086
4.243% due 07/25/2036 •	8,305	7,707
4.243% due 01/25/2037 •	11,632	8,445
4.263% due 10/25/2036 •	16,479	15,927
4.263% due 11/25/2036 •	5,579	5,363
4.280% due 03/25/2036 •	854	767
4.318% due 03/25/2036 •	13,133	12,923
4.363% due 01/25/2037 •	13,157	12,856
4.453% due 12/25/2035 •	6,557	6,145
4.503% due 02/25/2037 •	18,821	5,051
4.513% due 06/25/2035 •	17,178	15,605
4.513% due 03/25/2036 •	224	222
4.618% due 01/25/2035 •	94	82
4.663% due 10/25/2037 •	1,608	1,281
4.713% due 09/25/2037 •	2,728	2,326
4.738% due 08/25/2035 •	8,802	6,832
4.738% due 11/25/2035 •	3,431	3,378
4.798% due 05/25/2035 •	2,875	2,876
4.843% due 07/25/2035 •	361	360
Structured Asset Investment Loan Trust
4.023% due 07/25/2036 •	24,924	18,316
4.043% due 06/25/2036 •	7,615	7,396
4.108% due 07/25/2036 •	29,183	16,677
4.363% due 01/25/2036 •	110	110
4.378% due 01/25/2036 •	42,099	35,725
4.383% due 01/25/2036 •	27,034	25,504
4.393% due 11/25/2035 •	7,218	7,122
4.483% due 04/25/2033 •	38	44
4.483% due 04/25/2035 •	59	59
4.483% due 07/25/2035 •	10,408	9,952
4.483% due 10/25/2035 •	11,502	11,330

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.498% due 09/25/2035 •	17,081	15,724
4.513% due 07/25/2035 •	1,760	1,745
4.528% due 08/25/2035 •	9,480	9,248
4.543% due 02/25/2035 •	3,109	3,066
4.543% due 03/25/2035 •	5,731	5,565
4.588% due 05/25/2034 •	197	190
4.663% due 04/25/2035 •	17,440	16,613
4.693% due 09/25/2034 •	229	200
4.693% due 06/25/2035 •	1,055	1,032
4.713% due 07/25/2033 •	485	473
4.713% due 08/25/2033 •	2,164	2,107
4.738% due 01/25/2035 •	5,004	4,799
4.738% due 05/25/2035 •	25,492	24,295
4.843% due 05/25/2035 •	1,124	750
4.888% due 07/25/2033 •	199	199
5.038% due 11/25/2034 •	5,203	5,557
5.038% due 12/25/2034 •	507	501
5.263% due 11/25/2034 •	850	1,023
5.488% due 10/25/2034 •	2,171	2,159
5.488% due 11/25/2034 •	1,948	2,131
6.088% due 11/25/2034 •	96	108
6.388% due 08/25/2033 •	2	2
6.538% due 10/25/2033 •	96	117
6.763% due 06/25/2033 •	2,235	2,343
6.763% due 11/25/2034 •	2,222	2,203
6.913% due 08/25/2033 •	1,046	963
Structured Asset Securities Corp.
4.468% due 02/25/2035 •	2,511	2,545
4.513% due 02/25/2035 •	2,425	2,314
4.526% due 02/25/2035 •	4,793	5,159
Structured Asset Securities Corp. Mortgage Loan Trust
3.903% due 08/25/2046 •	11,841	11,407
3.913% due 09/25/2036 •	2,502	2,453
3.923% due 03/25/2036 •	8,652	8,375
3.983% due 10/25/2037 •	31,078	19,445
3.993% due 05/25/2047 •	1,063	1,049
4.023% due 05/25/2036 •	4,949	4,888
4.063% due 03/25/2037 •	14,993	10,073
4.073% due 08/25/2046 •	2,907	2,696
4.083% due 04/25/2036 •	1,201	1,198
4.083% due 01/25/2037 •	10,908	10,498
4.123% due 03/25/2037 •	3,298	1,161
4.183% due 02/25/2037 •	2,274	2,240
4.198% due 07/25/2036 •	42,474	42,876
4.198% due 09/25/2036 •	40,918	40,179
4.223% due 01/25/2037 •	33,226	19,006
4.243% due 01/25/2037 •	3,946	3,783
4.263% due 03/25/2037 •	14,336	5,049
4.263% due 11/25/2037 •	5,750	5,416
4.288% due 07/25/2036 •	2,127	2,059
4.303% due 04/25/2036 •	3,620	3,560
4.333% due 10/25/2036 •	2,318	2,305
4.363% due 01/25/2037 •	11,065	9,148
4.363% due 03/25/2037 •	4,937	1,738
4.383% due 05/25/2036 •	15,915	15,688
4.383% due 02/25/2037 •	1,568	1,524
4.438% due 04/25/2035 •	4,165	4,308
4.438% due 06/25/2035 •	1,998	1,970
4.468% due 02/25/2036 •	5,505	5,493
4.558% due 02/25/2036 •	4,889	4,818
4.663% due 05/25/2035 •	447	447
4.708% due 05/25/2035 •	115	115
4.738% due 05/25/2035 •	7,727	7,542
4.753% due 05/25/2035 •	444	439
4.768% due 11/25/2035 •	349	349
4.813% due 05/25/2035 •	4,070	3,735
4.863% due 10/25/2037 •	83,170	35,820
4.933% due 02/25/2035 •	234	220
5.413% due 05/25/2035 •	35	35
5.863% due 11/25/2035 •	3,000	2,982
6.388% due 11/25/2035 •	3,197	3,178
7.138% due 08/25/2037 •	22,510	21,090
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.588% due 01/25/2035 •	663	704
Structured Asset Securities Corp. Trust
4.303% due 05/25/2031 •	2,321	1,582
4.453% due 09/25/2035 •	5,455	5,236
5.840% due 05/25/2031 ~	4,103	2,818
Terwin Mortgage Trust
4.103% due 07/25/2037 •	1,136	1,114
4.303% due 07/25/2037 •	4,960	4,563
4.303% due 08/25/2037 •	17,060	7,385
4.383% due 04/25/2037 •	11,370	11,066
4.563% due 09/25/2036 •	8,677	2,972
4.738% due 07/25/2035 •	5,834	4,453
4.963% due 04/25/2036 •	1,715	1,712

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.013% due 10/25/2038 •	486	486
Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	22,724	22,420
5.091% due 10/25/2065 þ	45,770	45,392
5.278% due 08/25/2065 þ	56,003	55,902
5.348% due 07/25/2065 þ	22,278	22,239
5.725% due 11/25/2064 þ	24,414	24,518
5.848% due 01/25/2064 ~	20,672	20,700
6.125% due 02/25/2064 ~	11,956	11,990
6.290% due 05/25/2064 ~	38,970	39,215
Wachovia Mortgage Loan Trust LLC
4.453% due 10/25/2035 •	3,163	2,914
WaMu Asset-Backed Certificates Trust
3.933% due 07/25/2047 •	10,514	6,157
3.983% due 04/25/2037 •	39	14
3.988% due 05/25/2037 •	23,569	22,482
4.003% due 05/25/2037 •	16,056	14,540
4.013% due 05/25/2037 •	12,480	11,307
4.063% due 01/25/2037 •	26,405	23,190
Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •	113	39
3.903% due 10/25/2036 •	11,357	3,962
4.063% due 05/25/2036 •	8,121	6,497
4.243% due 08/25/2036 •	8,022	5,149
Wells Fargo Home Equity Asset-Backed Securities Trust
4.198% due 07/25/2036 •	908	907
4.223% due 04/25/2037 •	3,670	3,619
4.243% due 07/25/2036 •	6,795	6,666
4.273% due 05/25/2036 •	2,513	2,503
4.318% due 05/25/2036 •	3,440	3,345
4.363% due 04/25/2037 •	5,000	3,710
5.488% due 11/25/2035 •	98	98
6.313% due 11/25/2035 •	12,883	12,578

		9,882,720

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
3.983% due 01/25/2037 •	8,599	4,775
4.083% due 01/25/2037 •	48,265	26,799
4.203% due 01/25/2037 •	28,837	16,010
BNC Mortgage Loan Trust
3.735% due 10/25/2036 •	28,000	17,639
C-BASS Trust
3.089% due 01/25/2037 þ	25,539	6,897
Countrywide Asset-Backed Certificates Trust
5.989% due 10/25/2046 ~	3	4
Credit-Based Asset Servicing & Securitization LLC
3.112% due 12/25/2035 þ	3,484	3,451
JP Morgan Mortgage Acquisition Trust
3.863% due 03/25/2047 •	89	60
3.930% due 11/25/2036 •	3,398	3,154
3.945% due 07/25/2036 •	673	672
4.071% due 10/25/2030 þ	2,900	1,399
4.071% due 01/25/2037 þ	497	240
Morgan Stanley Mortgage Loan Trust
3.943% due 02/25/2037 •	2,727	507
4.063% due 02/25/2037 •	3,246	603
4.223% due 02/25/2037 •	2,686	500
4.243% due 04/25/2037 •	49,616	13,111
4.483% due 04/25/2037 •	7,095	1,876
New Century Home Equity Loan Trust
4.834% due 11/25/2033 ~	3	3
Saxon Asset Securities Trust
4.243% due 10/25/2046 •	2,734	2,443
Structured Asset Investment Loan Trust
4.283% due 05/25/2036 •	13,649	5,311
4.363% due 03/25/2036 •	9,926	5,207
Structured Asset Securities Corp. Mortgage Loan Trust
4.243% due 01/25/2037 •	14,318	9,111
4.363% due 12/25/2035 •	9,908	9,194
4.383% due 12/25/2036 •	38,715	23,458
5.863% due 08/25/2037 •	5,659	5,628
Structured Asset Securities Corp. Pass-Through Certificates
3.450% due 02/25/2032	40	5
Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	35,584	35,309
5.302% due 06/20/2066 þ	45,600	45,718
Wells Fargo Home Equity Asset-Backed Securities Trust
4.183% due 03/25/2037 •	172	171

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.403% due 03/25/2037 •	5,871	5,503

		244,758

MANUFACTURING HOUSE ABS OTHER 0.0%
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	2,786	2,794
BankAmerica Manufactured Housing Contract Trust
6.476% due 12/31/2049	5,000	277
BCMSC Trust
7.935% due 12/15/2030 ~	1,207	1,229
Conseco Finance Corp.
7.220% due 03/15/2028 ~	7	8
Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	7,260	776
GreenPoint Manufactured Housing
7.228% due 06/08/2031 •	2,883	2,871

		7,955

MANUFACTURING HOUSE SEQUENTIAL 0.0%
BCMSC Trust
7.575% due 06/15/2030 ~	16,139	772
Cascade MH Asset Trust
5.695% due 11/25/2056 ~	4,859	4,899
Conseco Finance Corp.
7.860% due 03/01/2030 ~	11,007	2,366
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	48,949	10,545
7.490% due 07/01/2031 þ	4,298	4,347
7.770% due 09/01/2031 þ	2,196	2,225
7.960% due 05/01/2031	21,173	3,468
7.970% due 05/01/2032	7,164	780
8.200% due 05/01/2031	29,477	5,017
8.260% due 12/01/2030 ~	74,286	10,883
8.310% due 05/01/2032 ~	40,754	4,789
8.850% due 12/01/2030 ~	1,831	192
Mid-State Trust XI
4.864% due 07/15/2038	44	45
Newcastle Investment Trust
8.114% due 05/01/2033 ~	26,314	25,836
Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049	2,929	267

		76,431

WHOLE LOAN COLLATERAL 0.9%
Bear Stearns Asset-Backed Securities I Trust
4.063% due 02/25/2037 •	20,151	16,062
4.163% due 12/25/2034 •	556	495
4.223% due 04/25/2036 •	3,770	4,145
4.263% due 05/25/2036 •	23,099	5,122
4.288% due 04/25/2035 •	367	350
4.363% due 12/25/2035 •	2,429	1,109
5.250% due 06/25/2034 þ	1,102	1,067
5.500% due 06/25/2034 þ	118	114
5.500% due 08/25/2035 ~	2,295	1,274
5.750% due 10/25/2034 þ	1,411	1,356
6.000% due 10/25/2035 þ	4,374	2,530
6.750% due 12/25/2036 þ	849	984
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •	1,924	1,814
4.769% due 10/25/2036 ~	26	13
4.794% due 07/25/2036 •	507	453
4.863% due 10/25/2033 •	8	9
4.943% due 01/25/2034 •	1,825	1,419
5.125% due 03/25/2034 þ	66	163
5.500% due 01/25/2034 þ	2,956	2,429
5.750% due 10/25/2033 þ	17	22
5.750% due 01/25/2034 þ	2,567	2,109
6.000% due 08/25/2036	1,708	1,696
6.013% due 04/25/2036 •	3,268	3,437
6.500% due 08/25/2036	3,103	830
Bravo Mortgage Asset Trust
4.363% due 07/25/2036 •	21,095	19,284
Citigroup Mortgage Loan Trust, Inc.
4.163% due 11/25/2046 •	5,212	5,157
4.183% due 06/25/2037 •	6,302	5,804
4.213% due 01/25/2037 •	2,500	2,401
4.243% due 11/25/2036 •	2,500	2,391
4.438% due 03/25/2037 •	14,293	14,228
4.463% due 11/25/2046 •	12,375	10,751
5.263% due 07/25/2037 •	8,380	8,326
5.749% due 08/25/2035 þ	12	11
5.830% due 11/25/2034 þ	1,443	1,443
6.485% due 05/25/2036 þ	10,604	3,661

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.582% due 03/25/2036 þ	1,672	749
Countrywide Asset-Backed Certificates
4.443% due 03/25/2036 •	22,879	20,476
Countrywide Asset-Backed Certificates Trust
4.243% due 04/25/2036 •	5,711	5,295
First Franklin Mortgage Loan Trust
3.868% due 09/25/2036 •	4,653	4,405
3.878% due 07/25/2036 •	181	174
3.883% due 11/25/2036 •	11,771	11,096
3.913% due 12/25/2036 •	6,076	5,293
4.043% due 12/25/2036 •	4,482	1,733
4.043% due 03/25/2037 •	18,554	9,853
4.063% due 05/25/2036 •	657	654
4.063% due 08/25/2036 •	17,073	16,346
4.073% due 09/25/2036 •	24,124	22,782
4.073% due 11/25/2036 •	3,895	3,441
4.083% due 12/25/2037 •	12,366	11,495
4.143% due 02/25/2036 •	9,090	8,608
4.183% due 12/25/2037 •	9,858	9,159
4.184% due 04/25/2035 •	2,291	2,212
4.198% due 04/25/2036 •	9,023	8,777
4.203% due 01/25/2038 •	256	140
4.223% due 07/25/2036 •	10,593	10,343
4.303% due 03/25/2036 •	15,262	14,851
4.333% due 02/25/2036 •	21,019	19,809
4.468% due 11/25/2036 •	5,045	4,924
4.483% due 11/25/2035 •	15,050	14,025
4.543% due 06/25/2036 •	6,866	6,673
4.573% due 10/25/2035 •	5,406	6,646
4.588% due 05/25/2034 •	1,546	1,530
4.663% due 07/25/2035 •	3,289	3,270
4.708% due 09/25/2035 •	9,552	9,041
4.713% due 07/25/2033 •	1,828	1,824
4.738% due 05/25/2035 •	9,263	8,975
4.768% due 09/25/2035 •	29,565	28,910
4.888% due 12/25/2034 •	156	187
4.948% due 12/25/2034 •	2,042	2,087
5.188% due 10/25/2034 •	608	613
5.263% due 03/25/2034 •	211	210
5.473% due 05/25/2034 •	60	59
5.563% due 09/25/2034 •	581	646
5.638% due 07/25/2034 •	785	791
6.238% due 03/25/2034 •	1,398	1,358
GSAMP Trust
3.485% due 11/25/2034 •	986	958
IndyMac INDB Mortgage Loan Trust
4.083% due 07/25/2036 •	25,151	7,630
Lehman XS Trust
3.933% due 02/25/2037 •	19,590	17,267
3.943% due 02/25/2037 •	10,271	10,084
4.083% due 05/25/2036 •	11,805	10,703
4.223% due 02/25/2037 •	7,182	5,980
4.283% due 11/25/2035 •	1,174	971
4.323% due 05/25/2036 •	1,295	1,312
4.513% due 10/25/2035 •	304	374
4.523% due 11/25/2035 •	3,821	3,172
4.961% due 01/25/2036 þ	4,029	3,612
5.735% due 11/25/2035 •	3,040	1,793
6.640% due 04/25/2036 þ	4,881	4,814
7.000% due 02/25/2037 ~	1,728	1,807
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.783% due 07/25/2035 •	6,091	6,076
4.813% due 04/25/2035 •	625	625
Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	70,612	70,035
5.074% due 02/25/2056 þ	41,794	41,498
5.180% due 01/25/2056 þ	110,415	109,573
5.184% due 11/25/2055 þ	160,524	158,979
5.193% due 10/25/2055 þ	123,526	123,688
5.265% due 12/25/2055 þ	121,774	120,590
5.342% due 12/25/2055 þ	157,027	155,966
5.391% due 08/25/2055 þ	46,603	46,656
5.510% due 04/25/2056 þ	109,141	108,931
5.657% due 07/25/2055 þ	36,536	36,584
5.668% due 06/25/2066 þ	47,102	47,162
5.693% due 05/25/2056 þ	39,972	39,966
5.710% due 04/25/2056 þ	31,048	31,077
5.732% due 08/25/2055 þ	24,610	24,649
5.744% due 06/25/2055 þ	26,281	26,323
5.770% due 07/25/2056 þ(c)	58,700	58,865
PRPM LLC
6.299% due 06/25/2031 þ	79,700	79,858
RAAC Trust
4.363% due 09/25/2045 •	726	718
5.263% due 09/25/2047 •	5,561	5,663

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

RAMP Trust
4.663% due 09/25/2035 •	3,000	2,658
RCO X Mortgage LLC
5.418% due 10/25/2030 þ	79,428	79,065
Residential Asset Mortgage Products Trust
4.113% due 08/25/2036 •	11,221	11,108
4.113% due 10/25/2036 •	1,383	1,360
4.153% due 02/25/2037 •	13,613	13,083
4.288% due 07/25/2036 •	5,894	5,789
4.533% due 02/25/2035 •	4,710	4,708
4.573% due 07/25/2035 •	5,856	5,770
4.613% due 02/25/2035 •	466	407
4.633% due 02/25/2034 •	89	92
4.707% due 12/25/2034 •	535	495
4.753% due 10/25/2033 •	988	987
4.843% due 03/25/2035 •	5,935	5,926
4.858% due 05/25/2035 •	4,750	4,968
4.888% due 06/25/2035 •	2,081	2,043
4.963% due 01/25/2035 •	3,345	3,257
4.964% due 04/25/2034 •	3,683	3,349
5.168% due 08/25/2034 •	2,523	2,514
5.206% due 12/25/2034 þ	215	197
5.492% due 01/25/2035 þ	433	355
5.668% due 02/25/2034 •	370	342
5.670% due 10/25/2034 þ	376	379
Securitized Asset-Backed Receivables LLC Trust
3.923% due 08/25/2036 •	6,153	1,967
3.923% due 11/25/2036 •	132	34
4.043% due 08/25/2036 •	33,953	14,161
4.083% due 09/25/2036 •	15,954	11,430
4.083% due 10/25/2036 •	59,777	19,454
4.083% due 11/25/2036 •	6,901	1,767
4.103% due 08/25/2036 •	32,093	10,257
4.263% due 05/25/2036 •	6,044	3,235
4.343% due 12/25/2035 •	1,315	1,291
4.363% due 11/25/2035 •	21,975	19,130
4.363% due 12/25/2035 •	13,183	10,610
4.723% due 01/25/2036 •	889	859
Specialty Underwriting & Residential Finance Trust
4.007% due 06/25/2037 •	3,239	1,594
4.043% due 09/25/2037 •	16,390	15,579
4.043% due 11/25/2037 •	4,765	3,859
4.063% due 06/25/2037 •	1,523	923
4.183% due 11/25/2037 •	8,511	4,662
4.243% due 03/25/2037 •	26,322	12,328
4.243% due 09/25/2037 •	14,127	4,650
4.303% due 04/25/2037 •	2,064	1,527
4.933% due 12/25/2035 •	3,375	3,347
VCAT LLC
5.062% due 02/25/2056 þ	32,790	32,629
5.101% due 01/25/2056 þ	20,021	19,885
5.889% due 02/25/2055 þ	38,498	38,547

		2,148,455

OTHER ABS 12.6%
37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •	38,400	38,445
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •	76,900	76,977
37 Capital CLO II
4.941% due 04/15/2037 •	53,400	53,548
522 Funding CLO Ltd.
4.866% due 10/23/2034 •	25,550	25,580
Academic Loan Funding Trust
4.542% due 12/26/2044 •	1,086	1,070
ACHV ABS Trust
4.760% due 04/26/2032	1,827	1,829
5.010% due 12/26/2031	1,497	1,503
5.040% due 04/26/2032	3,135	3,136
5.070% due 10/27/2031	2,105	2,109
5.900% due 04/25/2031	140	140
Affirm Master Trust
4.450% due 10/16/2034	45,110	44,789
4.670% due 07/15/2033	82,500	82,689
4.990% due 02/15/2033	97,700	98,098
AGL CLO 14 Ltd.
4.802% due 12/02/2034 •	32,100	32,138
AGL CLO 9 Ltd.
5.040% due 04/20/2037 •	183,400	183,624
ALESCO Preferred Funding III Ltd.
4.685% due 05/01/2034 •	2,095	2,096
ALESCO Preferred Funding IV Ltd.
4.625% due 07/30/2034 •	4,897	4,750
ALESCO Preferred Funding IX Ltd.
4.318% due 06/23/2036 •	9,032	8,965

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.408% due 06/23/2036 •		27,500	26,263
ALESCO Preferred Funding V Ltd.
0.000% due 12/23/2034 ~		3,190	2,790
4.608% due 12/23/2034 •		2,121	2,111
ALESCO Preferred Funding VI Ltd.
4.558% due 03/23/2035 •		5,000	4,850
ALESCO Preferred Funding VIII Ltd.
4.428% due 12/23/2035 •		20,821	19,884
ALESCO Preferred Funding X Ltd.
4.298% due 09/23/2036 •		6,103	6,011
4.458% due 09/23/2036 •		12,000	10,980
ALESCO Preferred Funding XI Ltd.
4.408% due 12/23/2036 •		6,125	5,941
ALESCO Preferred Funding XII Ltd.
4.255% due 07/15/2037 •		4,097	3,979
4.335% due 07/15/2037 •		27,000	25,380
ALESCO Preferred Funding XIV Ltd.
4.278% due 09/23/2037 •		9,385	8,916
4.358% due 09/23/2037 •		2,255	2,052
ALESCO Preferred Funding XVII Ltd.
4.708% due 09/23/2038 •		35,523	35,079
4.908% due 09/23/2038 •		10,000	9,600
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		35,200	35,209
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •		45,500	45,518
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •		19,700	19,719
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		75,350	75,385
Anchorage Capital CLO 28 Ltd.
4.835% due 04/20/2037 •		135,200	135,264
Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •		65,800	65,881
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		18,191	17,771
4.169% due 04/25/2038		2,000	1,900
Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038		89,218	86,806
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		5,140	4,993
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		2,000	1,905
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		2,000	1,907
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		118,100	116,963
5.702% due 10/22/2040		23,500	23,197
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		103,400	102,389
Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		124,200	123,169
5.196% due 04/25/2042		21,800	21,586
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		9,364	8,951
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		1,000	951
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		16,875	16,623
Apidos CLO XI
4.920% due 04/17/2034 •		86,100	86,206
Aqua Finance Issuer Trust
4.760% due 04/17/2051		21,036	20,823
4.790% due 05/17/2051		29,146	29,002
Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(c)	EUR	71,500	81,696
Arbour CLO DAC
3.613% due 05/15/2038 •		20,750	23,756
Arbour CLO VI DAC
3.433% due 11/15/2037 •		54,500	62,350
Arbour CLO VII DAC
3.581% due 12/15/2038 •		93,400	106,873
4.451% due 12/15/2038 •		3,200	3,670
Arbour CLO XIII DAC
3.453% due 08/15/2038 •		67,700	77,364
Arcano Euro CLO II DAC
3.415% due 07/25/2039 •		91,300	104,423
ARES European CLO XIV DAC
3.234% due 10/21/2034 •		14,675	16,785
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•		36,600	41,819
ARES LIX CLO Ltd.
4.958% due 04/25/2034 •		$12,800	12,823
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		117,300	117,372

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

ARES LXV CLO Ltd.
4.787% due 07/25/2034 •		57,900	57,930
5.167% due 07/25/2034 •		11,200	11,213
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		124,950	125,078
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		84,300	84,400
Ascent Education Funding Trust
6.140% due 10/25/2050		8,638	8,773
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		83,300	83,390
5.053% due 10/15/2038 •		90,700	91,003
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •		33,012	33,045
Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		76,295	76,350
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •		1,000	1,000
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		97,600	97,665
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		63,700	63,772
4.814% due 04/22/2035 •		23,700	23,722
4.816% due 10/23/2034 •		22,500	22,527
4.840% due 07/17/2035 •		64,800	64,861
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR	59,500	68,039
3.444% due 10/21/2038 •		81,300	93,033
4.154% due 10/21/2038 •		16,600	19,090
4.850% due 10/21/2038		11,500	13,207
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(c)		$36,000	36,013
0.000% due 07/20/2039 «•(c)		26,900	26,900
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		99,240	99,322
BCRED PC Static LLC
4.974% due 04/27/2036 •		158,300	158,298
5.334% due 04/27/2036 •		18,200	18,199
5.534% due 04/27/2036 •		36,000	35,999
Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •		34,100	34,117
Benefit Street Partners CLO XXV Ltd.
4.673% due 01/15/2035 •		7,000	6,993
BHG Securitization Trust
4.820% due 04/17/2036		11,105	11,076
4.840% due 09/17/2036		33,225	33,079
5.260% due 04/17/2036		18,805	18,813
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		73,700	73,711
BlueMountain CLO Ltd.
4.851% due 11/15/2030 •		791	791
4.857% due 10/25/2030 •		14,364	14,370
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		117,200	117,260
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	52,000	59,525
4.539% due 04/15/2038 •		10,400	11,933
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$104,600	104,671
Buckingham CDO II Ltd.
6.930% due 04/05/2041 •		643,393	35,901
Buckingham CDO III Ltd.
7.000% due 09/05/2051 •		990,065	198
Cairn CLO XI DAC
3.434% due 01/15/2040 •	EUR	64,750	74,045
4.304% due 01/15/2040 •		11,900	13,699
Camber 4 PLC
5.785% due 11/09/2053 ^•(e)		$198,149	20
Canyon CLO Ltd.
4.753% due 07/15/2034 •		4,400	4,402
4.773% due 10/15/2034 •		7,000	7,009
Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR	44,800	51,194
Capital Four CLO X DAC
3.415% due 10/25/2038 •		63,300	72,415
Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		$100,000	100,021
Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •		109,800	110,050
Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(c)		81,200	81,200
Capital Street Master Trust
4.693% due 08/16/2029 •		51,000	51,029
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		108,200	108,251

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •		19,200	19,219
4.785% due 10/20/2034 •		6,500	6,505
CarVal CLO I Ltd.
4.910% due 07/16/2031 •		16,394	16,402
CarVal CLO III Ltd.
4.665% due 07/20/2032 •		55,051	55,088
CBE Pass-Through Trust
20.280% due 07/20/2033 «		121,532	119,661
CCG Receivables Trust
5.820% due 09/16/2030		110	110
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		71,000	71,067
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		8,700	8,444
CIFC Funding Ltd.
5.000% due 04/17/2035 ~		13,000	13,000
College Avenue Student Loans LLC
5.278% due 06/25/2054 •		45,977	46,285
5.330% due 05/25/2055		30,130	29,970
5.528% due 05/25/2055 •		31,584	32,145
5.820% due 05/25/2055		15,041	15,068
6.060% due 05/25/2055		13,176	13,262
6.500% due 06/25/2054		46,107	47,431
6.890% due 05/25/2055		3,401	3,438
7.330% due 06/25/2054		16,716	17,209
7.580% due 06/25/2054		13,158	13,577
8.210% due 06/25/2054		3,172	3,305
8.490% due 05/25/2055		4,282	4,391
10.120% due 06/25/2054		4,483	4,695
Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	14,335
Commonbond Student Loan Trust
1.980% due 08/25/2050		$532	478
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		158,146	69,603
0.000% due 11/25/2054 «(h)		36,296	19,153
5.150% due 11/25/2054		15,315	15,344
5.350% due 11/25/2054		157,155	158,378
5.450% due 11/25/2054		33,898	33,994
5.750% due 11/25/2054		16,950	16,981
6.400% due 11/25/2053		570,277	583,137
6.600% due 11/25/2054		21,918	21,901
6.950% due 11/25/2053		102,015	104,619
7.400% due 11/25/2053		102,015	104,901
8.750% due 11/25/2054		12,730	12,797
9.100% due 11/25/2053		59,493	61,416
9.350% due 11/25/2053		55,255	55,648
Contego CLO III BV
3.454% due 04/15/2038 •	EUR	85,000	97,235
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •		$48,400	48,452
Crossroads Asset Trust
4.910% due 02/20/2032		2,569	2,580
Crown City CLO III
0.000% due 07/20/2034 «~(c)		56,600	56,600
Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR	36,699	41,961
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		52,500	60,075
CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		76,100	87,007
3.806% due 04/25/2036 •		15,700	17,970
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		14,000	16,036
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •		84,000	96,097
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		70,956	81,051
Davis Square Funding V Ltd.
5.492% due 10/08/2040 •		$583,584	186,672
5.632% due 10/08/2040 •		44,806	4,763
5.812% due 10/08/2040 •		52,400	5,570
Dell Equipment Finance Trust
4.690% due 08/22/2030		1,369	1,369
Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		3,500	3,446
DLLMT LLC
4.030% due 07/20/2028		5,300	5,288
Dryden 43 Senior Loan Fund
4.745% due 04/20/2034 •		2,000	2,003
Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		14,630	14,646
Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		100,200	100,247

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Dryden Euro CLO
3.498% due 10/18/2039 •	EUR	76,700	87,710
5.000% due 10/18/2039		12,000	13,791
Duke Funding High Grade III Ltd.
5.100% due 08/02/2049 •		$776,047	5,349
5.190% due 08/02/2049 •		285,269	2,032
5.304% due 08/02/2049 •		102,000	10
Education Funding Trust
3.557% due 02/01/2050		44,998	39,268
4.714% due 02/01/2050		21,718	21,650
Elevation CLO Ltd.
4.797% due 07/25/2034 •		72,500	72,582
4.955% due 01/25/2035 •		91,600	91,643
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		30,600	30,609
Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •	EUR	27,900	31,894
Flatiron CLO 19 Ltd.
4.829% due 11/16/2034 •		$21,589	21,610
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		2,420	2,421
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		21,926	21,946
Fortress Credit BSL XX Ltd.
4.906% due 01/23/2037 •		60,100	60,216
Foundation Finance Trust
4.670% due 04/15/2052		10,952	10,867
4.980% due 02/17/2053 (c)		36,100	36,099
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		30,600	30,612
Goal Structured Solutions Trust
4.392% due 09/25/2041 •		4,555	4,523
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		89,700	89,781
Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		121,100	121,254
GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		35,269	35,193
GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		7,230	7,118
GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		2,227	2,230
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		14,622	14,616
4.520% due 12/27/2060		29,713	29,492
4.590% due 12/27/2060		18,500	18,362
4.890% due 06/25/2060		13,467	13,425
4.930% due 06/25/2060		5,415	5,427
5.020% due 06/25/2060		13,800	13,866
5.120% due 03/25/2060		5,122	5,136
5.150% due 10/27/2059		9,948	10,014
5.220% due 03/25/2060		8,828	8,863
5.320% due 03/25/2060		22,100	22,328
5.390% due 03/25/2060		12,282	12,326
5.550% due 06/25/2059		8,400	8,516
5.690% due 03/25/2060		6,450	6,469
5.880% due 06/25/2059		79	79
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		39,102	39,129
5.514% due 04/22/2033 •		32,300	32,378
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		38,100	38,147
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	63,400	72,514
3.444% due 01/15/2039 •		78,600	89,915
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		$81,900	81,934
Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	48,600	55,617
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(c)		42,800	48,903
Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		$142,800	143,076
4.986% due 04/18/2037 •		67,700	67,862
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •	EUR	88,800	101,627
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •		88,600	101,318
Hayfin Emerald CLO X DAC
3.498% due 10/18/2039 •		55,000	62,895
Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •		85,000	97,289
Hildene TruPS Securitization Ltd.
5.660% due 05/22/2039 •		$2,083	2,084
Home Partners of America Trust
1.698% due 09/17/2041		6,398	5,831

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Hout Bay Corp.
4.716% due 07/05/2041 •		463,545	68,803
4.916% due 07/05/2041 •		34,165	41
5.046% due 07/05/2041 ^•(e)		4,046	0
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	55,900	63,936
4.055% (EUR003M + 1.890%) due 01/26/2038 ~		6,900	7,926
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		$8,232	8,234
4.825% due 10/20/2034 •		75,900	75,989
4.950% due 04/17/2034 •		12,100	12,112
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		84,100	84,124
5.210% due 07/29/2036 •		25,800	25,807
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		102,550	102,670
Indigo Credit Management II DAC
3.404% due 07/15/2038 •	EUR	93,500	106,998
Invesco CLO Ltd.
4.825% due 07/20/2035 •		$47,800	47,857
Invesco Euro CLO III DAC
3.260% due 10/30/2038 •	EUR	70,200	80,311
Invesco Euro CLO V DAC
3.224% due 01/15/2034 •		61,677	70,520
Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		57,900	66,234
Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		60,700	69,440
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		$83,700	83,775
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		83,300	83,393
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		79,100	79,189
Jupiter High-Grade CDO III Ltd.
9.565% due 06/08/2042 «•		34,500	0
Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •		99,300	99,386
KGS-Alpha SBA COOF Trust
1.125% due 04/25/2038 «~(a)		4,574	97
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •		181,600	181,809
KKR CLO 17 Ltd.
5.015% due 04/15/2034 •		6,000	6,007
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •		356	356
KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		34,200	34,221
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		27,700	27,713
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		113,700	113,832
KKR CLO 38 Ltd.
4.823% due 01/15/2038 •		29,400	29,435
KKR CLO 41 Ltd.
5.003% due 04/15/2035 •		5,750	5,758
KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		95,400	95,505
KKR CLO 43 Ltd.
4.771% due 04/15/2038 •		25,800	25,769
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		415	444
LCM 31 Ltd.
4.955% due 07/20/2034 •		42,800	42,846
LCM 34 Ltd.
4.855% due 10/20/2034 •		1,300	1,301
LCM 35 Ltd.
4.753% due 10/15/2034 •		109,450	109,508
LCM 36 Ltd.
4.743% due 01/15/2034 •		1,000	1,000
LCM 39 Ltd.
4.713% due 10/15/2034 •		38,400	38,428
Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,801
5.530% due 06/21/2032		20,100	20,203
Lyra Music Assets Delaware LP
5.760% due 12/22/2064		95,809	96,471
M&T Equipment Notes
4.990% due 08/18/2031		6,938	6,946
Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(c)		87,200	87,200
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		115,800	115,903
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		76,700	76,749

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		120,200	120,200
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •		66,900	66,933
Madison Park Funding XXXVI Ltd.
4.733% due 04/15/2035 •		2,000	2,000
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •		32,400	32,435
Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		87,800	87,897
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		122,300	122,385
Margay CLO II DAC
3.439% due 07/15/2037 •	EUR	36,000	41,176
Marlette Funding Trust
7.130% due 12/15/2033	$	1,405	1,408
Marzio Finance SRL
2.751% due 09/28/2049 •	EUR	4,479	5,133
Mercury CDO Ltd.
4.725% due 12/08/2040 •	$	6,000	159
MMcapS Funding XVII Ltd.
4.372% due 12/01/2035 •		8,149	8,108
Mountain View CLO LLC
4.549% due 04/14/2033 •		29,974	29,994
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		78,100	78,191
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR	48,300	55,230
National Collegiate V Commutation Trust
0.000% due 03/25/2038 •	$	61,425	6,507
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		59,800	59,845
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		142,300	142,405
Navient Education Loan Trust
4.860% due 09/15/2056		44,121	43,943
5.020% due 07/15/2055		25,231	25,299
Navient Private Education Loan Trust
2.460% due 11/15/2068		5,661	5,498
5.190% due 07/16/2040 •		4,867	4,879
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		12,659	11,586
1.690% due 05/15/2069		140	133
3.238% due 11/15/2045 ~		89,426	84,116
4.790% due 12/15/2059 •		2,790	2,793
Navient Refinance Loan Trust
5.150% due 02/16/2055		14,434	14,483
Navient Student Loan Trust
5.293% due 03/15/2072 •		36,896	37,117
7.230% due 03/15/2072		52,400	56,064
Nelnet Student Loan Trust
4.610% due 02/21/2061		482,569	474,270
4.670% due 06/22/2065		309,761	303,501
4.840% due 05/17/2055		167,909	166,787
4.909% due 02/21/2061 •		152,100	152,321
4.943% due 05/17/2055 •		153,462	154,077
4.959% due 06/22/2065 •		235,358	236,005
5.809% due 02/20/2041 •		27,272	27,836
6.640% due 02/20/2041		26,446	27,126
Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •		62,500	62,539
Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		73,800	73,837
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR	9,700	11,097
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •	$	80,900	80,970
Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		79,700	79,760
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(c)		118,700	118,700
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		5,663	5,666
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •		853	853
Ocean Trails CLO X
5.373% due 10/15/2034 •		7,750	7,769
Ocean Trails CLO XI
4.705% due 07/20/2034 •		43,800	43,821
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR	22,600	25,843
3.478% due 07/20/2036 •		83,600	95,598
3.527% due 04/15/2037 «•		67,800	77,468
4.063% due 04/15/2037 «•		4,900	5,599
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •	$	108,600	108,673

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		62,000	62,031
OneMain Financial Issuance Trust
1.750% due 09/14/2035		7,675	7,591
5.093% due 09/15/2036 •		18,764	18,887
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		8,513	2,732
4.865% due 10/15/2032		26,883	26,878
4.961% due 10/15/2032		6,396	6,394
5.065% due 03/15/2032		4,292	4,296
5.092% due 07/15/2032		7,798	7,812
5.108% due 03/15/2033		7,164	7,170
5.156% due 07/15/2032		8,411	8,422
5.183% due 06/15/2032		7,832	7,846
5.331% due 01/15/2032		3,578	3,581
5.637% due 07/15/2032		3,988	4,002
5.750% due 06/15/2032		8,779	8,801
5.823% due 04/15/2032 «		5,335	5,335
5.871% due 07/15/2032		5,018	5,026
5.992% due 06/15/2032		3,007	3,014
6.261% due 04/15/2032 «		5,726	5,714
6.278% due 10/15/2031		2,677	2,679
10.273% due 04/15/2032 «		7,048	6,831
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		2,745	2,747
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		2,727	2,729
Pagaya AI Debt Trust
5.373% due 01/17/2033		12,012	12,051
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •	EUR	102,877	117,534
3.134% due 07/15/2035 •		54,428	62,227
3.150% due 10/15/2035 •		71,700	82,022
3.253% due 05/15/2033 •		18,477	21,138
3.253% due 08/15/2033 •		29,916	34,221
3.273% due 05/15/2034 •		71,740	82,071
3.283% due 05/15/2034 •		42,072	48,131
3.754% due 10/15/2034 •		22,500	25,707
3.933% due 05/15/2033 •		1,000	1,145
4.004% due 07/15/2035 •		20,700	23,740
4.100% due 10/15/2035 •		24,900	28,486
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •	$	94,181	94,231
4.493% due 10/15/2032 •		30,486	30,463
4.493% due 01/15/2033 •		108,922	108,843
4.660% due 01/15/2034 •		22,000	22,003
Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR	55,500	63,482
Performer Funding 1 PLC
0.000% due 06/21/2035 (h)	GBP	164,391	131,843
6.734% due 06/21/2035 •		119,879	159,176
7.734% due 06/21/2035 •		86,490	115,544
9.234% due 06/21/2035 •		37,025	49,478
11.234% due 06/21/2035 •		55,585	74,280
Pikes Peak CLO 2
4.895% due 10/11/2034 •	$	45,000	45,053
Pikes Peak CLO 4
4.883% due 07/15/2034 •		46,500	46,552
Pikes Peak CLO 6
4.589% due 05/18/2034 •		20,000	20,016
Post CLO Ltd.
4.753% due 10/15/2034 •		46,800	46,857
4.775% due 04/20/2035 •		94,400	94,487
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •		52,000	52,055
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		93,200	93,311
Progress Residential Trust
2.013% due 11/17/2040		6,005	5,615
2.709% due 02/17/2041		10,560	9,981
Project Panama SPV LLC
7.480% due 01/03/2029 «		174,657	175,538
Providus CLO II DAC
3.364% due 10/15/2038 •	EUR	69,000	78,965
Providus CLO V DAC
3.513% due 11/15/2039 •		55,900	63,946
Providus CLO VII DAC
3.374% due 07/15/2038 •		43,100	49,252
Providus CLO VIII DAC
3.415% due 11/20/2038 •		64,500	73,734
Rad CLO 10 Ltd.
5.098% due 04/23/2034 •	$	14,510	14,518
RCKT Trust
4.480% due 11/27/2034		3,009	3,011
4.900% due 07/25/2034		2,623	2,626

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Reach ABS Trust
4.320% due 02/15/2033		22,991	22,978
4.930% due 08/18/2032		30,335	30,400
4.960% due 08/16/2032		6,045	6,051
5.880% due 07/15/2031		210	210
Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,732
5.830% due 07/15/2036		10,500	10,607
RIN VIII LLC
0.000% due 07/20/2037 «•(c)		89,000	89,000
Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		33,500	33,537
4.875% due 07/20/2035 •		70,700	70,786
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		79,000	79,087
Romark CLO V Ltd.
4.863% due 01/15/2035 •		110,400	110,418
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		6,000	5,652
Romark Credit Funding III Ltd.
5.539% due 09/15/2042		27,400	27,437
Romark Credit Funding Ltd.
5.423% due 07/29/2043		93,100	93,336
Sandstone Peak Ltd.
4.843% due 04/15/2038 •		127,800	127,857
Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		120,000	120,052
Sculptor European CLO IV DAC
3.365% due 04/27/2038 •	EUR	102,300	117,078
Shackleton CLO Ltd.
4.875% due 07/20/2034 •	$	66,800	66,874
Sierra Madre Funding Ltd.
4.128% due 09/07/2039 •		18,363	9,507
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		59,400	59,440
SLM Private Credit Student Loan Trust
4.196% due 12/15/2039 •		196	192
SLM Student Loan Trust
2.565% due 10/25/2039 •	EUR	3,318	3,548
4.542% due 01/25/2075 •	$	17,047	17,038
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		6,214	7,672
0.000% due 09/15/2053 (h)		3	450
0.000% due 11/16/2054 «(h)		46	228
0.000% due 02/16/2055 «(h)		34	28,698
0.000% due 10/16/2056 «(h)		13	847
0.000% due 10/15/2058 «(h)		23	5,162
0.010% due 03/15/2055 «(h)		47	608
3.940% due 02/16/2055		164,016	158,040
4.550% due 02/16/2055		64,738	62,537
4.613% due 09/15/2054 •		1,966	1,962
4.693% due 06/17/2052 •		8,861	8,857
4.693% due 07/15/2053 •		96,956	96,904
4.780% due 03/15/2055		35,479	34,546
4.793% due 11/16/2054 •		112,241	112,331
4.793% due 03/15/2055 •		74,948	75,202
4.893% due 03/15/2052 •		38,211	38,460
4.943% due 10/16/2056 •		10,084	10,175
4.950% due 02/16/2055		18,832	18,242
4.960% due 03/15/2055		674,878	673,156
4.990% due 10/16/2056		190,736	189,005
5.020% due 03/17/2053		67,399	66,818
5.030% due 03/15/2056		579,977	576,328
5.043% due 02/16/2055 •		161,855	162,104
5.043% due 03/15/2056 •		53,389	53,803
5.060% due 03/16/2054		29,874	29,899
5.090% due 11/16/2054		823,119	817,322
5.090% due 10/16/2056		9,645	9,647
5.100% due 03/15/2055		35,479	35,136
5.130% due 04/15/2054		34,834	34,880
5.240% due 03/15/2056		43,236	43,479
5.243% due 09/15/2053 •		94,519	95,785
5.260% due 03/15/2055		71,359	66,708
5.370% due 10/15/2058		84,442	84,827
5.380% due 07/15/2053		121,151	122,139
5.393% due 10/16/2056 •		291,008	295,029
5.393% due 10/15/2058 •		129,479	130,650
5.443% due 05/16/2050 •		4,608	4,659
5.500% due 06/17/2052		35,983	36,331
5.550% due 03/15/2052		38,211	38,687
5.600% due 11/16/2054		50,890	50,760
5.670% due 11/15/2052		1,376	1,389
5.770% due 10/16/2056		101,644	102,108
5.950% due 02/16/2055		18,156	18,087
6.030% due 11/16/2054		10,179	10,101
6.150% due 09/15/2053		58,224	60,266

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

6.150% due 10/15/2058		28,477	28,962
6.250% due 03/15/2052		6,404	6,569
6.360% due 10/16/2056		19,950	20,206
6.500% due 03/15/2052		4,315	4,393
6.580% due 10/15/2058		5,834	5,904
6.800% due 11/16/2054		81,426	81,467
6.930% due 09/15/2053		39,808	41,208
7.230% due 10/15/2058		28,647	28,974
7.540% due 09/15/2053		8,999	9,302
7.560% due 10/16/2056		64,173	65,589
8.290% due 03/15/2052		4,600	4,473
8.870% due 09/15/2053		18,543	18,636
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		1,000	12,088
1.170% due 02/15/2046		91,403	86,476
2.550% due 02/15/2046		54,100	46,456
4.833% due 06/15/2050 ~		79,195	74,880
5.255% due 05/16/2050 ~		46,634	44,241
SoFi Consumer Loan Program LLC
0.000% due 06/15/2034 «		29,787	35,970
4.620% due 06/15/2034		113,163	113,162
4.970% due 06/15/2034		26,600	26,581
5.190% due 06/15/2034		20,600	20,637
5.590% due 06/15/2034		15,200	15,231
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(h)		10,531	10,751
0.000% due 10/25/2034 «(h)		22,562	26,416
0.000% due 02/25/2035 «(h)		18,732	18,385
4.190% due 10/25/2034		85,524	85,204
4.240% due 08/25/2035		29,190	29,161
4.375% due 02/25/2035 «		132,502	132,639
4.470% due 08/15/2034		29,746	29,758
4.530% due 10/25/2034		17,045	16,889
4.800% due 02/27/2034		6,898	6,908
4.900% due 10/25/2034		13,240	13,155
4.910% due 03/27/2034		27,237	27,289
5.010% due 02/25/2035 «		20,725	20,764
5.200% due 10/25/2034		9,770	9,673
5.248% due 02/25/2035 «		25,330	25,395
5.250% due 03/27/2034		9,528	9,587
5.607% due 02/25/2035 «		18,740	18,785
5.770% due 03/27/2034		7,392	7,494
6.260% due 03/27/2034		5,461	5,525
Sound Point CLO XXIII
5.105% due 07/15/2034 •		13,000	13,019
Sound Point CLO XXVII Ltd.
5.108% due 10/25/2034 •		15,700	15,724
Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		28,162	28,182
SRT Issuer II LLC
6.713% due 12/02/2031 «•(m)		167,500	167,685
Sunbit Asset Securitization Trust
5.360% due 07/15/2030		31,900	31,925
Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		125,540	125,602
Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		86,900	86,954
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •		16,416	16,424
Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •		53,600	53,667
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •		41,000	41,052
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •		117,400	117,500
Symphony CLO XXXII Ltd.
4.816% due 10/23/2035		58,900	58,972
T-Mobile U.S. Trust
4.250% due 05/21/2029		29,700	29,701
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		84,500	84,605
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		5,389	5,391
5.290% due 06/20/2050		8,300	8,289
Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		45,800	45,856
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		134,200	134,341
Tikehau CLO IX DAC
3.458% due 01/20/2037 •	EUR	83,700	95,802
Tikehau CLO V DAC
3.404% due 10/15/2038 •		74,250	84,983
Tikehau CLO X DAC
3.483% due 04/20/2038 •		55,500	63,506
4.098% due 04/20/2038 •		10,100	11,560

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •	$	18,600	18,609
Toro European CLO 3 DAC
3.194% due 07/15/2034 •	EUR	16,819	19,236
Trainer Wortham CBO V Ltd.
4.540% due 01/04/2040 •	$	4,690	1,612
Tralee CLO V Ltd.
4.755% due 10/20/2034 •		95,600	95,698
Trapeza CDO IX Ltd.
4.258% due 01/27/2040 •		11,026	10,888
Trapeza CDO XII Ltd.
4.290% due 04/06/2042 •		8,093	7,446
Trapeza CDO XIII Ltd.
4.189% due 11/09/2042 •		10,734	10,412
4.239% due 11/09/2042 •		14,000	12,670
Triaxx Prime CDO Ltd.
4.763% due 10/02/2039 ^•(e)		5,843	50
Tricon American Homes Trust
1.482% due 11/17/2039		15,160	14,493
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		90,600	90,623
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		40,763	40,798
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		5,000	5,004
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		74,000	74,087
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •		5,500	5,500
Trinitas Euro CLO I DAC
3.414% due 07/15/2039 •	EUR	47,800	54,720
Tropic CDO V Ltd.
4.225% due 07/15/2036 •	$	16,596	16,140
4.255% due 07/15/2036 •		27,561	26,803
Trysail CLO Ltd.
4.914% due 10/20/2033 •		28,700	28,744
U.S. Capital Funding V Ltd.
4.220% due 10/10/2040 •		26,140	25,225
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •		150,600	150,691
UPG HI Issuer Trust
5.030% due 02/25/2048		29,824	29,730
Upstart Pass-Through Trust
4.300% due 05/20/2030		522	522
7.900% due 10/20/2028		1,003	1,007
Upstart Personal Consumer Trust
12.110% due 11/20/2031 «		73,451	73,489
Upstart Securitization Trust
4.600% due 09/20/2035		15,324	15,313
4.770% due 07/20/2036 (c)		8,900	8,919
5.020% due 09/20/2035		5,700	5,688
6.330% due 04/20/2035		5,000	5,060
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		563	563
UPX HIL Issuer Trust
5.160% due 01/25/2047		10,007	9,933
Valerie Asset Ltd.
5.219% due 09/15/2050 «(m)		864,948	850,854
5.267% due 09/15/2050 «(m)		122,806	110,390
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		14,700	14,717
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •		49,162	49,140
Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		78,300	78,382
Voya CLO Ltd.
4.735% due 04/20/2034 •		137,800	137,903
5.193% due 04/15/2037 ~		13,330	13,330
WATR I Issuer Trust
0.000% due 06/17/2050 «		10,124	17,062
0.000% due 09/16/2050 «		7,478	13,428
0.000% due 02/17/2051 «(h)		14,837	21,063
4.790% due 09/16/2050 «		37,895	37,196
4.940% due 02/17/2051		63,166	63,175
5.040% due 09/16/2050 «		13,653	13,408
5.230% due 02/17/2051		22,966	22,975
5.240% due 09/16/2050 «		9,040	8,873
5.250% due 06/17/2050 «		55,134	54,776
5.480% due 02/17/2051		13,031	13,038
5.560% due 06/17/2050 «		15,970	15,905
5.810% due 06/17/2050 «		10,020	9,990
6.160% due 09/16/2050 «		9,410	9,223
6.210% due 02/17/2051		20,884	20,895
6.770% due 06/17/2050 «		17,130	17,073
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •		58,600	58,672

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

4.855% due 04/20/2034 •		44,500	44,554
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •		30,800	30,820
Wind River CLO Ltd.
4.733% due 10/15/2034 •		65,695	65,727
4.785% due 07/20/2034 •		94,550	94,640

			29,194,421

Total Asset-Backed Securities (Cost $49,526,274)			47,791,883

SOVEREIGN ISSUES 15.0%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		534,100	532,362
4.875% due 04/30/2029		183,700	185,071
5.000% due 04/30/2034		189,000	192,235
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		215,111	133,640
4.125% due 07/09/2035 þ		142,285	106,796
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		221,891	196,818
1.000% due 07/09/2029		25,507	23,274
3.500% due 07/09/2041 þ		383,591	287,693
4.125% due 07/09/2035 þ		449,771	360,927
4.125% due 07/09/2046 þ		14,573	11,177
5.000% due 01/09/2038 þ		113,563	95,052
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	26,845,000	28,752
5.000% due 03/01/2035		18,000,000	19,024
5.800% due 10/01/2029		41,135,000	45,917
5.800% due 10/01/2034		2,290,000	2,551
6.000% due 04/01/2033		34,090,000	38,300
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (h)	BRL	18,616,546	3,488,176
0.000% due 04/01/2027 (h)		36,605,267	6,443,827
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	61,900	70,373
5.000% due 09/19/2032		47,250	53,686
5.375% due 01/21/2029	$	202,400	202,036
5.625% due 02/19/2036	EUR	59,500	67,608
5.750% due 11/26/2034		99,400	115,688
6.500% due 11/26/2038		119,700	144,015
Colombia TES
1.000% due 01/24/2035	COP	62,941,400	18,084
6.000% due 04/28/2028		216,000,000	56,773
6.500% due 01/22/2031 (k)		98,997,006	28,713
7.000% due 06/30/2032		40,758,000	9,459
7.250% due 10/18/2034		120,974,900	26,844
7.750% due 09/18/2030		242,000,000	60,906
9.250% due 05/28/2042		29,445,800	7,015
11.000% due 08/22/2029		4,356,063,200	1,236,975
11.500% due 07/25/2046		20,993,100	5,958
11.750% due 01/24/2035		2,086,135,100	599,479
12.000% due 03/13/2058		157,204,800	45,471
12.500% due 02/27/2030		1,260,390,300	371,102
12.750% due 11/28/2040		1,568,991,500	478,907
13.250% due 02/09/2033		724,877,400	223,786
13.250% due 02/09/2033		987,194,600	304,769
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	169,000	203,168
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	1,337,000	2,912
Eagle Funding Luxco SARL
5.500% due 08/17/2030	$	969,400	974,538
Egypt Government Bonds
19.698% due 10/14/2030	EGP	30,258,800	587,056
21.954% due 03/04/2028		23,763,600	469,482
Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	29,093	33,155
3.900% due 01/30/2033		46,724	55,779
4.000% due 01/30/2037		78,168	92,652
4.200% due 01/30/2042		33,323	39,471
Israel Government International Bonds
5.375% due 03/12/2029	$	100,400	101,486
5.375% due 02/19/2030		221,800	224,932
Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	9,930,000	39,234
2.100% due 09/20/2054		37,213,650	157,929
2.200% due 06/20/2054		4,413,000	19,220
2.300% due 12/20/2054		34,670,450	154,297
2.400% due 03/20/2055		41,277,900	188,140
3.200% due 09/20/2055		225,835,150	1,219,506
3.400% due 12/20/2055		84,684,000	475,344
3.700% due 03/20/2056		20,150,000	119,774
Japan Government Twenty Year Bonds
2.400% due 03/20/2045		19,652,000	101,965
2.700% due 09/20/2045		29,963,250	161,943

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Kuwait International Government Bonds
4.016% due 10/09/2028	$	200,000	197,431
4.804% due 04/20/2033		528,100	527,206
Mexico Bonos
7.500% due 05/26/2033	MXN	451,600	24,147
7.750% due 05/29/2031		5,392,900	299,853
8.500% due 03/02/2028		3,599,700	209,290
8.500% due 03/01/2029		11,522,000	668,800
8.500% due 05/31/2029		4,075,000	236,277
8.500% due 02/28/2030		1,373,200	79,137
Mexico Government International Bonds
4.625% due 05/04/2033	EUR	73,500	85,730
Mexico Udibonos
2.750% due 11/27/2031 (k)	MXN	8,837	464
3.000% due 12/03/2026 (k)		20,619	1,176
4.000% due 11/30/2028 (k)		104,000	5,949
4.000% due 08/24/2034 (k)		3,597	198
Peru Government Bonds
5.350% due 08/12/2040	PEN	24,900	6,362
5.400% due 08/12/2034		60,700	17,354
6.150% due 08/12/2032		159,768	50,622
6.850% due 08/12/2035 (o)		1,502,415	462,584
7.300% due 08/12/2033		1,806,872	592,197
7.600% due 08/12/2039		779,110	244,845
Peru Government International Bonds
5.400% due 08/12/2034		771,792	220,652
5.400% due 08/12/2034		13,380	3,825
6.150% due 08/12/2032		2,069,891	655,843
6.900% due 08/12/2037		526,073	157,709
6.950% due 08/12/2031		1,748,155	581,775
Qatar Government International Bonds
4.800% due 04/08/2033	$	618,200	621,522
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	1,170,600	61,267
7.000% due 02/28/2031		8,563,050	504,959
8.000% due 01/31/2030		1,169,600	72,004
8.500% due 01/31/2037		5,196,700	316,056
8.875% due 02/28/2035		19,369,270	1,225,467
9.000% due 01/31/2040		6,663,380	411,523
9.875% due 03/31/2039		1,062,000	70,168
Romania Government International Bonds
1.750% due 07/13/2030	EUR	55,700	57,825
2.000% due 04/14/2033 (o)		18,200	17,112
2.875% due 04/13/2042		10,500	8,122
5.125% due 09/24/2031		96,400	112,668
5.250% due 03/10/2030		129,850	154,154
5.250% due 05/30/2032		78,250	91,286
5.375% due 03/22/2031		61,680	73,071
5.375% due 06/07/2033		134,300	155,038
5.625% due 05/30/2037		30,400	34,277
5.875% due 07/11/2032		300,000	359,497
6.250% due 09/10/2034		76,400	92,249
6.375% due 09/18/2033		13,300	16,205
6.750% due 07/11/2039		125,400	152,105
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035	$	5,600	0
5.250% due 06/23/2047		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,144
Titulos De Tesoreria
12.750% due 11/28/2040	COP	104,212,000	31,809
Turkiye Government Bonds
32.600% due 02/10/2027 (o)	TRY	11,800,000	247,147
36.000% due 08/12/2026 (o)		23,947,970	512,543
36.780% due 10/13/2027 (o)		12,750,000	272,306
37.840% due 07/14/2027		13,360,000	287,645
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~		577,600	12,448
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		1,702,700	36,627
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		12,055,300	260,919
41.000% due 05/05/2027		9,370,000	205,480
Turkiye Government International Bonds
5.250% due 03/13/2030	$	194,500	189,005
6.125% due 10/24/2028		74,000	74,752
7.625% due 04/26/2029		245,300	256,452
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		18,400	18,692
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(j)		971	699
0.000% due 02/01/2034 þ(j)		3,627	2,059
0.000% due 02/01/2035 þ(j)		3,065	1,850
0.000% due 02/01/2036 þ(j)		2,555	1,539
4.500% due 02/01/2034 þ		4,646	3,275
4.500% due 02/01/2035 þ		6,423	4,464
4.500% due 02/01/2036 þ		6,702	4,598
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(e)		9,028	3,972

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

9.250% due 09/15/2027 ^(e)	73,603	36,342
9.250% due 05/07/2028 ^(e)	101,687	49,064
11.750% due 10/21/2026 ^(e)	9,360	5,148
11.950% due 08/05/2031 ^(e)	75,700	41,257

Total Sovereign Issues (Cost $33,597,291)		34,606,239

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
SES SA «(f)	7,981,591	120,722
Uniti Group, Inc. (f)	681,286	7,814

		128,536

CONSUMER DISCRETIONARY 0.0%
SSB Manufacturing Co. «(f)(m)	1,460	0

CONSUMER STAPLES 0.0%
Dreamwell, Inc. «(f)(m)	1,460	12
FINANCIALS 0.0%
Amsurg Corp. (f)	5,968,052	5,550
UBS Group AG	245,819	12,183
XBP Global Holdings, Inc. (f)	94,691	220

		17,953

HEALTH CARE 0.0%
BONDHOLDCO Class A «(f)(m)	8,220	0
BONDHOLDCO Class B «(f)(m)	8,220	0
BONDHOLDCO Class C «(f)(m)	8,220	0
BONDHOLDCO Class D «(f)(m)	8,220	0
BONDHOLDCO Class E «(f)(m)	8,220	0
BONDHOLDCO Class F «(f)(m)	8,220	0
BONDHOLDCO Class G «(f)(m)	8,220	0
BONDHOLDCO Class H «(f)(m)	8,220	0
BONDHOLDCO Class I «(f)(m)	8,220	0
BONDHOLDCO Class J «(f)(m)	8,220	0
		0

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(m)	39,510	906
Foresea Holdings SA «	230,111	5,273
Westmoreland Mining Holdings «(f)(m)	143,733	94
		6,273

INFORMATION TECHNOLOGY 0.1%
NVIDIA Corp.	1,167,318	233,569
REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (f)	20,279,570	434
MNSN Holdings, Inc. (f)(m)	438	37

		471

Total Common Stocks (Cost $295,878)		386,814

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «	1,195,360	13,699

ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)	3	0
Total Warrants (Cost $7,281)		13,699

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
ADLER Group SA «	520,871	0
AGFC Capital Trust I
5.685% due 01/15/2067	105,720,000	66,065
Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(l)	5,245,000	4,512

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(l)		155,080,000	200,168
Encina Private Credit LLC «		24,670	0
Nationwide Building Society
10.250% due 12/31/2099 (l)		20,127	3,442
Windstream Holdings II LLC
11.000% «		39,145	43,635

			317,822

INDUSTRIALS 0.0%
SVB Financial Trust
11.000% due 11/07/2032		500	230

Total Preferred Securities (Cost $311,498)			318,052

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
VICI Properties, Inc.		11,625,222	308,650

Total Real Estate Investment Trusts (Cost $147,565)			308,650

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (n) 0.1%
			226,423

SHORT-TERM NOTES 0.1%
Turkiye Government Bonds
32.950% due 01/06/2027 (h)	TRY	2,000,000	36,004
33.160% due 01/06/2027 (h)		2,500,000	45,005
33.499% due 01/06/2027 (h)		1,000,000	18,002
33.600% due 01/06/2027 (h)		1,000,000	18,002
33.900% due 01/06/2027 (h)		1,250,000	22,503
34.300% due 01/06/2027 (h)		3,500,000	63,007
Upstart Securitization Trust
4.249% due 06/20/2027 (c)	$	16,800	16,842

			219,365

EGYPT TREASURY BILLS 0.0%
23.738% due 08/04/2026 - 12/22/2026 (g)(h)	EGP	3,491,825	66,922

NIGERIA TREASURY BILLS 0.6%
20.669% due 07/07/2026 - 01/28/2027 (g)(h)	NGN	2,238,503,347	1,470,535

SOUTH AFRICA TREASURY BILLS 0.2%
7.277% due 07/22/2026 - 01/27/2027 (g)(h)	ZAR	8,420,520	504,777
U.S. TREASURY BILLS 0.0%
3.684% due 08/06/2026 (h)(i)	$	161	160

Total Short-Term Instruments (Cost $2,491,105)			2,488,182

Total Investments in Securities (Cost $342,788,724)			337,389,765

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		50,862,666	123,087
iHeartMedia, Inc. Class A (f)		7,954,032	34,123
iHeartMedia, Inc. Class B «(f)		12,214,441	45,064
Sierra Hamilton Holder LLC «(f)(m)		15,369,768	1
Westmoreland Mining LLC (f)(m)		788,064	2,069

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Windstream Servcies LLC «(f)	6,136,182	70,382

		274,726

Total Common Stocks (Cost $689,239)		274,726

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	13,269,336	129,257

Total Short-Term Instruments (Cost $129,251)		129,257

Total Investments in Affiliates (Cost $818,490)		403,983

Total Investments 145.9% (Cost $343,607,214)		$337,793,748
Financial Derivative Instruments (p)(r) 0.0%(Cost or Premiums, net $1,956,580)		31,297
Other Assets and Liabilities, net (45.9)%		(106,307,814)

Net Assets 100.0%		$231,517,231

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Security becomes interest bearing at a future date.
(k)	Principal amount of security is adjusted for inflation.
(l)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(m)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BONDHOLDCO Class A	03/09/2012	$0	$0	0.00%
BONDHOLDCO Class B	03/09/2012	0	0	0.00
BONDHOLDCO Class C	03/09/2012	0	0	0.00
BONDHOLDCO Class D	03/09/2012	0	0	0.00
BONDHOLDCO Class E	03/09/2012	0	0	0.00
BONDHOLDCO Class F	03/09/2012	0	0	0.00
BONDHOLDCO Class G	03/09/2012	0	0	0.00
BONDHOLDCO Class H	03/09/2012	0	0	0.00
BONDHOLDCO Class I	03/09/2012	0	0	0.00
BONDHOLDCO Class J	03/09/2012	0	0	0.00
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029	12/29/2025	2,533	806	0.00
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025 -12/31/2025	4,588	2,083	0.00
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	37,300	37,291	0.02
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	36,700	36,675	0.02
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	96,359	94,150	0.04
Dreamwell, Inc.	04/24/2024	2,432	12	0.00
Drillco Holdings Luxembourg SA	06/08/2023	790	906	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	18,500	18,456	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	12,000	11,947	0.01
MNSN Holdings, Inc.	03/10/2023	4	37	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	77,317	0.03
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	34,500	34,359	0.01
Prime Property Fund LLC 5.440% due 09/30/2031	09/17/2024	34,500	34,152	0.01
Ripon Investments Financing Ltd. 0.000% due 11/29/2052	12/04/2025	6,220	5,974	0.00
SRT Issuer II LLC 6.713% due 12/02/2031	11/28/2025	167,647	167,685	0.07
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
Tib Finance PLC 6.553% due 11/15/2034	09/18/2024	60,100	61,059	0.03
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	52,500	53,037	0.02
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	845,216	850,854	0.37
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	109,718	110,390	0.05
Westmoreland Mining Holdings	12/08/2014 -03/26/2019	4,033	94	0.00
Westmoreland Mining LLC	06/30/2023 -05/14/2026	2,554	2,069	0.00

		$1,611,322	$1,599,354	0.69%

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	06/30/2026	07/13/2026	$42,052	Barclays Bank PLC 4.050% due 09/02/2026	$(43,582)	$42,052	$42,052
BPS	3.780	05/21/2026	08/20/2026	184,371	OCP CLO 2016-11 Ltd. 4.967% due 07/26/2038	(202,178)	184,371	185,165

Total Repurchase Agreements						$(245,760)	$226,423	$227,217

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BAR	0.000%	06/15/2026	07/13/2026		$	(42,062)	$(42,062)
	0.000	06/30/2026	07/13/2026			(17,342)	(17,342)
BOO	3.660	07/01/2026	07/02/2026			(894,375)	(894,375)
	3.670	06/30/2026	07/01/2026			(394,000)	(394,040)
BRC	3.150	04/13/2026	TBD	(3)		(11,917)	(11,998)
	3.150	04/13/2026	TBD	(3)		(12,358)	(12,442)
JML	2.000	04/02/2026	TBD	(3)		(136,608)	(137,291)
	2.000	04/07/2026	TBD	(3)		(34,178)	(34,349)
	2.000	05/06/2026	TBD	(3)		(39,038)	(39,159)
	2.000	05/12/2026	TBD	(3)		(9,753)	(9,780)
	2.250	04/09/2026	TBD	(3)		(21,986)	(22,099)
	2.250	04/13/2026	TBD	(3)		(18,060)	(18,148)
	2.250	04/24/2026	TBD	(3)		(26,810)	(26,924)
	2.250	04/27/2026	TBD	(3)		(33,547)	(33,683)
	2.250	05/07/2026	TBD	(3)		(30,208)	(30,312)
JPS	3.670	06/30/2026	07/01/2026			(1,400,000)	(1,400,142)
MSR	3.650	07/01/2026	07/02/2026			(1,490,625)	(1,490,625)
	3.670	06/30/2026	07/01/2026			(25,500)	(25,503)
MYI	1.850	06/17/2026	07/08/2026		EUR	(823)	(941)
	3.490	04/10/2026	07/08/2026		$	(6,104)	(6,153)
SCX	3.700	05/07/2026	TBD	(3)		(7,218)	(7,259)
UBS	3.670	06/30/2026	07/01/2026			(400,000)	(400,041)

Total Reverse Repurchase Agreements							$(5,054,668)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Government National Mortgage Association, TBA	3.500%	08/01/2056	$1,465,000	$(1,316,955)	$(1,315,357)
Uniform Mortgage-Backed Security, TBA	1.500	07/01/2056	32,175	(24,526)	(24,614)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2041	200	(181)	(182)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	23,700	(18,868)	(18,923)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	7,150	(5,958)	(5,975)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	203,000	(169,188)	(169,584)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2041	15,750	(15,493)	(15,565)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2041	92,550	(91,140)	(91,392)
Uniform Mortgage-Backed Security, TBA	6.000	07/01/2056	1,658,400	(1,690,308)	(1,695,557)

Total Short Sales (1.4)%				$(3,332,617)	$(3,337,149)

(o)	Securities with an aggregate market value of $2,617,650 and cash of $12,954 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(6,629,483) at a weighted average interest rate of 3.562%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notionl Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	$109.250	07/24/2026	2,373	$2,373	$(583)	$(593)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	2,373	2,373	(413)	(408)

					$(996)	$(1,001)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notionl Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	4,037	$4,037	$(696)	$(7)
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	8,548	8,548	(1,518)	(16)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	4,037	4,037	(746)	(199)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	8,548	8,548	(1,548)	(168)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	4,056	4,056	(1,136)	(302)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	8,367	8,367	(2,477)	(1,093)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	17,174	17,174	(4,209)	(1,699)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	3,798	3,798	(589)	(310)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	3,798	3,798	(589)	(105)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	4,749	4,749	(1,132)	(542)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	4,746	4,746	(736)	(1,060)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	4,749	4,749	(1,033)	(979)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	4,746	4,746	(884)	(263)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	4,751	4,751	(1,108)	(1,794)

					$(18,401)	$(8,537)

Total Written Options					$(19,397)	$(9,538)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	339,160	$37,270,504	$306,921	$0	$(100,687)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	318,007	34,041,656	71,754	0	(59,626)
Long Gilt Futures	09/2026	97,820	11,575,295	278,196	16,868	(58,389)
SFE 10 Year Australian Bond Futures	09/2026	51,386	3,906,988	13,343	7,419	(8,905)
Three-Month SOFR Futures	09/2026	3,132	754,009	(627)	0	(39)
Three-Month SOFR Futures	12/2026	3,132	752,346	(3,078)	0	(235)
Three-Month SOFR Futures	03/2027	3,135	752,087	(4,749)	0	(235)
Ultra U.S. Treasury Bond Futures	09/2026	63,876	7,419,597	219,676	0	(47,907)

				$881,436	$24,287	$(276,023)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	1,291	$(266,117)	$186	$151	$0
CBOT U.S. Long Bond Futures	09/2026	25,199	(2,860,087)	(72,210)	16,537	0
Eurex 10 Year Euro BUND Futures	09/2026	21,058	(3,063,911)	(28,281)	3,128	0
Eurex 2 Year Euro SCHATZ Futures	09/2026	77	(9,322)	(8)	4	0
Eurex 5 Year Euro BOBL Futures	09/2026	11,623	(1,532,297)	(5,917)	1,062	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	21,966	(2,470,489)	(22,938)	8,581	0

				$(129,168)	$29,463	$0

Total Futures Contracts				$752,268	$53,750	$(276,023)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	23,900	$(48)	$330	$282	$0	$(4)
Boeing Co.	1.000	Quarterly	12/20/2029	0.464		1,000	(7)	25	18	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.561		37,600	658	24	682	2	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.645	EUR	56,700	1,060	(75)	985	0	(17)
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.425	$	8,800	1,089	(888)	201	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.524		16,700	1,581	(843)	738	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.508		47,500	4,865	(2,759)	2,106	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039		8,900	99	(56)	43	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.088	EUR	244,400	(10,378)	11,660	1,282	0	(10)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.112	28,700	(2,120)	2,411	291	0	0
Venture Global LNG, Inc.	5.000	Quarterly	06/20/2031	2.310	$1,200	135	4	139	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.233	62,700	1,390	(1,147)	243	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.292	6,600	0	47	47	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.360	51,600	(104)	746	642	0	(10)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413	10,000	(46)	187	141	0	(5)

						$(1,826)	$9,666	$7,840	$6	$(47)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$1,425,590	$(28,616)	$(2,682)	$(31,298)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026		$1,050,548	$(42,180)	$45,837	$3,657	$0	$(198)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		18,081	(1,487)	1,596	109	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		103,850	(8,556)	9,347	791	27	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		20,100	(1,363)	1,526	163	8	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		324,300	(17,949)	20,481	2,532	139	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		112,200	(3,866)	4,649	783	47	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		152,600	(4,431)	5,188	757	66	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		11,500	(412)	426	14	5	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		46,600	(1,003)	886	(117)	3	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		38,900	(1,676)	999	(677)	10	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		289,940	7,036	(1,311)	5,725	0	(186)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		55,413	83	1,779	1,862	0	(45)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		51,514	(625)	3,087	2,462	0	(34)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		1,606	0	94	94	0	(1)
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		47,746	3,359	507	3,866	0	(33)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		36,338	1,006	2,080	3,086	0	(21)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		1,094,572	82,851	7,617	90,468	0	(577)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		2,997,423	182,043	63,734	245,777	0	(1,529)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,800	62	(49)	13	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		2,489,520	55,207	(551)	54,656	151	(264)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		2,818,590	51,951	10,632	62,583	0	(348)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	243,962	6,109	214	6,323	59	0
CDX.iTraxx Crossover 45 5-Year Index	5.000	Quarterly	06/20/2031		1,170,510	98,168	50,127	148,295	2,692	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		759,305	17,314	2,361	19,675	202	0

						$421,641	$231,256	$652,897	$3,411	$(3,236)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	5,442,000	$(120,457)	$52,530	$(67,927)	$0	$(3,614)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		7,178,512	(215,735)	(18,338)	(234,073)	0	(9,780)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		556,500	46,561	106,030	152,591	980	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		47,000	(200)	2,287	2,087	97	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		246,900	2,544	5,628	8,172	619	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		500,150	(1,189)	418,275	417,086	1,623	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		3,340	13	173	186	17	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi- Annual	09/20/2026	JPY	155,370,000	(15,077)	19,560	4,483	45	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	(2,247)	(252)	(2,499)	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi- Annual	09/20/2028		275,310,000	859	59,627	60,486	0	(171)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi- Annual	03/15/2029		1,037,000,000	11,068	274,445	285,513	0	(675)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		487,930,000	6,321	80,380	86,701	0	(257)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		93,523,200	560	52,378	52,938	837	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		251,200,000	14,320	133,746	148,066	5,274	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		41,566,000	(8,155)	31,845	23,690	1,033	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		45,656,000	44,542	43,904	88,446	2,183	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		11,112,000	4,659	15,141	19,800	544	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	$	1,277,500	17,566	(141)	17,425	47	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		1,955,700	27,967	(2,421)	25,546	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		605,500	8,174	2,032	10,206	32	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		262,500	360	(901)	(541)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi- Annual	01/12/2027		152,500	(12,177)	9,887	(2,290)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi- Annual	01/18/2027		287,000	(24,222)	19,472	(4,750)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi- Annual	01/18/2027		69,300	(5,818)	4,683	(1,135)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi- Annual	01/20/2027		146,200	(12,381)	9,939	(2,442)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi- Annual	01/20/2027		956,100	(91,992)	77,275	(14,717)	0	(197)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi- Annual	02/16/2027		301,850	(29,094)	24,479	(4,615)	0	(67)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(16,197)	11,341	(4,856)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027		4,602,700	6,299	(17,539)	(11,240)	0	(1,115)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,353,910	60,418	(20,767)	39,651	489	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,141,300	83,500	(58,450)	25,050	384	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(21,295)	13,187	(8,108)	0	(150)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(17,356)	12,168	(5,188)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(10,029)	1,101	(8,928)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,290,000	(24,936)	(1,709)	(26,645)	0	(604)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi- Annual	12/18/2027		467,500	(343)	25,830	25,487	299	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		386,810	27,642	(12,969)	14,673	237	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		197,000	(907)	263	(644)	0	(134)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		8,700	0	60	60	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		17,500	0	114	114	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		6,300	0	23	23	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		4,886,285	34,553	(57,880)	(23,327)	0	(4,099)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		2,000	(7)	17	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,844,111	49,187	(22,720)	26,467	1,575	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		291,300	(1,056)	(285)	(1,341)	0	(287)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	1,224	1,224	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	1,814	1,814	172	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi- Annual	01/20/2029	86,750	(8,272)	2,452	(5,820)	0	(107)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	823	79	0	(387)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	363	116	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	8,601	8,015	568	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	10,032	(3,871)	559	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,824	9,549	77,373	1,345	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,355	30,627	248,982	5,748	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,879)	63,761	41,882	10,860	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	3,523,991	(4,308)	41,529	37,221	5,886	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	176,306	58,893	18,033	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(49,314)	130,781	3,242	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	298,600	(586)	1,254	668	541	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,164,010	134,190	(27,757)	106,433	5,784	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	193,090	1,129	3,594	4,723	383	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	64,926	110,347	175,273	10,339	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	1,410	(5,129)	0	(671)
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi- Annual	07/15/2030	1,390,000	4,653	185,338	189,991	2,810	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi- Annual	07/28/2030	129,300	25,490	(8,152)	17,338	264	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi- Annual	07/29/2030	122,100	24,301	(7,775)	16,526	249	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi- Annual	08/05/2030	119,100	23,799	(7,650)	16,149	244	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	(142)	(245)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	422,200	(7,111)	10,088	2,977	916	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi- Annual	09/24/2030	150,000	30,405	(10,204)	20,201	319	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi- Annual	09/25/2030	150,000	30,062	(10,109)	19,953	319	0
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi- Annual	10/01/2030	150,000	31,144	(9,011)	22,133	321	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	986	986	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	2,437	2,437	344	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	1,951	1,951	278	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	1,786	1,786	272	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	3,141	3,141	493	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	2,258	2,258	371	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	3,862	3,862	647	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	3,595	3,595	606	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	1,623	1,623	277	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	1,504	1,504	273	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	834	834	179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	632	632	143	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	965	965	230	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	1,714	1,714	413	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	1,178	1,178	287	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	623	623	179	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	625	625	180	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	606	606	180	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	371	371	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	576	576	180	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	559	559	179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	524	524	180	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	565,700	(2,190)	379	(1,811)	1,306	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi- Annual	12/16/2030	219,500	41,566	(12,851)	28,715	495	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	1,112,680	(21,216)	28,236	7,020	2,609	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi- Annual	12/18/2030	757,500	27,068	81,258	108,326	1,713	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	88,250	2,204	(619)	1,585	206	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	991,210	(5,612)	23,511	17,899	2,483	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	14,122	(7,600)	1,192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	2,719	2,719	266	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	3,705	3,705	447	0
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(53,245)	(53,524)	0	(8,577)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi- Annual	06/16/2031	243,400	11,752	25,985	37,737	621	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(115,336)	(45,929)	0	(16,699)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	51,801	32,462	12,155	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	11,015	11,037	851	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi- Annual	07/19/2031	54,100	9,691	(2,651)	7,040	142	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi- Annual	07/20/2031	178,300	32,057	(8,767)	23,290	467	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	4,682	5,735	2,184	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	2,456,150	97,137	(10,712)	86,425	7,517	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	3,553,440	(3,570)	34,438	30,868	11,262	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi- Annual	05/18/2032	5,143,500	(37,783)	666,812	629,029	15,584	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(2,005)	6,381	137	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(14,358)	47,892	1,306	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	293,700	3,783	6,669	10,452	934	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	1,534,660	(32,789)	48,609	15,820	5,134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	352,900	0	7,682	7,682	1,203	0
Receive	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	282,720	0	5,685	5,685	965	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	212,070	0	4,121	4,121	724	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	11/15/2032	249,010	0	4,784	4,784	850	0
Receive	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	424,520	0	7,994	7,994	1,449	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	2,771,070	(48,437)	75,862	27,425	9,621	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	41,117	243,275	7,018	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	75,410	0	1,581	1,581	265	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	6,958,616	(81,057)	155,241	74,184	25,197	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	158,116	202,657	28,095	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	05/31/2033	253,100	18	(896)	(878)	942	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	339,806	82,833	21,426	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	66,700	(2,910)	322	(2,588)	0	(245)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	3,752,342	108,058	(6,580)	101,478	14,178	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(11,731)	68,591	4,447	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	272	(5,965)	0	(830)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	(554)	(2,440)	0	(440)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	(623)	(1,537)	0	(424)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	(299)	(883)	0	(226)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	(322)	(926)	0	(243)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	(944)	(2,354)	0	(722)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	(510)	(914)	0	(365)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	(1,522)	(611)	0	(922)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	(1,877)	335	0	(1,092)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	(1,978)	3,638	0	(869)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	(1,402)	2,495	0	(624)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	(1,416)	2,638	0	(618)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	(1,493)	1,390	0	(785)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	(850)	1,604	0	(369)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	(854)	1,498	0	(383)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	(731)	1,479	0	(309)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	(943)	1,997	0	(389)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	(479)	1,034	0	(195)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	(492)	1,121	0	(195)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	(534)	1,492	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	2,276	2,069	0	(226)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	2,055	1,843	0	(208)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	4,101	3,678	0	(403)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(1,839)	(2,308)	413	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(265)	(715)	414	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	297	(134)	411	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	788	(26,866)	0	(3,533)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	547	327	207	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	1,027	576	421	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	881	658	207	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	666	443	207	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	1,131	895	206	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	2,537	2,066	414	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	2,430	1,935	422	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	2,485	2,485	419	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	2,798	2,339	402	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(218)	(510)	(728)	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	(300)	(431)	0	(126)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(803)	(1,016)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(1,535)	(1,955)	0	(417)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(1,390)	(1,817)	0	(419)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(905)	(1,126)	0	(206)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	(499)	(755)	0	(206)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	(236)	(442)	0	(166)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	(230)	(1,157)	0	(846)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(1,702)	(2,155)	0	(434)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	(693)	(896)	0	(218)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	(1,308)	(1,702)	0	(432)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	46	(357)	0	(446)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	20	(179)	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	373	5	0	(445)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	1,327	963	0	(447)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	1,415	992	0	(448)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	1,875	1,496	0	(457)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	3,057	2,329	0	(919)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	1,233	928	0	(447)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	3,947	3,049	0	(1,342)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	1,580	1,294	0	(445)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	3,296	2,767	0	(687)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(468)	(908)	463	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	14,474	(17,138)	0	(4,949)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	125	(368)	691	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(449)	(798)	459	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	2,099	1,434	931	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	1,602	1,031	718	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	1,380	957	473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	1,863	1,429	472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	3,083	2,710	469	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	2,551	2,114	471	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	2,806	2,404	469	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	3,701	3,340	467	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	5,406	4,827	709	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	1,686	1,499	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	4,041	3,653	468	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	164,600	(593)	5,854	5,261	705	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	3,776	3,406	465	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	3,342	2,952	469	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	3,878	3,470	473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	3,781	3,384	473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	3,479	3,083	472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	6,628	5,783	888	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	2,102	1,837	286	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	3,107	2,706	473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	2,313	2,104	237	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	4,205	3,790	470	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	4,130	3,717	473	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	104,200	(412)	4,880	4,468	446	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	5,144	4,708	472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	3,377	3,113	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	3,350	3,096	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	836	772	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	11,771	10,878	883	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	6,633	6,240	472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	6,456	6,061	470	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(4,064)	(4,480)	0	(495)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(4,749)	(5,157)	0	(495)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(4,707)	(5,099)	0	(499)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(6,912)	(7,490)	0	(746)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(2,287)	(2,480)	0	(249)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(4,221)	(4,544)	0	(500)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(4,022)	(4,362)	0	(497)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(3,843)	(4,201)	0	(499)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(7,993)	(8,737)	0	(1,003)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(6,359)	(6,988)	0	(837)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(3,749)	(4,120)	0	(504)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(6,784)	(7,423)	0	(837)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(6,561)	(7,200)	0	(837)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(7,054)	(7,748)	0	(839)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(11,201)	(12,512)	0	(1,685)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	(670)	(1,430)	0	(863)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	(1,585)	(2,453)	0	(863)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	(319)	(759)	0	(435)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(1,192)	(428)	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	1,128	855	228	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	900	518	0	(538)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	119,100	(378)	134	(244)	0	(536)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	118,900	(312)	(783)	(1,095)	0	(534)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	59,800	(157)	(348)	(505)	0	(268)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	99,700	(274)	(261)	(535)	0	(448)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	119,200	(346)	(238)	(584)	0	(536)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	118,500	(318)	(227)	(545)	0	(533)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	209,600	(572)	(731)	(1,303)	0	(944)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	59,700	(161)	202	41	0	(270)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	182,500	(504)	1,232	728	0	(826)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	119,700	(329)	1,340	1,011	0	(543)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	60,000	(168)	803	635	0	(273)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	119,900	(327)	1,504	1,177	0	(545)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	60,150	(231)	593	362	274	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	120,600	(435)	999	564	550	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	60,300	(213)	668	455	275	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	120,600	(420)	1,293	873	550	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	119,700	(355)	949	594	547	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	199,600	(569)	518	(51)	916	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	241,600	(710)	1,488	778	1,109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	121,100	(351)	1,166	815	555	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	243,100	(1,185)	(3,051)	(4,236)	0	(1,121)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	183,360	4,608	5,607	10,215	838	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	122,400	(362)	4,845	4,483	579	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	350,400	(2,976)	9,897	6,921	1,671	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	267,050	(4,500)	9,777	5,277	1,302	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	88,240	0	2,320	2,320	435	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	184,360	0	3,690	3,690	911	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	92,000	(45)	141	96	459	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	158,880	2,538	1,108	3,646	796	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	33,230	0	709	709	291	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	75,380	0	1,504	1,504	660	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	51,390	0	6,851	6,851	443	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	68,390	0	8,106	8,106	596	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	27,170	0	2,953	2,953	238	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi- Annual	03/12/2050	1,085,000	7,579	579,932	587,511	6,704	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi- Annual	12/11/2050	1,343,300	5,165	727,411	732,576	8,466	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi- Annual	03/30/2051	3,900	796	1,241	2,037	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi- Annual	04/07/2051	66,100	9,153	22,268	31,421	481	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi- Annual	06/16/2051	3,516,800	591,007	1,178,915	1,769,922	24,908	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi- Annual	08/12/2051	89,100	34,101	3,426	37,527	639	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi- Annual	06/15/2052	75,000	39,117	2,446	41,563	488	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	54,400	18,804	2,571	21,375	413	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi- Annual	06/17/2052	97,800	41,087	13,479	54,566	634	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi- Annual	06/22/2052	75,000	38,806	2,434	41,240	491	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi- Annual	06/28/2052	48,500	5,217	21,581	26,798	318	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	1,156,093	(2,170)	24,271	22,101	11,787	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	724,700	175,728	118,540	294,268	5,581	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	56,400	(6,615)	(3,803)	(10,418)	0	(535)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	77,700	(5,123)	(5,949)	(11,072)	0	(767)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053	42,100	(8,856)	(3,038)	(11,894)	0	(376)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	41,900	(8,910)	(3,016)	(11,926)	0	(374)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053	64,400	(14,023)	(4,624)	(18,647)	0	(572)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	31,400	505	(2,462)	(1,957)	0	(328)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	31,800	794	(2,506)	(1,712)	0	(334)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	30,800	715	(2,425)	(1,710)	0	(323)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	17,887	17,275	1,088	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		28,210	0	988	988	300	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		32,320	0	1,066	1,066	345	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		31,840	0	1,025	1,025	340	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		34,600	0	736	736	372	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		51,690	0	1,094	1,094	556	0
Receive	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053		125,780	0	1,341	1,341	1,361	0
Receive	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053		50,480	0	524	524	546	0
Receive	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053		126,440	0	935	935	1,371	0
Receive	1-Day USD-SOFR Compounded-OIS	4.188	Annual	11/15/2053		101,000	0	284	284	1,098	0
Receive	1-Day USD-SOFR Compounded-OIS	4.196	Annual	11/15/2053		75,920	0	113	113	826	0
Receive	1-Day USD-SOFR Compounded-OIS	4.200	Annual	11/15/2053		101,200	0	94	94	1,102	0
Receive	1-Day USD-SOFR Compounded-OIS	4.210	Annual	11/15/2053		101,420	0	(80)	(80)	1,105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(4,219)	(4,583)	0	(432)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,106,590	110,060	22,966	133,026	11,342	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		41,620	0	960	960	457	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		44,160	0	962	962	486	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	920,300	(1,059)	(15,350)	(16,409)	32	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(3,773)	(3,991)	8	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(17,308)	(18,341)	36	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(11,453)	(11,453)	27	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(32,499)	(34,083)	69	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(34,329)	(34,329)	82	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(8,049)	(8,347)	17	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(17,019)	(17,019)	42	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(28,353)	(28,353)	70	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(50,676)	(50,676)	125	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(39,228)	(39,228)	98	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(5,637)	(5,637)	14	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(38,481)	(38,481)	98	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(30,381)	(30,381)	80	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(4,476)	(4,271)	10	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(2,251)	(2,126)	5	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(2,248)	(2,110)	5	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(1,081)	(816)	3	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(4,671)	(3,494)	12	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(10,900)	(7,389)	28	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,372,000	168	(5,514)	(5,346)	135	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,400,700	0	(3,265)	(3,265)	96	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,208,400	(128)	(9,704)	(9,832)	922	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		4,406,400	346	(18,595)	(18,249)	1,841	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		8,595,300	(770)	(56,578)	(57,348)	4,896	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		2,917,000	0	(18,858)	(18,858)	1,660	0
Pay	1-Year BRL-CDI	13.172	Maturity	01/02/2031		2,446,000	388	(10,257)	(9,869)	1,380	0
Pay	1-Year BRL-CDI	13.180	Maturity	01/02/2031		9,005,400	(1,987)	(33,848)	(35,835)	5,081	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2031		372,100	0	(1,456)	(1,456)	210	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2031		536,600	0	(2,007)	(2,007)	303	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		138,600	0	(529)	(529)	78	0
Pay	1-Year BRL-CDI	13.250	Maturity	01/02/2031		533,500	(60)	(1,896)	(1,956)	301	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		1,293,700	(255)	(4,589)	(4,844)	729	0
Pay	1-Year BRL-CDI	13.260	Maturity	01/02/2031		160,300	0	(580)	(580)	90	0
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2031		225,400	0	(771)	(771)	127	0
Pay	1-Year BRL-CDI	13.315	Maturity	01/02/2031		559,000	0	(1,871)	(1,871)	315	0
Pay	1-Year BRL-CDI	13.330	Maturity	01/02/2031		112,600	0	(368)	(368)	63	0
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		298,200	0	(983)	(983)	168	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		101,010	0	(287)	(287)	57	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		101,390	0	(285)	(285)	57	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		944,200	37	(2,352)	(2,315)	530	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		481,600	0	(1,082)	(1,082)	270	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		125,800	0	(216)	(216)	70	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		1,986,200	(1,196)	(2,031)	(3,227)	1,111	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		1,054,500	80	(1,713)	(1,633)	590	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		468,750	0	(717)	(717)	262	0
Pay	1-Year BRL-CDI	13.724	Maturity	01/02/2031		1,259,800	0	(1,574)	(1,574)	704	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		55,900	0	(79)	(79)	31	0
Pay	1-Year BRL-CDI	13.790	Maturity	01/02/2031		487,300	0	(458)	(458)	272	0
Pay	1-Year BRL-CDI	13.882	Maturity	01/02/2031		1,516,100	0	(778)	(778)	845	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		1,249,800	0	(699)	(699)	697	0
Pay	3-Month NZD-BBR	4.750	Semi- Annual	06/19/2029	NZD	954,400	5,636	14,531	20,167	0	(28)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	844,600	0	(457)	(457)	0	(78)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		637,200	586	351	937	0	(69)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	288	776	0	(57)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	1,067	2,915	0	(214)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	713	1,984	0	(144)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	423	1,177	0	(86)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	676	2,044	0	(146)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	688	2,074	0	(148)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	696	2,120	0	(150)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	590	2,225	0	(147)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	363	900	0	(68)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	896	2,385	0	(177)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	363	978	0	(72)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	365	998	0	(73)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	300	1,105	0	(73)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	803	1,897	0	(148)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	786	2,036	0	(153)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	225	597	0	(44)
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		565,500	5	953	958	0	(128)
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		565,500	0	961	961	0	(128)
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		551,100	0	949	949	0	(125)
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		551,100	0	977	977	0	(125)
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		551,100	0	1,007	1,007	0	(125)
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		551,100	0	1,014	1,014	0	(125)
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		1,707,100	0	3,161	3,161	0	(386)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		758,300	0	1,437	1,437	0	(171)
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,861,600	0	6,285	6,285	0	(648)
Pay	3-Month ZAR-JIBAR	7.740	Quarterly	04/15/2036		464,700	0	19	19	0	(168)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/16/2036		445,900	0	134	134	0	(161)
Pay	3-Month ZAR-JIBAR	7.820	Quarterly	04/16/2036		937,500	0	363	363	0	(340)
Pay	3-Month ZAR-JIBAR	7.830	Quarterly	04/16/2036		461,300	0	199	199	0	(167)
Pay	3-Month ZAR-JIBAR	7.855	Quarterly	04/16/2036		466,600	0	252	252	0	(169)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	04/17/2036		490,300	0	274	274	0	(178)
Pay	3-Month ZAR-JIBAR	7.885	Quarterly	04/17/2036		223,500	0	149	149	0	(81)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	04/21/2036		223,100	0	64	64	0	(81)
Pay	3-Month ZAR-JIBAR	7.910	Quarterly	04/22/2036		227,430	0	174	174	0	(83)
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	04/22/2036		219,910	0	207	207	0	(80)
Pay	3-Month ZAR-JIBAR	7.960	Quarterly	04/22/2036		215,210	0	212	212	0	(78)
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	04/23/2036		313,700	0	362	362	0	(115)
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	04/24/2036		368,600	0	553	553	0	(135)
Pay	3-Month ZAR-JIBAR	8.140	Quarterly	04/28/2036		315,700	0	553	553	0	(116)
Pay	3-Month ZAR-JIBAR	8.150	Quarterly	04/28/2036		366,300	0	657	657	0	(134)
Pay	3-Month ZAR-JIBAR	7.950	Quarterly	05/07/2036		675,200	0	610	610	0	(247)
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	05/08/2036		221,870	0	258	258	0	(81)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi- Annual	03/21/2027	AUD	1,525,200	(44,781)	26,099	(18,682)	0	(250)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi- Annual	09/18/2029		3,312,400	34,171	(80,061)	(45,890)	0	(707)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	09/20/2033		1,665,500	(23,460)	8,597	(14,863)	0	(456)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	03/20/2034		1,291,700	(4,830)	(8,614)	(13,444)	0	(363)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	09/18/2034		578,500	7,641	(14,469)	(6,828)	0	(164)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi- Annual	06/18/2035		5,894,200	80,180	(164,387)	(84,207)	0	(1,564)
Pay	6-Month CLP-CHILIBOR	4.000	Semi- Annual	09/17/2030		1,336,400	13,736	(36,364)	(22,628)	0	(361)
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	200,000	0	228	228	0	(12)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	226,800	(22,990)	18,151	(4,839)	0	(51)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	7,858	(2,115)	0	(22)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	35,376	(9,661)	0	(105)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	35,977	(9,057)	0	(103)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	17,252	(4,428)	0	(51)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	1,278	4,786	0	(53)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	1,101	4,927	0	(49)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	65,572	91,069	0	(5,414)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		112,300	(182)	476	294	0	(67)
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	697	559	0	(53)
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	489	326	0	(67)
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	631	456	0	(69)
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	852	697	0	(53)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(1,152)	(1,256)	36	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(1,353)	(1,479)	50	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	421	224	86	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	145	(74)	86	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		74,900	(102)	1,303	1,201	52	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	4,003	27,885	0	(1,602)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		122,000	(249)	1,856	1,607	91	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		98,600	(185)	1,673	1,488	72	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,162,010	(2,719)	(12,636)	(15,355)	0	(973)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	2,603	(3,693)	0	(226)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	1,291	3,975	0	(55)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	3,326	11,791	0	(187)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	61	(149)	0	(65)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	16	(204)	0	(66)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	(85)	(276)	0	(69)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	456	273	67	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	539	344	71	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	1,972	1,784	79	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(1,532)	(1,693)	0	(62)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		73,400	(175)	(3,838)	(4,013)	0	(65)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		74,200	(199)	3,077	2,878	77	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		72,900	(183)	(2,547)	(2,730)	0	(84)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		115,200	(299)	(3,628)	(3,927)	0	(136)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		73,000	(199)	(1,403)	(1,602)	0	(88)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		73,000	(189)	(2,060)	(2,249)	0	(88)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		72,900	(185)	(2,472)	(2,657)	0	(89)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		73,200	(256)	2,589	2,333	89	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		73,300	(280)	2,549	2,269	89	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		73,700	(275)	2,346	2,071	89	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		113,100	(444)	3,777	3,333	135	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		73,900	(252)	3,045	2,793	90	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		510,110	(10,264)	1,067	(9,197)	0	(672)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	(4,273)	(7,509)	0	(89)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	410,310	351,843	830	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	1,302,840	1,312,221	3,404	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	(27)	(217)	0	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	457,370	511,516	0	(607)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		99,090	875	918	1,793	129	0
Receive	28-Day MXN-TIIE	7.220	Lunar	06/14/2028	MXN	24,516,300	5,980	(9,063)	(3,083)	1,738	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		1,337,800	(688)	2,532	1,844	0	(98)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	3,291	3,291	0	(175)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	2,358	2,358	0	(128)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	3,131	3,131	0	(159)
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	3,193	3,193	0	(162)
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		4,434,100	0	13,612	13,612	0	(720)
Receive	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(10,259)	(10,259)	634	0
Receive	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		11,755,369	1,783	(11,033)	(9,250)	2,498	0
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	3,435	3,564	0	(589)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$			$		$		$		$		$		$
Receive	28-Day MXN-TIIE		8.103		Lunar		01/04/2038			1,486,300		4,285		(2,097)		2,188		627		0
Pay	CAONREPO		2.625		Semi-Annual		03/19/2027	CAD		172,700		(4,292)		4,618		326		0		(4)
Pay	CAONREPO		3.000		Semi-Annual		03/19/2027			376,200		(6,203)		7,899		1,696		0		(7)
Pay	CAONREPO		2.750		Semi-Annual		12/17/2027			132,800		(3,112)		3,382		270		0		(24)
Pay	CAONREPO		3.400		Semi-Annual		06/20/2029			34,700		(109)		573		464		0		(18)
Receive	CAONREPO		1.000		Semi-Annual		06/16/2047			14,000		4,098		(412)		3,686		3		0
Receive	CAONREPO		1.300		Semi-Annual		06/16/2047			340,700		89,216		(10,407)		78,809		371		0
Pay	UKRPI		4.000		Maturity		09/15/2031	GBP		105,100		(17,065)		2,226		(14,839)		0		(592)
Pay	UKRPI		4.055		Maturity		09/15/2031			97,100		(15,050)		2,161		(12,889)		0		(547)
Pay	UKRPI		4.066		Maturity		09/15/2031			188,200		(28,892)		4,229		(24,663)		0		(1,060)
Pay	UKRPI		4.020		Maturity		10/15/2031			136,900		(21,740)		3,271		(18,469)		0		(727)
Pay	UKRPI		4.140		Maturity		10/15/2031			263,700		(37,627)		6,919		(30,708)		0		(1,404)
Pay	UKRPI		4.400		Maturity		10/15/2031			119,600		(12,820)		3,754		(9,066)		0		(640)
Pay	UKRPI		4.250		Maturity		11/15/2031			267,100		(32,869)		8,777		(24,092)		0		(1,044)

												$1,595,404		$7,891,267		$9,486,671		$431,869		$(132,732)

Total Swap Agreements												$1,986,603		$8,129,507		$10,116,110		$435,286		$(136,015)

(q)

Securities with an aggregate market value of $5,433,538 and cash of $35,613 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

		$		$		$		$		$		$
										Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered				Currency to be Received				Asset		Liability
AZD	07/2026		AUD		165,672		$		118,469		$3,766		$0
	07/2026		CNH		176,090				26,074		143		0
	07/2026		NZD		1,985,215				1,179,900		52,397		0
	07/2026		SGD		273,979				214,868		3,096		0
	07/2026		$		19,257		CAD		27,373		44		0
	07/2026				521,448		NZD		923,080		2,816		0
	08/2026		CAD		27,335		$		19,257		0		(44)
	08/2026		CHF		9,198				11,415		0		(10)
	08/2026		EUR		2,980,922				3,402,513		0		(8,055)
	08/2026		NZD		923,080				522,038		0		(2,810)
	08/2026		$		194		SGD		251		0		0
BOA	07/2026		BRL		2,820,530		$		539,069		0		(7,302)
	07/2026		EUR		779,361				908,932		18,434		0
	07/2026		GBP		251,134				335,947		2,829		0
	07/2026		ILS		313				108		3		0
	07/2026		INR		29,462				311		0		0
	07/2026		KRW		16,721,998				10,981		169		0
	07/2026		NOK		457,760				46,284		39		0
	07/2026		NZD		638,583				382,630		19,947		0
	07/2026		PEN		331,706				97,993		975		0
	07/2026		SGD		2,872,622				2,249,396		29,013		0
	07/2026		$		544,861		BRL		2,820,530		1,509		0
	07/2026				147,168		CNH		995,152		0		(623)
	07/2026				24,868		COP		85,695,745		94		0
	07/2026				1,563		EUR		1,343		0		(29)
	07/2026				23,161		GBP		17,208		0		(336)
	07/2026				41,402		JPY		6,585,518		0		(899)
	07/2026				89,920		NOK		835,062		0		(5,557)
	07/2026				22,221		PEN		75,199		0		(223)
	07/2026				15,913		PLN		60,087		59		0
	08/2026		CAD		7,618		EUR		4,701		0		0
	08/2026		ILS		295,864		$		99,479		0		(43)
	08/2026		PEN		13,253				3,736		0		(137)
	08/2026		$		87,822		BRL		457,384		553		(454)
	08/2026				181		HKD		1,419		0		0
	08/2026				26,624		INR		2,524,448		0		(8)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	08/2026				437		SGD		564		0		0
	08/2026		ZAR		1,191,131		$		68,147		0		(4,304)
	09/2026		COP		106,056,895				26,882		0		(3,597)
	09/2026		IDR		25,544,088				1,435		17		0
	09/2026		KZT		45,198				90		0		(2)
	09/2026		MXN		387,502				21,857		0		(162)
	09/2026		PEN		77,352				22,493		0		(56)
	09/2026		$		324,014		BRL		1,676,966		0		(3,945)
	09/2026				8,841		INR		840,318		0		(15)
	09/2026				374,071		MXN		6,557,909		0		(1,428)
	10/2026		BRL		473,400		$		86,624		0		(3,100)
	10/2026		COP		87,720,015				24,868		0		(103)
	10/2026		$		426,915		BRL		2,258,563		1,151		0
	10/2026		ZAR		159,683		$		9,779		123		0
	11/2026				32,477				1,809		0		(154)
	12/2026		CLP		28,383,628				31,268		436		0
	12/2026		COP		72,761,913				18,282		0		(2,189)
	12/2026		PEN		111,926				32,420		0		(127)
	01/2027		ZAR		1,927,128				117,211		1,493		0
	03/2027		PEN		94,966				27,426		0		(92)
BPS	07/2026		BRL		22,405,888				4,215,058		224		(125,457)
	07/2026		CAD		271,363				191,292		103		(152)
	07/2026		CHF		125,541				159,592		4,219		0
	07/2026		CNH		897,169				132,580		464		0
	07/2026		CZK		7,210				346		7		0
	07/2026		EUR		192,226				222,105		2,467		0
	07/2026		GBP		983,626				1,320,784		16,053		0
	07/2026		IDR		17,033,292,436				950,462		457		(941)
	07/2026		ILS		407,607				138,304		1,266		0
	07/2026		INR		31,333,154				326,230		0		(4,782)
	07/2026		KRW		72,850,301				47,769		669		0
	07/2026		NOK		382,365				38,879		251		0
	07/2026		THB		4,418,788				134,704		1,801		(223)
	07/2026		TRY		2,801,123				58,638		0		(671)
	07/2026		$		65,747		AUD		95,409		310		0
	07/2026				4,404,780		BRL		22,405,888		12,555		(77,044)
	07/2026				28,179		CAD		38,899		0		(752)
	07/2026				3,649,972		EUR		3,199,631		5,980		0
	07/2026				396,140		GBP		299,303		1,697		(827)
	07/2026				166,991		IDR		2,988,966,090		177		0
	07/2026				935,511		INR		88,694,877		2,007		(1,469)
	07/2026				226,230		JPY		36,198,655		0		(3,599)
	07/2026				225,223		KRW		345,498,848		0		(1,869)
	07/2026				12,688		KWD		3,875		0		(177)
	07/2026				29,187		NOK		277,145		0		(1,188)
	07/2026				1,201		NZD		2,060		0		(31)
	07/2026				4,008		PLN		15,058		0		(6)
	07/2026				773		TWD		24,408		0		(8)
	07/2026				67,252		ZAR		1,103,311		0		(1)
	08/2026		DKK		6,195		$		946		0		(3)
	08/2026		EUR		3,144,033				3,591,372		0		(5,817)
	08/2026		GBP		333,108				440,299		0		(1,542)
	08/2026		IDR		2,069,367,775				115,180		0		(63)
	08/2026		ILS		58,873				19,742		0		(61)
	08/2026		TRY		1,845,527				37,822		0		(470)
	08/2026		$		156,951		BRL		809,024		305		(1,741)
	08/2026				223,419		INR		21,203,976		134		0
	08/2026				271		NOK		2,683		0		0
	09/2026		COP		71,142,812		$		19,517		0		(928)
	09/2026		IDR		1,855,096,299				102,146		0		(798)
	09/2026		PEN		345,227				100,592		28		(129)
	09/2026		THB		3,957,380				121,999		2,128		(1)
	09/2026		$		595,306		IDR		10,538,385,115		867		(11,254)
	09/2026				54,678		INR		5,194,293		0		(118)
	09/2026				23,681		THB		776,021		0		(174)
	10/2026		BRL		5,697,911		$		1,066,061		8,713		(22,579)
	10/2026		$		566,134		BRL		2,999,317		2,328		0
	10/2026		ZAR		238,478		$		13,281		0		(1,141)
	12/2026		$		64,480		IDR		1,173,946,454		249		0
	04/2027		BRL		17,348,972		$		3,217,046		54,526		(2,484)
	06/2027		$		9,877		KWD		2,996		0		(136)
	05/2029		KWD		60,329		$		207,400		10,647		0
	07/2029				60,329				19,410		999		0
	05/2030				5,643				108,748		5,573		0
	08/2030				31,578				26,350		807		0
	01/2031				7,815				16,332		481		0
	06/2031				4,846				55,476		1,500		0
BRC	07/2026		COP		57,058,209				15,028		0		(1,570)
	07/2026		ILS		560,195				189,271		933		0
	07/2026		NZD		56,344				33,749		1,748		0
	07/2026		TRY		19,435,051				407,882		0		(2,710)
	07/2026		$		16,575		COP		57,058,209		23		0
	07/2026				3,206		PLN		12,003		0		(16)
	07/2026				112,324		TRY		5,412,845		2,166		0
	07/2026				332,282		ZAR		5,397,224		0		(3,300)
	07/2026		ZAR		1,041,906		$		58,890		0		(4,613)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	08/2026		CAD		12,948		EUR		7,981		0		(11)
	08/2026		COP		54,908,629		$		14,541		0		(1,407)
	08/2026		EUR		3,696,972				4,215,768		0		(14,057)
	08/2026		NZD		68,004				38,510		0		(156)
	08/2026		TRY		2,246				47		0		0
	09/2026		COP		57,058,209				16,366		0		(31)
	09/2026		$		3,189		IDR		57,920,769		25		0
	09/2026				1,322		MXN		23,061		0		(11)
BSH	07/2026		BRL		3,645,585		$		660,846		0		(45,348)
	07/2026		PEN		622,395				179,893		0		(2,107)
	07/2026		$		719,473		BRL		3,645,585		0		(13,279)
	07/2026				713,165		JPY		113,390,410		0		(15,786)
	07/2026				25,293		PEN		86,300		0		(49)
	08/2026		CHF		544,350		$		674,832		0		(1,303)
	08/2026		PEN		29,015				8,532		55		0
	08/2026		$		99,326		BRL		517,791		207		0
	09/2026		CLP		26,456,583		$		30,044		1,318		0
	09/2026		PEN		1,169,325				342,241		1,845		(647)
	10/2026		BRL		6,956,335				1,284,057		0		(34,380)
	10/2026		PEN		295,553				87,102		1,006		0
	11/2026				169,535				50,000		666		0
	12/2026				199,207				57,751		0		(175)
	01/2027				298,882				88,041		1,182		0
	02/2027				305,134				87,738		0		(782)
	03/2027				360,603				104,130		0		(361)
	04/2027		BRL		3,454,000				640,053		9,934		0
CBK	07/2026		COP		616,373,854				165,423		0		(14,228)
	07/2026		DKK		5,932				926		19		0
	07/2026		EUR		1,271,749				1,483,072		29,972		0
	07/2026		IDR		502,358,964				28,066		0		(30)
	07/2026		ILS		454,479				156,450		3,654		0
	07/2026		INR		21,060,282				223,210		724		0
	07/2026		KRW		23,886				15		0		0
	07/2026		NOK		532,935				57,450		3,610		0
	07/2026		PEN		522,080				152,998		825		(480)
	07/2026		SEK		103,325				11,183		527		0
	07/2026		$		18,238		AUD		25,984		0		(248)
	07/2026				127,772		COP		444,757,484		1,852		0
	07/2026				164,585		GBP		122,685		0		(1,850)
	07/2026				241		HUF		73,524		0		(4)
	07/2026				181,612		IDR		3,258,433,738		416		0
	07/2026				217,340		INR		21,060,282		5,146		0
	07/2026				24,477		KRW		37,003,252		0		(553)
	07/2026				48,525		PEN		165,420		24		(160)
	07/2026				232,825		PLN		857,857		0		(4,788)
	07/2026				276		TWD		8,742		0		(2)
	07/2026				609		ZAR		10,026		2		0
	08/2026		EUR		452,457		$		517,135		0		(535)
	08/2026		GBP		820,540		EUR		43,130		30		0
	08/2026		ILS		790,985		$		284,311		8,317		0
	08/2026		PEN		79				231,010		2,070		(2,091)
	08/2026		SEK		452,457				8		0		0
	08/2026		$		17,051		GBP		12,883		37		0
	08/2026				48,006		ILS		142,566		0		(50)
	08/2026				41,501		INR		3,939,800		38		(3)
	08/2026				58,577		PEN		199,864		0		(167)
	09/2026		COP		2,163,298,719		$		581,667		0		(40,020)
	09/2026		IDR		6,785,726,345				375,886		0		(612)
	09/2026		INR		2,120,314				22,064		0		(208)
	09/2026		KZT		94,381				187		0		(5)
	09/2026		PEN		648,485				189,846		1,641		(947)
	09/2026		THB		4,142,308				125,124		1		(351)
	09/2026		$		123,285		IDR		2,198,670,326		0		(1,246)
	09/2026				415,977		MXN		7,311,696		3,004		(3,505)
	10/2026		COP		213,927,559		$		60,515		0		(405)
	10/2026		PEN		101,135				29,790		323		0
	10/2026		$		4,439		COP		15,820,089		71		0
	11/2026		COP		5,420		$		67,256		0		(1,501)
	11/2026		$		5,420		COP		19,463,678		93		0
	12/2026		COP		1,052,375,398		$		273,583		0		(22,503)
	12/2026		PEN		42,213				12,047		0		(223)
	12/2026		$		194,274		IDR		3,531,998,991		471		0
	12/2026				448,591		MXN		7,894,665		0		(3,180)
	01/2027		PEN		352,696		$		103,085		617		0
	03/2027				346,392				100,067		0		(307)
DUB	07/2026		CZK		7,791				374		7		0
	07/2026		IDR		436,652,188				24,414		27		0
	07/2026		INR		8,855,199				93,780		270		0
	07/2026		KZT		23,719				50		0		0
	07/2026		SGD		329,478				258,305		3,636		0
	07/2026		$		315,446		CNH		2,145,863		552		0
	07/2026				65,311		INR		6,307,243		1,264		0
	07/2026				43,119		NOK		400,635		0		(2,644)
	07/2026				2,657		PEN		9,063		0		(8)
	07/2026				133,044		PLN		493,656		0		(1,820)
	07/2026				154,020		ZAR		2,493,280		0		(2,045)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	07/2026		ZAR		764,823		$		43,206		0		(3,409)
	08/2026		CNH		2,141,100				315,446		0		(522)
	08/2026		JPY		3,405				21		0		0
	08/2026		KZT		155,139				321		1		0
	08/2026		PEN		465,368				137,913		2,013		0
	08/2026		$		338		SGD		437		0		0
	09/2026		IDR		2,694,142,792		$		149,736		220		0
	09/2026		PEN		738,343				214,635		10		(732)
	09/2026		$		72,488		IDR		1,316,305,858		564		0
	09/2026				84,751		INR		8,057,585		0		(213)
	11/2026		KZT		95,366		$		192		1		0
	12/2026		PEN		502,194				145,416		0		(615)
	12/2026		$		57,986		IDR		1,050,756,260		0		(50)
FAR	07/2026		BRL		1,069,000		$		206,385		0		(693)
	07/2026		CHF		546,643				700,207		23,669		0
	07/2026		CNH		892,552				131,927		491		0
	07/2026		EUR		32,689				38,225		874		0
	07/2026		INR		7,889,358				83,616		271		0
	07/2026		JPY		566,122,528				3,497,608		15,812		0
	07/2026		PEN		169,320				50,000		483		0
	07/2026		SGD		1,428				1,101		0		(3)
	07/2026		$		200,000		BRL		1,069,000		7,078		0
	07/2026				1,780		CAD		2,479		0		(32)
	07/2026				49,601		CNH		337,382		82		0
	07/2026				2,135,092		GBP		1,613,948		5,729		0
	07/2026				82,672		INR		7,889,358		674		0
	07/2026				161,032		JPY		25,588,497		0		(3,656)
	07/2026				567,526		PLN		2,075,183		0		(15,893)
	07/2026				6,352		SEK		61,636		5		0
	07/2026				218,730		ZAR		3,609,666		1,292		0
	08/2026		CHF		488,500		$		606,594		0		(169)
	08/2026		CNH		336,641				49,601		0		(78)
	08/2026		GBP		1,761,776				2,330,597		0		(6,260)
	08/2026		ILS		394,372				137,694		5,056		0
	08/2026		PEN		312,561				91,090		90		(236)
	08/2026		SEK		61,526				6,352		0		(5)
	08/2026		$		106,124		BRL		554,232		414		0
	08/2026				3,497,608		JPY		564,646,338		0		(15,869)
	08/2026				1,101		SGD		1,425		3		0
	09/2026		COP		261,301,992		$		66,901		0		(8,192)
	09/2026		PEN		319,396				92,785		219		(598)
	09/2026		$		40,395		INR		3,871,010		266		0
	09/2026				494,730		MXN		8,693,258		504		(1,253)
	12/2026		COP		388,000,000		$		100,000		0		(9,164)
	12/2026		PEN		707,906				205,080		0		(770)
GLM	07/2026		BRL		30,335,605				5,548,986		0		(327,388)
	07/2026		COP		6,635,142				1,754		0		(182)
	07/2026		EUR		202,545				236,846		5,418		0
	07/2026		IDR		1,632,387,818				91,200		0		(97)
	07/2026		KRW		69,557,528				45,047		109		0
	07/2026		TRY		965,396				20,290		0		(58)
	07/2026		$		5,861,444		BRL		30,335,605		60,805		(45,875)
	07/2026				1,851,645		CAD		2,634,891		6,202		0
	07/2026				58,842		COP		206,753,710		1,415		0
	07/2026				174,701		IDR		3,132,387,818		489		0
	07/2026				45,047		KRW		69,547,617		0		(82)
	07/2026				4,967		ZAR		82,019		32		0
	08/2026		CAD		2,631,147		$		1,851,645		0		(6,205)
	08/2026		NGN		6,337,800				4,024		0		(472)
	08/2026		PEN		41,717				12,374		183		0
	08/2026		$		330,009		BRL		1,692,907		5		(4,591)
	08/2026				55,576		INR		5,330,297		549		0
	08/2026		ZAR		1,095,042		$		61,429		0		(5,236)
	09/2026		COP		661,881,586				181,487		0		(8,724)
	09/2026		IDR		3,150,731,417				174,701		0		(124)
	09/2026		MXN		346,552				19,740		48		0
	09/2026		PEN		139,580				40,692		0		(20)
	09/2026		THB		12,328,211				382,018		8,586		0
	09/2026		$		1,459,483		BRL		7,615,337		2,871		(8,879)
	09/2026				353,233		IDR		6,342,693,558		823		(2,029)
	09/2026				241,122		INR		23,167,697		2,265		(36)
	09/2026				328,241		MXN		5,695,777		0		(4,587)
	10/2026		BRL		4,592,000		$		804,372		0		(65,951)
	10/2026		$		1,207,158		BRL		6,409,297		7,598		0
	11/2026		COP		206,181,353		$		56,962		0		(1,434)
	11/2026		$		108		COP		388,809		2		0
	12/2026		COP		1,539,431,701		$		398,790		0		(34,330)
	04/2027		BRL		9,407,900				1,747,798		32,936		(1,438)
IND	07/2026		DKK		10,605				1,656		34		0
	09/2026		PEN		26,251				7,752		96		0
JPM	07/2026		AUD		717,093				511,214		14,734		0
	07/2026		BRL		8,324,550				1,506,935		0		(105,631)
	07/2026		CHF		520,797				666,286		21,735		0
	07/2026		EUR		1,354,516				1,580,128		32,458		0
	07/2026		GBP		3,319,976				4,455,156		51,374		0
	07/2026		ILS		1,384,509				463,656		0		(1,654)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	07/2026		INR		1,099,571				11,644		28		0
	07/2026		KRW		21,493,656				13,886		0		0
	07/2026		KZT		12,480				26		0		0
	07/2026		NOK		605,193				61,141		1		0
	07/2026		NZD		110,751				65,433		2,532		0
	07/2026		$		1,630,997		BRL		8,324,550		1,881		(20,312)
	07/2026				384,648		EUR		330,016		0		(7,572)
	07/2026				726		HUF		221,952		0		(13)
	07/2026				26,564		IDR		477,543,453		108		0
	07/2026				11,654		INR		1,099,571		0		(38)
	07/2026				20,862		KRW		32,036,240		8		(158)
	07/2026				62,829		NZD		111,410		446		0
	07/2026				127,585		PLN		465,696		52		(3,843)
	07/2026				96,457		THB		3,224,115		626		0
	07/2026				12,834		ZAR		209,204		12		(94)
	08/2026		EUR		1,183,965		$		1,350,996		0		(3,616)
	08/2026		GBP		2,491,582				3,297,028		0		(7,858)
	08/2026		ILS		1,352,008				465,387		10,644		0
	08/2026		KZT		58,014				119		0		0
	08/2026		PEN		47,934				13,896		0		(106)
	08/2026		$		674		HKD		5,273		0		(1)
	08/2026				88,484		INR		8,401,116		91		(3)
	08/2026				61,141		NOK		605,458		0		(1)
	09/2026		COP		95,457,460		$		26,144		0		(1,289)
	09/2026		IDR		3,042,055,723				170,675		1,914		(78)
	09/2026		INR		2,796,603				29,314		0		(61)
	09/2026		MXN		896,326				50,827		65		(170)
	09/2026		PEN		136,037				39,543		0		(135)
	09/2026		THB		12,358,552				377,343		4,356		(1,363)
	09/2026		$		119,467		INR		11,391,328		75		(14)
	09/2026				506,980		MXN		8,870,563		0		(2,924)
	10/2026		BRL		896,900		$		163,312		0		(6,678)
	10/2026		$		248,476		BRL		1,319,332		1,578		0
	11/2026		ZAR		1,611,415		$		91,938		0		(5,351)
	12/2026		$		124,619		MXN		2,199,803		0		(507)
	04/2027		BRL		6,394,395		$		1,170,248		6,931		(3,224)
MBC	07/2026		AUD		2,981				2,134		70		0
	07/2026		CHF		343,898				430,221		5,473		(869)
	07/2026		EUR		234,626				272,517		4,433		0
	07/2026		GBP		1,492,218				2,001,602		22,249		0
	07/2026		IDR		44,440,730				2,484		0		(1)
	07/2026		INR		8,036,438				85,101		241		0
	07/2026		KRW		287,826,474				189,873		3,783		0
	07/2026		NOK		199,317				20,110		5		(31)
	07/2026		SEK		228				24		1		0
	07/2026		$		430,765		AUD		614,275		846		(6,317)
	07/2026				1,436		CAD		2,043		4		0
	07/2026				3,275		DKK		21,465		7		0
	07/2026				115,420		EUR		99,238		0		(2,031)
	07/2026				202,391		GBP		151,306		71		(1,762)
	07/2026				2,405		IDR		43,048,159		3		0
	07/2026				725		ILS		2,133		0		(8)
	07/2026				131,196		INR		12,646,416		2,273		0
	07/2026				680,729		JPY		108,171,676		0		(15,446)
	07/2026				71,978		NOK		667,415		0		(4,553)
	07/2026				88,710		NZD		155,495		368		(765)
	07/2026				3,866		SEK		37,639		16		0
	08/2026		AUD		116,632		$		80,426		0		(277)
	08/2026		CHF		159,961				198,601		0		(86)
	08/2026		DKK		21,428				3,275		0		(7)
	08/2026		ILS		57,287				19,254		40		(56)
	08/2026		JPY		89,542				553		1		0
	08/2026		NZD		190,320				107,830		0		(383)
	08/2026		SEK		37,573				3,866		0		(16)
	08/2026		$		31,322		INR		2,975,577		50		0
	08/2026				7,726		NOK		76,809		31		0
	09/2026		IDR		16,768,947		$		922		0		(8)
	09/2026		PEN		53,177				15,344		0		(166)
	09/2026		THB		2,820,680				84,477		0		(964)
	09/2026		$		78		IDR		1,399,674		0		0
	09/2026				355,833		INR		34,042,984		1,823		(293)
	09/2026				11,353		MXN		198,154		0		(94)
	10/2026		ZAR		63,371		$		3,561		0		(277)
MYI	07/2026		CHF		76,135				97,697		3,471		0
	07/2026		EUR		1,057,052				1,235,314		27,526		0
	07/2026		GBP		31,119		EUR		35,842		0		(324)
	07/2026		$		117,841		GBP		87,742		0		(1,456)
	07/2026				12,006		JPY		1,915,500		0		(225)
	08/2026		EUR		1,436,139		$		1,638,963		0		(4,170)
NGF	07/2026		IDR		897,134,555				50,122		0		(53)
	07/2026		$		162,477		IDR		2,897,134,555		0		(445)
	07/2026				132,661		INR		12,762,422		2,103		0
	08/2026		SEK		4,198		$		432		0		(2)
	09/2026		IDR		2,913,382,295				162,477		772		0
	09/2026		$		75,435		IDR		1,342,336,418		0		(934)
RBC	07/2026		EUR		8,261		GBP		7,172		74		0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	08/2026		JPY		6,045		$		37		0		0
RYL	07/2026		CHF		208,364				267,426		9,549		0
SCX	07/2026		CAD		19,028		EUR		11,813		81		0
	07/2026		EUR		4,044,505		$		4,705,487		84,235		0
	07/2026		INR		6,313,375				66,635		0		(30)
	07/2026		JPY		24,362				150		1		0
	07/2026		NGN		56,084,999				40,487		0		(45)
	07/2026		$		1,517		CAD		2,150		0		(1)
	07/2026				28,342		GBP		21,128		0		(316)
	07/2026				61,724		IDR		1,107,639,710		139		0
	07/2026				174,590		INR		16,734,824		2,120		0
	07/2026				23,234		NZD		41,103		110		0
	07/2026				12,131		PEN		41,525		16		0
	08/2026		CHF		324,851		$		402,971		0		(525)
	08/2026		$		636		HKD		4,976		0		(1)
	08/2026				138,181		INR		13,239,533		1,224		0
	08/2026				150		JPY		24,299		0		(1)
	09/2026		IDR		3,322,629,932		$		184,057		0		(342)
	09/2026		KZT		14,797				29		0		(1)
	09/2026		PEN		729,462				212,552		0		(215)
	09/2026		THB		5,292,092				163,167		2,982		(117)
	09/2026		$		192,330		IDR		3,452,496,787		380		(1,094)
	09/2026				66,635		INR		6,355,689		47		0
	11/2026		NGN		4,237,850		$		2,620		0		(292)
	12/2026		CLP		84,504,051				94,007		2,214		0
SOG	07/2026		CAD		19,020		EUR		11,813		87		0
	07/2026				2,656,815		$		1,924,478		51,173		0
	07/2026		CNH		1,512,587				223,598		856		0
	07/2026		DKK		11,134				1,734		32		0
	07/2026		EUR		10,946		CAD		17,727		0		(8)
	07/2026				92,808		GBP		80,501		738		0
	07/2026				4,496,694		$		5,244,776		106,854		0
	07/2026		JPY		1,800,565				11,126		52		0
	07/2026		$		103,554		AUD		150,078		353		0
	07/2026				2,257,026		GBP		1,706,507		6,570		0
	07/2026				1,731,814		JPY		275,128,820		0		(39,703)
	07/2026				2,683,456		SGD		3,477,759		4,667		0
	08/2026		AUD		150,078		$		103,487		0		(358)
	08/2026		CAD		17,726		EUR		10,946		7		0
	08/2026				22,075		$		15,560		0		(27)
	08/2026		CHF		161,542				200,253		0		(397)
	08/2026		GBP		1,706,507				2,256,958		0		(6,589)
	08/2026		KZT		14,710				30		0		0
	08/2026		NZD		1,250,283				709,062		0		(1,829)
	08/2026		SGD		3,469,800				2,683,456		0		(4,676)
	08/2026		$		11,126		JPY		1,795,870		0		(53)
SSB	07/2026		CHF		424		$		539		15		0
	07/2026		$		17,006		CAD		24,108		0		(8)
	07/2026				5,379		JPY		869,200		0		(33)
	08/2026		CAD		24,074		$		17,006		8		0
	08/2026		CHF		125,738				156,140		0		(38)
	09/2026		$		3,365		MXN		58,987		2		(15)
UAG	07/2026		COP		130,048,488		$		34,242		0		(3,639)
	07/2026		EUR		48,387				56,613		1,326		0
	07/2026		GBP		616,659				827,827		9,860		0
	07/2026		INR		158,093				1,676		5		0
	07/2026		KRW		124,677				82		2		0
	07/2026		$		4,637		COP		15,949,833		18		0
	07/2026				5,883		GBP		4,377		0		(77)
	07/2026				1,630		INR		158,093		40		0
	07/2026				135,431		PLN		494,889		0		(3,879)
	08/2026		COP		87,481,134		$		23,180		0		(2,229)
	09/2026				697,870,789				188,387		0		(12,167)
	09/2026		THB		526,177				16,036		97		0
	09/2026		$		196,585		MXN		3,447,632		0		(679)

Total Forward Foreign Currency Contracts											$1,078,976		$(1,443,505)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$8,322
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	89,977
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	5,740
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	57,415
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	907
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	47,387
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	6,647
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	50,400

Total Purchased Options							$209,617	$266,795

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	229,300	$(579)	$(551)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	229,300	(579)	(16)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	231,900	(545)	(349)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	231,900	(545)	(581)

							$(2,248)	$(1,497)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	$(10,445)	$(2,240)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,592)	(3,501)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(5,028)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	0
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	0
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	0

						$(137,849)	$(10,769)

Total Written Options						$(140,097)	$(12,266)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

											Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)			Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.357%		$	9,400	$(101)	$273	$172	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203			10,600	(464)	507	43	0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510			47,700	(2,287)	2,523	236	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634			3,100	(276)	293	17	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422			140,500	(6,441)	6,860	419	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.357			14,000	(223)	480	257	0
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510			6,100	(219)	249	30	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.167			67,700	(340)	899	559	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.445			4,300	(57)	146	89	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—	◆		46,292	0	2,371	2,371	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆		13,559	0	54	54	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	◆		7,474	0	30	30	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203			17,500	(769)	839	70	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510			59,100	(2,190)	2,483	293	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634			25,400	(2,264)	2,404	140	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.561			18,800	2,628	(1,804)	824	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$		$		$		$		$
	Israel Government International Bonds		1.000		Quarterly		12/20/2026		0.140				6,800		30		(1)		29		0
	Israel Government International Bonds		1.000		Quarterly		06/20/2029		0.357				19,200		(261)		613		352		0
	Israel Government International Bonds		1.000		Quarterly		12/20/2029		0.408				73,400		(1,997)		3,430		1,433		0
	Mexico Government International Bonds		1.000		Quarterly		12/20/2027		0.369				1,560		(65)		80		15		0
	Mexico Government International Bonds		1.000		Quarterly		12/20/2028		0.484				9,700		(102)		223		121		0
	Nissan Motor Co. Ltd.		1.000		Quarterly		12/20/2030		2.400		JPY		526,600		(278)		93		0		(185)
	South Africa Government International Bonds		1.000		Quarterly		12/20/2026		0.203		$		8,900		(400)		436		36		0
JPM	Colombia Government International Bonds		1.000		Quarterly		06/20/2027		0.510				8,800		(339)		383		44		0
	Israel Government International Bonds		1.000		Quarterly		06/20/2029		0.357				69,900		(845)		2,127		1,282		0
	Israel Government International Bonds		1.000		Quarterly		12/20/2029		0.408				16,400		(472)		792		320		0
	Israel Government International Bonds		1.000		Quarterly		06/20/2030		0.445				4,500		(49)		142		93		0
	Nissan Motor Co. Ltd.		1.000		Quarterly		12/20/2030		2.400		JPY		526,600		(277)		92		0		(185)
MYC	Colombia Government International Bonds		1.000		Quarterly		06/20/2027		0.510		$		61,200		(2,202)		2,505		303		0
	Colombia Government International Bonds		1.000		Quarterly		12/20/2027		0.634				70,400		(6,276)		6,663		387		0
	Israel Government International Bonds		1.000		Quarterly		06/20/2029		0.357				13,800		(234)		487		253		0
	Israel Government International Bonds		1.000		Quarterly		12/20/2029		0.408				41,100		(1,057)		1,860		803		0
	Mexico Government International Bonds		1.000		Quarterly		12/20/2026		0.242				48,100		74		111		185		0
	Mexico Government International Bonds		1.000		Quarterly		06/20/2027		0.286				40,060		(136)		421		285		0
	Mexico Government International Bonds		1.000		Quarterly		06/20/2028		0.410				17,400		(337)		537		200		0
	Mexico Government International Bonds		1.000		Quarterly		12/20/2028		0.484				82,600		(872)		1,900		1,028		0
	South Africa Government International Bonds		1.000		Quarterly		12/20/2026		0.203				229,100		(10,035)		10,957		922		0
NGF	Nissan Motor Co. Ltd.		1.000		Quarterly		12/20/2030		2.400		JPY		787,100		(398)		121		0		(277)

															$(39,531)		$52,579		$13,695		$(647)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

		$		$		$		$		$		$		$		$		$
																Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate		Payment Frequency		Maturity Date				Notional Amount(4)		Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)		Asset		Liability
BOA	ABX.HE.AAA.7-1 Index «		0.090%		Monthly		08/25/2037		$		27,166		$(22,258)		$18,340		$0		$(3,918)
	ABX.HE.AAA.7-2 Index «		0.760		Monthly		01/25/2038				2,769		(2,035)		1,820		0		(215)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000		Quarterly		12/20/2030		EUR		206,600		47,276		(3,340)		43,936		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063		$		249		(7)		7		0		0
	CMBX.NA.AS.6 Index		1.000		Monthly		05/11/2063				320		(1)		1		0		0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000		Quarterly		12/20/2030		EUR		94,260		21,637		(1,591)		20,046		0
BRC	ABX.HE.AAA.6-2 Index «		0.110		Monthly		05/25/2046		$		2,625		(741)		533		0		(208)
	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037				8,543		(7,017)		5,785		0		(1,232)
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063				16		(1)		1		0		0
	CMBX.NA.AS.6 Index		1.000		Monthly		05/11/2063				736		(23)		23		0		0
	PRIMEX.ARM.2-AAA Index «		4.580		Monthly		12/25/2037				897		25		(23)		2		0
CBK	ABX.HE.AA.6-1 Index «		0.320		Monthly		07/25/2045				4,376		(2,133)		1,766		0		(367)
	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037				65,608		(53,800)		44,338		0		(9,462)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000		Quarterly		12/20/2030		EUR		30,140		6,826		(416)		6,410		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063		$		66		(3)		3		0		0
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057				598		(22)		22		0		0
DUB	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037				11,960		(9,807)		8,082		0		(1,725)
	ABX.HE.AAA.7-2 Index «		0.760		Monthly		01/25/2038				9,243		(6,794)		6,078		0		(716)
	CMBX.NA.AAA.10 Index		0.500		Monthly		11/17/2059				37,731		(612)		645		33		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063				210		(5)		5		0		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058				224		(23)		23		0		0
	CMBX.NA.AS.6 Index		1.000		Monthly		05/11/2063				400		(8)		8		0		0
GST	ABX.HE.AAA.6-2 Index «		0.110		Monthly		05/25/2046				4,711		(1,321)		948		0		(373)
	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037				64,399		(35,632)		26,343		0		(9,289)
	ABX.HE.AAA.7-2 Index «		0.760		Monthly		01/25/2038				18,614		(4,609)		3,167		0		(1,442)
	CMBX.NA.AAA.10 Index		0.500		Monthly		11/17/2059				244,308		(1,803)		2,015		212		0
	CMBX.NA.AAA.12 Index		0.500		Monthly		08/17/2061				5,000		(8)		23		15		0
	CMBX.NA.AAA.13 Index		0.500		Monthly		12/16/2072				70,800		109		294		403		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063				73		(3)		3		0		0
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057				9,928		(11)		12		1		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058				4,407		(178)		178		0		0
	CMBX.NA.AS.9 Index		1.000		Monthly		09/17/2058				3,146		(237)		180		0		(57)
JPM	ABX.HE.AA.6-2 Index «		0.170		Monthly		05/25/2046				672		(284)		184		0		(100)
	ABX.HE.AA.7-2 Index «		1.920		Monthly		01/25/2038				150		(84)		47		0		(37)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index		5.000		Quarterly		12/20/2030		EUR		223,140		50,837		(3,383)		47,454		0
JPS	CMBX.NA.AAA.10 Index		0.500		Monthly		11/17/2059		$		194,315		(3,441)		3,610		169		0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$	$		$		$		$		$
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057			7,042		(312)		313		1		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058			6,721		(60)		61		1		0
MEI	ABX.HE.AAA.6-2 Index «		0.110		Monthly		05/25/2046			3,717		(1,007)		713		0		(294)
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063			11		0		0		0		0
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057			1,740		(121)		121		0		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058			3,549		(277)		277		0		0
MYI	ABX.HE.AAA.6-2 Index «		0.110		Monthly		05/25/2046			36,508		0		(2,891)		0		(2,891)
	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037			13,668		(1,456)		(515)		0		(1,971)
	ABX.HE.AAA.7-2 Index «		0.760		Monthly		01/25/2038			6,924		0		(536)		0		(536)
	CMBX.NA.AAA.10 Index		0.500		Monthly		11/17/2059			49,476		0		43		43		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063			52		0		0		0		0
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057			776		0		0		0		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058			202		0		0		0		0
	CMBX.NA.AS.6 Index		1.000		Monthly		05/11/2063			748		0		0		0		0
SAL	CMBX.NA.AAA.10 Index		0.500		Monthly		11/17/2059			276,775		929		(688)		241		0
	CMBX.NA.AAA.11 Index		0.500		Monthly		11/18/2054			82,868		392		(150)		242		0
	CMBX.NA.AAA.12 Index		0.500		Monthly		08/17/2061			125,500		(139)		514		375		0
	CMBX.NA.AAA.6 Index		0.500		Monthly		05/11/2063			446		0		0		0		0
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057			493		(27)		27		0		0
	CMBX.NA.AAA.9 Index		0.500		Monthly		09/17/2058			1,568		2		(2)		0		0
	CMBX.NA.AS.6 Index		1.000		Monthly		05/11/2063			800		0		0		0		0
UAG	ABX.HE.AA.6-2 Index «		0.170		Monthly		05/25/2046			20,021		(1)		(2,989)		0		(2,990)
	ABX.HE.AAA.7-1 Index «		0.090		Monthly		08/25/2037			57,420		(12,299)		4,017		0		(8,282)
	ABX.HE.AAA.7-2 Index «		0.760		Monthly		01/25/2038			38,160		(11)		(2,944)		0		(2,955)
	CMBX.NA.AAA.8 Index		0.500		Monthly		10/17/2057			622		(37)		37		0		0

												$(40,615)		$111,139		$119,584		$(49,060)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	IBXXLLTR Index	183,861	230.500%	Maturity	12/21/2026	$42,380	$0	$41	$41	$0
	Receive	IBXXLLTR Index	153,445	230.050%	Maturity	12/21/2026	35,300	0	(35)	0	(35)
JPM	Receive	IBXXLLTR Index	235,683	230.500%	Maturity	12/21/2026	54,325	0	52	52	0
MYC	Receive	IBXXLLTR Index	239,294	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	54,200	0	(983)	0	(983)
	Receive	IBXXLLTR Index	95,367	229.640%	Maturity	09/21/2026	21,900	0	(92)	0	(92)
	Receive	IBXXLLTR Index	344,813	230.560%	Maturity	09/21/2026	79,500	0	(15)	0	(15)
	Receive	IBXXLLTR Index	245,092	230.770%	Maturity	09/21/2026	56,560	0	41	41	0
	Receive	IBXXLLTR Index	611,434	230.540%	Maturity	09/21/2026	140,960	0	(40)	0	(40)
	Receive	IBXXLLTR Index	356,352	230.390%	Maturity	09/21/2026	82,100	0	(77)	0	(77)
	Receive	IBXXLLTR Index	531,841	230.520%	Maturity	12/21/2026	122,600	0	128	128	0

								$0	$(980)	$262	$(1,242)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Pay	NVIDIA Corp.	1,167,318	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	$224,744	$0	$(8,755)	$0	$(8,755)

Total Swap Agreements								$(80,146)	$153,983	$133,541	$(59,704)

(s)

Securities with an aggregate market value of $622,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,143,388	$4,104,768	$6,248,156
Corporate Bonds & Notes
Banking & Finance	0	4,498,828	575,586	5,074,414
Industrials	0	11,048,369	294,507	11,342,876
Utilities	0	1,632,351	0	1,632,351
Convertible Bonds & Notes
Banking & Finance	0	2,889	0	2,889
Municipal Bonds & Notes
California	0	24,072	0	24,072
Illinois	0	51	0	51
U.S. Government Agencies	0	135,700,627	0	135,700,627
U.S. Treasury Obligations	0	27,078,429	0	27,078,429
Non-Agency Mortgage-Backed Securities	46,800	62,544,826	1,780,755	64,372,381
Asset-Backed Securities
Automobile ABS Other	0	792,505	38,137	830,642
Automobile Sequential	0	3,191,973	0	3,191,973
Casino Services	0	0	46,164	46,164
CMBS Other	0	1,771,721	0	1,771,721
Credit Card Other	0	396,643	0	396,643
Home Equity Other	0	9,882,720	0	9,882,720
Home Equity Sequential	0	244,758	0	244,758
Manufacturing House ABS Other	0	7,955	0	7,955
Manufacturing House Sequential	0	76,431	0	76,431
Whole Loan Collateral	0	2,148,455	0	2,148,455
Other ABS	36,099	26,273,750	2,884,572	29,194,421
Sovereign Issues	0	34,606,239	0	34,606,239
Common Stocks
Communication Services	7,814	0	120,722	128,536
Consumer Staples	0	0	12	12
Financials	12,403	5,550	0	17,953
Industrials	0	0	6,273	6,273
Information Technology	233,569	0	0	233,569
Real Estate	471	0	0	471
Warrants
Communication Services	0	0	13,699	13,699
Preferred Securities
Banking & Finance	0	274,187	43,635	317,822
Industrials	0	230	0	230
Real Estate Investment Trusts
Real Estate	308,650	0	0	308,650
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	226,423	0	226,423
Short-Term Notes	0	219,365	0	219,365
Egypt Treasury Bills	0	66,922	0	66,922
Nigeria Treasury Bills	0	1,470,535	0	1,470,535
South Africa Treasury Bills	0	504,777	0	504,777
U.S. Treasury Bills	0	160	0	160

	$645,806	$326,835,129	$9,908,830	$337,389,765
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	157,210	70,382	47,134	274,726
Short-Term Instruments
Central Funds Used for Cash Management Purposes	129,257	0	0	129,257

	$286,467	$70,382	$47,134	$403,983

Total Investments	$932,273	$326,905,511	$9,955,964	$337,793,748

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,337,149)	$0	$(3,337,149)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28,481	460,555	0	489,036
Over the counter	0	1,476,855	2,457	1,479,312

	$28,481	$1,937,410	$2,457	$1,968,348
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67,294)	(354,282)	0	(421,576)
Over the counter	0	(1,466,472)	(49,003)	(1,515,475)

	$(67,294)	$(1,820,754)	$(49,003)	$(1,937,051)

Total Financial Derivative Instruments	$(38,813)	$116,656	$(46,546)	$31,297

Totals	$893,460	$323,685,018	$9,909,418	$334,487,896

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$4,903,667	$489,063	$(1,194,523)	$3,683	$12,812	$(61,916)	$0	$(48,018)	$4,104,768	$(23,534)
Corporate Bonds & Notes
Banking & Finance	1,052,773	8,250	(479,841)	7,864	(13,545)	85	0	0	575,586	(17,100)
Industrials	295,201	0	0	(4)	0	(690)	0	0	294,507	(690)
Non-Agency Mortgage-Backed Securities	3,643,857	1,313,543	(712,521)	(1,282)	(17,513)	(31,128)	0	(2,414,201)	1,780,755	2,388
Asset-Backed Securities
Automobile ABS Other	18,598	19,968	0	1	0	(430)	0	0	38,137	(430)
Casino Services	47,620	0	(630)	0	(45)	(781)	0	0	46,164	(873)
Other ABS	3,283,876	1,060,236	(109,769)	497	(9,213)	(1,083)	0	(1,339,972)	2,884,572	(7,006)
Common Stocks
Communication Services	119,724	0	0	0	0	998	0	0	120,722	998
Consumer Staples	12	0	0	0	0	0	0	0	12	0
Industrials(3)	16,217	0	(8,989)	0	318	(374)	0	(899)	6,273	(13)
Real Estate	27	0	0	0	0	10	0	(37)	0	0
Warrants
Communication Services	0	0	0	0	0	0	13,699	0	13,699	0
Preferred Securities
Banking & Finance	41,657	0	0	0	0	1,978	0	0	43,635	1,978

	$13,423,229	$2,891,060	$(2,506,273)	$10,759	$(27,186)	$(93,331)	$13,699	$(3,803,127)	$9,908,830	$(44,282)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments(3)	295,758	670	(240,945)	0	(8,430)	81	0	0	47,134	13,151
Financial Derivative Instruments - Assets
Over the counter	$2,635	$0	$(228)	$0	$(7)	$57	$0	$0	$2,457	$180

Financial Derivative Instruments - Liabilities
Over the counter	$(36,598)	$19,222	$(29,605)	$0	$(10,551)	$8,529	$0	$0	$(49,003)	$(26,055)

Totals	$13,685,024	$2,910,952	$(2,777,051)	$10,759	$(46,174)	$(84,664)	$13,699	$(3,803,127)	$9,909,418	$(57,006)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,633,654	Discounted Cash Flow	Discount Rate		4.540 - 9.960	6.417
	465,671	Proxy pricing	Base Price		99.176	—
	3,150	Discounted Cash Flow	Discount Rate		6.790	—
	2,293	Third Party Vendor	Broker Quote
Corporate Bonds & Notes
Banking & Finance	536,897	Discounted Cash Flow	Discount Rate		4.816 - 12.000	5.990
	30,404	Discounted Cash Flow	Discount Rate		4.917 - 5.105	5.024
	8,285	Recent Transaction	Purchase Price	EUR	—	—
Industrials	225,996	Discounted Cash Flow	Discount Rate		5.068 - 7.150	6.461
	68,511	Discounted Cash Flow	Discount Rate		5.383 - 5.661	5.522
Non-Agency Mortgage-Backed Securities	519,799	Discounted Cash Flow	Discount Rate		5.836 -10.000	7.067
	959,009	Proxy pricing	Base Price		85.075 - 107.375	98.188
	301,947	Recent Transaction	Purchase Price		102.738	—
Asset-Backed Securities
Automobile ABS Other	18,552	Discounted Cash Flow	Discount Rate		8.000	—
	941	Proxy pricing	Base Price		81.364	—
	18,644	Recent Transaction	Purchase Price		—	—
Casino Services	46,164	Discounted Cash Flow	Discount Rate		6.321	—
Other ABS	872,386	Discounted Cash Flow	Discount Rate		5.571 - 21.000	8.291
	1,296,873	Proxy pricing	Base Price		89.962 - 99.996	97.975
	715,313	Recent Transaction	Purchase Price		100.000 - 495.216	83.531

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2026 (Unaudited)

Common Stocks
Communication Services	120,722	Indicative Market Quotation	Broker Quote		$15.125	—
Consumer Staples	12	Indicative Market Quotation	Broker Quote		$8.250	—
Industrials	6,273	Indicative Market Quotation	Broker Quote		$0.656 - 22.917	22.525
Warrants
Communication Services	13,699	Other Valuation Techniques(4)	—		—	—
Preferred Securities
Banking & Finance	43,635	Discounted Cash Flow	Discount Rate		11.630	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	45,064	Reference Instrument	Liquidity Discount		14.000	—
	2	Expected Recovery	Price		$0.0001(5)	—
	2,068	Indicative Market Quotation / Recent Transaction	Broker Quote / Purchase Price	$/$	3.250/2.000	—
Financial Derivative Instruments - Assets
Over the counter	2,457	Indicative Market Quotation	Broker Quote		0.053 - 5.109	4.937
Financial Derivative Instruments - Liabilities
Over the counter	(49,003)	Indicative Market Quotation	Broker Quote		(0.226) - 92.000	86.787

Total	$9,909,418

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Common Stock Financials to Affiliated Investments since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(5)	Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust